UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Equity Income Fund

(formerly known as First American Equity Income Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 99.3%

	Consumer Discretionary – 12.8%

359,031	Brunswick ▼	$7,837,647

542,790	Cinemark Holdings	10,578,977

546,814	Foot Locker	11,882,268

230,372	Hasbro	9,113,516

310,361	Home Depot	10,840,910

592,618	International Game Technology	11,016,769

506,775	M.D.C. Holdings ▼	11,458,183

321,915	Mattel	8,582,254

180,365	McDonald’s	15,597,964

315,466	Starbucks	12,647,032

177,450	Thomson Reuters	6,109,604

38,784	Whirlpool ▼	2,685,016

263,375	Yum! Brands	13,911,468
	Total Consumer Discretionary	132,261,608
	Consumer Staples – 8.1%

373,227	Altria Group ▼	9,815,870

271,818	ConAgra Foods	6,961,259

164,446	Kimberly-Clark	10,748,191

429,636	Kraft Foods, Class A	14,770,886

221,253	Philip Morris International	15,746,576

380,060	Sysco ▼	11,626,035

407,135	Unilever	13,223,745
	Total Consumer Staples	82,892,562
	Energy – 12.7%

163,840	Anadarko Petroleum	13,526,630

317,950	Chevron	33,073,159

153,514	ConocoPhillips	11,051,473

319,544	Enbridge Energy Partners	9,426,548

336,967	Exterran Partners ▼	7,986,118

370,210	Exxon Mobil	29,539,056

154,232	Royal Dutch Petroleum, ADR	11,345,306

261,874	Total – ADR ▼	14,159,527
	Total Energy	130,107,817
	Financials – 16.5%

207,515	Aflac	9,558,141

606,132	Annaly Capital Management - REIT	10,170,895

1,805,615	Bank of America ▼	17,532,521

221,300	BankUnited	5,512,583

297,402	Blackstone Group ▼	4,939,847

203,970	Capital One Financial ▼	9,749,766

136,836	Citigroup	5,246,292

510,443	Fifth Third Bancorp	6,457,104

60,051	Goldman Sachs Group ▼	8,105,084

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Equity Income Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Financials (continued)

353,236	Hartford Financial Services Group ▼	$8,272,787

686,519	JPMorgan Chase	27,769,693

154,645	Liberty Property Trust – REIT ▼	5,251,744

103,791	Mid-America Apartment Communities – REIT	7,347,365

187,609	National Retail Properties – REIT	4,707,110

727,013	Old Republic International ▼	7,590,016

183,766	Prudential Financial	10,783,389

687,013	Redwood Trust – REIT ▼	9,844,896

95,064	Ventas – REIT ▼	5,145,814

228,259	Zions Bancorporation ▼	4,998,872
	Total Financials	168,983,919
	Health Care – 9.4%

317,067	Abbott Laboratories	16,271,878

363,125	Bristol-Myers Squibb	10,407,163

263,110	GlaxoSmithKline	11,687,346

102,781	Humana —	7,665,407

263,894	Johnson & Johnson	17,097,692

1,404,519	Pfizer	27,022,946

124,860	UnitedHealth Group	6,196,802
	Total Health Care	96,349,234
	Industrials – 10.4%

183,804	3M	16,016,681

120,669	Boeing	8,503,544

356,728	Emerson Electric	17,511,777

116,277	General Dynamics	7,923,115

1,247,398	General Electric	22,340,899

120,132	Hubbell, Class B	7,144,250

72,767	Republic Services	2,112,426

136,422	United Parcel Service, Class B	9,443,131

198,130	United Technologies	16,413,089
	Total Industrials	107,408,912
	Information Technology – 13.7%

631,941	Applied Materials	7,785,513

210,495	Automatic Data Processing	10,838,388

488,028	Cisco Systems	7,793,807

734,802	Intel	16,408,128

41,359	MasterCard, Class A	12,542,116

470,099	Maxim Integrated Products ▼	10,793,473

722,350	Microsoft	19,792,390

418,960	Molex, Class A	8,274,460

362,515	Oracle	11,085,709

225,015	QUALCOMM	12,326,322

620,013	Seagate Technology	8,611,981

285,680	Texas Instruments	8,498,980

70,778	Visa, Class A ▼	6,054,350
	Total Information Technology	140,805,617

2	Nuveen Investments

Shares	Description ▲	Value

	Materials – 5.9%

236,066	E.I. Du Pont de Nemours	$12,138,514

239,611	Freeport-McMoRan Copper & Gold	12,689,799

684,749	Huntsman	13,078,705

132,624	PPG Industries	11,166,941

108,547	Praxair ▼	11,249,811
	Total Materials	60,323,770
	Telecommunication Services – 5.8%

391,575	CenturyTel	14,531,348

849,063	Verizon Communications	29,963,434

1,225,243	Windstream ▼	14,960,217
	Total Telecommunication Services	59,454,999
	Utilities – 3.9%

522,653	CenterPoint Energy	10,233,546

437,945	PNM Resources	6,577,934

250,611	PPL	6,992,047

617,194	Westar Energy ▼	15,929,777
	Total Utilities	39,733,304
	Total Common Stocks (cost $806,174,846)	1,018,321,742

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 13.7%

140,169,567	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$140,169,567
	Total Money Market Funds (cost $140,169,567)	140,169,567

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 1.0%

10,194,414	First American Treasury Obligations Fund, Class Z, 0.000% Ω	$10,194,414
	Total Short-Term Investments (cost $10,194,414)	10,194,414
	Total Investments (cost $956,538,827) – 113.9%	1,168,685,723
	Other Assets Less Liabilities – (13.9)%	(143,046,757)
	Net Assets – 100.0%	$1,025,638,966

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Equity Income Fund (continued)

July 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,018,321,742	$—	$—	$1,018,321,742
Money Market Funds	140,169,567	—	—	140,169,567
Short-Term Investments	10,194,414	—	—	10,194,414
Total	$1,168,685,723	$—	$—	$1,168,685,723

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $956,538,842.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$233,131,386
Depreciation	(20,984,505)
Net unrealized appreciation (depreciation) of investments	$212,146,881

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

▼	Investment, or portion of investment, is out on loan for securities lending.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund

(formerly known as First American Global Infrastructure Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 99.3%

	Australia – 6.5%

582,263	APA Group	$2,569,825

756,606	Asciano Group	1,383,805

537,135	Australian Infrastructure Fund	1,154,064

543,424	DUET Group	922,469

99,691	Macquarie Atlas Roads Group —	181,263

241,220	SP AusNet —	243,504

296,222	Spark Infrastructure Group	422,265

978,024	Transurban Group	5,475,543
	Total Australia	12,352,738
	Austria – 1.0%

8,602	Flughafen Wien	423,999

50,070	Oesterreichische Post	1,489,797
	Total Austria	1,913,796
	Belgium – 0.3%

11,673	Elia System Operator	478,030
	Brazil – 10.2%

110,830	Companhia de Concessoes Rodoviarias	3,318,075

38,615	Companhia de Gas de Sao Paulo, Class A	966,091

25,273	Companhia de Saneamento Basico do Estado de Sao Paulo – ADR	1,508,545

66,869	Companhia de Transmissao de Energia Electrica Paulista	2,021,355

11,687	Companhia Energetica de Minas Gerais – ADR	225,559

82,517	Companhia Paranaense de Energia-Copel – ADR	1,994,436

36,328	CPFL Energia – ADR	1,049,516

240,749	EcoRodovias Infraestructura e Logistica	2,024,288

132,864	Energias do Brasil	3,313,782

95,353	Santos Brasil Participacoes —	1,650,855

68,695	Wilson Sons – BDR —	1,200,840
	Total Brazil	19,273,342
	Canada – 10.3%

11,420	Algonquin Power & Utilities	67,771

6,869	ATCO, Class I —	442,860

83,766	Brookfield Asset Management, Class A	2,641,142

20,707	Brookfield Renewable Power Fund	497,384

298,851	Enbridge	9,829,209

98,783	Progressive Waste Solutions	2,225,581

39,173	TransCanada	1,643,307

45,535	Veresen	665,785

63,613	Westshore Terminals Investment	1,488,709
	Total Canada	19,501,748
	Chile – 1.3%

215,669	Empresa Electrica Del Norte Grande —	572,760

29,996	Empresa Nacional de Electrcidad – ADR	1,609,285

16,902	Enersis – ADR	368,295
	Total Chile	2,550,340

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	China – 0.8%

1,214,299	China Suntien Green Energy, Class H	$342,626

77,803	ENN Energy Holdings	262,580

262,085	Jiangsu Expressway, Class H	251,888

819,895	Zhejiang Expressway, Class H	577,110
	Total China	1,434,204
	Czech Republic – 0.2%

5,770	CEZ	298,614
	Denmark – 0.2%

38	AP Moller – Maersk, Class B	291,157
	France – 8.5%

45,804	Aeroports de Paris	4,163,649

70,407	GDF Suez	2,302,383

180,494	Groupe Eurotunnel	1,923,911

6,326	Rubis	369,142

54,202	Suez Environnement	1,004,770

71,346	Veolia Environnement – ADR	1,597,441

81,422	Vinci	4,718,563
	Total France	16,079,859
	Germany – 2.6%

88,257	E.ON	2,433,533

13,768	Fraport Frankfurt Airport	1,103,139

33,116	Hamburger Hafen und Logistik	1,322,371
	Total Germany	4,859,043
	Hong Kong – 6.0%

1,112,802	Beijing Capital International Airport, Class H	522,292

444,234	Beijing Enterprises Holdings	2,242,824

2,001,454	Beijing Enterprises Water Group •	541,915

146,352	Cheung Kong Infrastructure Holdings	843,283

3,615,892	China Everbright International	1,379,096

682,295	China Merchants Holdings International	2,422,046

1,663,681	China Water Affairs Group	546,180

140,196	Cosco Pacific	227,129

580,769	Hopewell Highway Infrastructure	374,117

599,234	MTR	2,032,670

533,763	Sichuan Expressway, Class H	233,965
	Total Hong Kong	11,365,517
	India – 0.8%

23,073	GAIL India – GDR —	1,455,192
	Italy – 5.0%

83,839	ACEA	737,465

28,725	Ansaldo STS	277,619

345,565	Atlantia	6,398,311

87,530	Autostrada Torino-Milano	1,022,589

106,686	IREN	175,940

5,346	SAVE	56,230

6	Nuveen Investments

Shares	Description ▲	Value

	Italy (continued)

32,508	Snam Rete Gas	$187,675

49,674	Societa Iniziative Autostradali e Servizi	489,043

33,100	Terna-Rete Elettrica Nationale	150,090
	Total Italy	9,494,962
	Japan – 1.0%

111,672	Japan Airport Terminal	1,433,793

74,746	Toho Gas	409,705
	Total Japan	1,843,498
	Lebanon – 0.2%

56,048	Equatorial Energia	413,805
	Luxembourg – 0.1%

7,960	SES	215,430
	Mexico – 0.9%

103,892	Empresas ICA – ADR •	842,564

14,754	Grupo Aeroportuario del Sureste – ADR	879,634
	Total Mexico	1,722,198
	Netherlands – 2.2%

81,407	Koninklijke Vopak	4,062,949
	New Zealand – 1.7%

258,045	Auckland International Airport	511,956

685,734	Infratil	1,084,970

197,515	Port of Tauranga	1,594,091
	Total New Zealand	3,191,017
	Norway – 0.2%

38,157	Hafslund, Class B —	447,489
	Philippines – 0.4%

244,224	International Container Terminal Services	316,084

5,441,316	Metro Pacific Investments	465,426
	Total Philippines	781,510
	Poland – 0.2%

161,897	Tauron Polska Energia	374,667
	Portugal – 0.2%

96,668	Brisa Auto-Estradas de Portugal	449,531
	Singapore – 7.4%

998,401	CitySpring Infrastructure Trust	406,343

2,030,189	ComfortDelGro	2,415,598

1,299,870	Hutchison Port Holdings Trust •	987,901

348,858	Hyflux •	567,100

579,866	Parkway Life – REIT	895,256

419,425	SembCorp Industries	1,763,137

1,665,747	Singapore Airport Terminal Services	3,479,259

1,498,019	Singapore Post	1,362,288

1,374,890	SMRT	2,101,748
	Total Singapore	13,978,630

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Spain – 2.8%

252,003	Abertis Infraestructuras	$4,635,872

27,634	Enagas	629,579
	Total Spain	5,265,451
	Switzerland – 1.5%

6,021	Flughafen Zuerich	2,770,275
	United Kingdom – 4.7%

208,268	Balfour Beatty	1,034,176

193,662	Centrica	974,636

16,083	National Grid – ADR	791,123

16,801	Scottish & Southern Energy	359,982

115,922	Serco Group	1,025,600

95,106	Severn Trent	2,227,552

16,282	Stagecoach Group	66,842

254,067	United Utilities Group	2,448,940
	Total United Kingdom	8,928,851
	United States – 22.1%

13,398	American States Water	458,078

30,451	American Tower, Class A	1,599,591

50,365	Aqua America	1,065,220

0	Ashford Hospitality Trust	0

10,880	Brookfield Infrastructure Partners	273,632

16,294	Chesapeake Utilities	629,111

101,650	El Paso	2,088,908

3,160	Enbridge Energy Management •	94,168

57,203	Enbridge Energy Partners	1,687,489

28,536	Geo Group •	593,549

8,548	ITC Holdings	600,582

11,900	Kinder Morgan	335,937

3,648	New Jersey Resources	159,089

32,293	NextEra Energy	1,784,188

35,791	Northeast Utilities	1,216,894

26,930	Northwest Natural Gas	1,201,347

70,698	Pepco Holdings	1,320,639

11,141	PG&E	461,572

687	Piedmont Natural Gas	20,040

122,939	Questar	2,265,766

20,916	Republic Services	607,191

18,751	Sabra Health Care – REIT	270,202

14,332	SBA Communications, Class A •	547,052

94,534	Sempra Energy	4,791,928

51	SJW	1,200

35,260	South Jersey Industries	1,780,630

14,490	Southwest Gas	540,332

266,826	Spectra Energy	7,209,639

44,882	Spectra Energy Partners	1,334,791

56,223	Standard Parking •	935,551

8	Nuveen Investments

Shares	Description ▲	Value

	United States (continued)

11,662	Waste Connections	$375,983

3,690	Waste Management	116,198

81,326	Williams	2,578,034

65,281	Wisconsin Energy	2,000,863

35,252	Xcel Energy	846,046
	Total United States	41,791,440
	Total Common Stocks (cost $178,393,692)	187,585,283

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 0.5%

	Money Market Funds – 0.5%

858,680	State Street Institutional Liquid Reserves Fund, 0.150% Ω	$858,680
	Total Short-Term Investments (cost $858,680)	858,680
	Total Investments (cost $179,252,372) – 99.8%	188,443,963
	Other Assets Less Liabilities – 0.2%	378,881
	Net Assets – 100.0%	$188,822,844

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$182,144,543	$5,440,740	$—	$187,585,283
Short-Term Investments	858,680	—	—	858,680
Total	$183,003,223	$5,440,740	$—	$188,443,963

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $180,473,804.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

July 31, 2011

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$57,836,972
Depreciation	(49,866,813)
Net unrealized appreciation (depreciation) of investments	$7,970,159

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

—	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen International Fund

(formerly known as First American International Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 89.1%

	Australia – 2.4%

178,362	APA Group	$787,200

230,124	Asciano Group	420,888

165,461	Australian Infrastructure Fund	355,502

98,085	CSL	3,306,596

164,726	DUET Group	279,624

31,206	Macquarie Atlas Roads Group •	56,740

34,270	Newcrest Mining	1,494,414

73,553	SP AusNet —	74,249

100,140	Spark Infrastructure Group	142,750

299,165	Transurban Group	1,674,898

73,273	Woodside Petroleum	3,087,508

132,205	WorleyParsons	3,994,723
	Total Australia	15,675,092
	Austria – 0.5%

58,488	Erste Group Bank	2,796,343

2,607	Flughafen Wien	128,501

15,230	Oesterreichische Post	453,152
	Total Austria	3,377,996
	Belgium – 0.7%

77,901	Anheuser-Busch InBev	4,483,576

3,524	Elia System Operator	144,314
	Total Belgium	4,627,890
	Brazil – 1.8%

33,707	Companhia de Concessoes Rodoviarias	1,009,134

11,751	Companhia de Gas de Sao Paulo, Class A	293,993

7,657	Companhia de Saneamento Basico do Estado de Sao Paulo – ADR	457,046

20,236	Companhia de Transmissao de Energia Electrica Paulista	611,706

161,442	Companhia Energetica de Minas Gerais – ADR	3,115,831

25,061	Companhia Paranaense de Energia-Copel – ADR	605,724

11,120	CPFL Energia – ADR	321,257

74,166	EcoRodovias Infraestructura e Logistica	623,609

40,562	Energias do Brasil	1,011,663

156,727	Hypermarcas	1,186,430

93,896	Itau Unibanco Holding – ADR	1,912,662

29,260	Santos Brasil Participacoes —	506,581

20,973	Wilson Sons – BDR —	366,623
	Total Brazil	12,022,259
	Canada – 4.5%

17,020	Agrium	1,487,208

3,458	Algonquin Power & Utilities	20,521

2,082	ATCO, Class I —	134,231

68,905	Bank of Nova Scotia	3,911,048

25,489	Brookfield Asset Management, Class A	803,668

6,378	Brookfield Renewable Power Fund	153,200

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Canada (continued)

134,482	Cameco	$3,571,842

91,379	Cenovus Energy	3,512,848

90,899	Enbridge	2,989,668

99,549	EnCana —	2,920,465

228,688	Manulife Financial	3,633,852

29,943	Progressive Waste Solutions	674,616

96,031	Suncor Energy	3,670,305

11,950	TransCanada	501,303

13,825	Veresen	202,141

19,557	Westshore Terminals Investment	457,684

106,244	Yamana Gold	1,379,047
	Total Canada	30,023,647
	Chile – 0.4%

64,872	Empresa Electrica Del Norte Grande	172,283

9,088	Empresa Nacional de Electrcidad – ADR	487,571

5,174	Enersis – ADR	112,741

25,378	Sociedad Quimica y Minera de Chile – ADR	1,632,313
	Total Chile	2,404,908
	China – 2.0%

2,000,000	Agile Property Holdings	3,222,402

655,850	China Merchants Bank	1,554,423

368,467	China Suntien Green Energy, Class H	103,967

23,659	ENN Energy Holdings	79,847

2,314,000	Industrial & Commercial Bank of China, Class H	1,757,367

78,902	Jiangsu Expressway, Class H	75,832

15,539	New Oriental Education & Technology Group – ADR •	1,984,796

224,500	Ping An Insurance	2,183,265

90,000	Tencent Holdings	2,336,455

248,116	Zhejiang Expressway, Class H	174,645
	Total China	13,472,999
	Czech Republic – 0.0%

1,780	CEZ	92,120
	Denmark – 1.0%

11	AP Moller – Maersk, Class B	84,282

31,274	Novo Nordisk, Class B	3,825,463

114,165	Vestas Wind Systems •	2,516,918
	Total Denmark	6,426,663
	Finland – 0.5%

514,757	Nokia Oyj	2,993,373
	France – 5.1%

13,950	Aeroports de Paris	1,268,075

59,900	Alstom	3,153,270

208,481	AXA	3,900,486

79,082	BNP Paribas	5,128,792

95,232	Carrefour	2,809,872

12	Nuveen Investments

Shares	Description ▲	Value

	France (continued)

21,572	GDF Suez	$705,427

54,757	Groupe Eurotunnel	583,663

29,448	Iliad	3,776,070

21,563	L’oreal	2,594,368

1,925	Rubis	112,330

16,505	Suez Environnement	305,954

105,934	Total	5,725,583

256,466	Ubisoft Entertainment	2,134,366

21,877	Veolia Environnement – ADR	489,821

24,844	Vinci	1,439,758
	Total France	34,127,835
	Germany – 8.2%

100,128	Adidas	7,432,652

150,152	Aixtron	4,033,815

48,543	Allianz	6,325,906

13,200	BASF	1,192,113

40,824	Bayer	3,265,943

53,362	BMW	5,334,721

43,441	Deutsche Boerse	3,212,231

233,301	E.ON	6,432,869

4,167	Fraport	333,874

10,098	Hamburger Hafen und Logistik	403,228

43,730	Henkel KGAA	2,948,178

49,748	SAP	3,110,366

33,940	Siemens	4,337,763

99,440	Symrise	2,716,578

17,747	Wacker Chemie	3,356,022
	Total Germany	54,436,259
	Hong Kong – 1.9%

336,479	Beijing Capital International Airport, Class H	157,926

134,621	Beijing Enterprises Holdings	679,667

610,994	Beijing Enterprises Water Group •	165,433

239,948	Cheung Kong Holdings	3,658,448

44,073	Cheung Kong Infrastructure Holdings	253,949

1,088,813	China Everbright International	415,272

207,729	China Merchants Holdings International	737,406

1,190,000	China Resources Land	2,330,997

504,072	China Water Affairs Group	165,485

42,677	Cosco Pacific	69,140

176,585	Hopewell Highway Infrastructure	113,752

1,614,000	Li & Fung	2,683,754

640,475	Li Ning	782,156

182,566	MTR	619,286

161,503	Sichuan Expressway, Class H	70,792
	Total Hong Kong	12,903,463

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	India – 0.4%

7,047	GAIL India – GDR —	$444,448

58,445	HDFC Bank – ADR	2,031,548
	Total India	2,475,996
	Ireland – 2.0%

132,520	Covidien	6,730,691

228,620	CRH	4,468,833

160,431	WPP	1,818,247
	Total Ireland	13,017,771
	Israel – 0.5%

72,535	Teva Pharmaceutical Industries – ADR	3,383,032
	Italy – 1.7%

25,365	ACEA	223,116

8,619	Ansaldo STS	83,300

106,122	Atlantia	1,964,902

26,622	Autostrada Torino-Milano	311,017

292,830	Enel	1,686,516

123,781	Eni	2,689,901

32,297	IREN	53,262

73,783	Saipem	3,844,884

1,658	SAVE	17,440

15,269	Societa Iniziative Autostradali e Servizi	150,324

10,006	Snam Rete Gas	57,766

10,231	Terna-Rete Elettrica Nationale	46,392
	Total Italy	11,128,820
	Japan – 16.7%

204,200	AMADA	1,582,895

217,857	Canon	10,503,211

25,700	FANUC	4,861,726

500	INPEX	3,881,254

33,844	Japan Airport Terminal	434,534

10,646	Keyence	3,009,987

128,100	KOMATSU	3,999,074

110,523	Mitsubishi	2,956,065

368,810	Mitsubishi UFJ Financial Group	1,872,770

139,327	Mitsui Sumitomo Insurance Group	3,481,979

262,000	NGK Insulators	4,798,649

27,278	Nintendo	4,325,946

626,609	NKSJ Holdings	4,134,581

98,643	Nomura Research Institute	2,350,724

4,579	Rakuten	4,670,571

77,073	SECOM	3,844,821

228,032	Seven & I Holdings	6,502,266

54,695	SMC	10,058,903

103,136	Sugi Holdings	2,914,533

222,914	Sumitomo Metal Mining	3,947,241

14	Nuveen Investments

Shares	Description ▲	Value

	Japan (continued)

1,609,000	Sumitomo Mitsui Trust	$5,927,105

301,753	Suzuki Motor	6,988,908

1,195,058	The Bank of Yokohama	5,853,143

81,675	THK	2,117,452

22,767	Toho Gas	124,793

138,400	Toyota Motor	5,650,042
	Total Japan	110,793,173
	Lebanon – 0.0%

17,511	Equatorial Energia	129,285
	Luxembourg – 1.3%

96,944	ArcelorMittal	3,019,806

44,190	Millicom International Cellular	5,280,705

2,410	SES	65,225
	Total Luxembourg	8,365,736
	Malaysia – 0.2%

491,881	Sime Darby Berhad	1,515,672
	Mexico – 0.4%

31,786	Empresas ICA – ADR •	257,784

4,475	Grupo Aeroportuario del Sureste – ADR	266,800

65,865	Wal-Mart de Mexico – ADR	1,811,946
	Total Mexico	2,336,530
	Netherlands – 2.1%

115,939	Heineken	6,860,234

411,990	Koninklijke KPN	5,875,427

24,653	Koninklijke Vopak	1,230,409
	Total Netherlands	13,966,070
	New Zealand – 0.1%

77,918	Auckland International Airport	154,588

212,264	Infratil	335,845

60,786	Port of Tauranga	490,588
	Total New Zealand	981,021
	Norway – 1.6%

11,700	Hafslund, Class B —	137,213

429,250	Norsk Hydro —	3,055,625

125,257	Statoil —	3,087,170

271,825	Telenor ASA —	4,543,064
	Total Norway	10,823,072
	Philippines – 0.0%

74,805	International Container Terminal Services	96,815

1,664,791	Metro Pacific Investments	142,399
	Total Philippines	239,214
	Poland – 0.0%

49,185	Tauron Polska Energia	113,825
	Portugal – 0.3%

29,306	Brisa Auto-Estradas de Portugal	136,280

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Portugal (continued)

622,844	Energias de Portugal	$2,163,854
	Total Portugal	2,300,134
	Russia – 0.3%

154,912	Gazprom – ADR	2,271,010
	Singapore – 1.7%

305,930	CitySpring Infrastructure Trust	124,512

612,836	ComfortDelGro	729,176

319,720	DBS Group Holdings	4,120,166

4,513,717	Golden Agri-Resources	2,729,983

395,283	Hutchison Port Holdings Trust	300,415

105,645	Hyflux	171,736

186,020	Parkway Life – REIT	287,197

127,194	SembCorp Industries	534,685

506,420	Singapore Airport Terminal Services	1,057,763

478,655	Singapore Post	435,285

423,890	SMRT	647,986
	Total Singapore	11,138,904
	South Africa – 0.7%

227,310	MTN Group	4,917,481
	South Korea – 0.4%

7,085	Samsung Electronics – GDR	2,835,882
	Spain – 0.8%

77,176	Abertis Infraestructuras	1,419,737

288,994	Banco Santander	3,041,753

95,232	Distribuidora International de Alimentacion •	403,676

8,410	Enagas	191,603
	Total Spain	5,056,769
	Sweden – 1.2%

123,425	Atlas Copco, Class A	2,912,765

412,059	Ericsson	5,175,737
	Total Sweden	8,088,502
	Switzerland – 8.6%

154,859	ABB	3,709,139

63,128	Adecco	3,793,504

64,700	Compagnie Financiere Richemont	4,178,608

74,740	Credit Suisse Group	2,687,092

1,826	Flughafen Zuerich	840,146

75,470	Foster Wheeler •	2,045,237

46,359	Holcim	3,178,626

188,435	Nestle	12,003,606

110,118	Noble	4,060,051

79,541	Novartis	4,876,029

70,721	Roche Holding	12,690,594

80,090	UBS	1,322,170

83,450	Xstrata	1,760,651
	Total Switzerland	57,145,453

16	Nuveen Investments

Shares	Description ▲	Value

	Taiwan – 0.2%

464,200	Hon Hai Precision Industry	$1,323,830
	Turkey – 0.6%

835,400	Turkiye Garanti Bankasi	3,665,783
	United Kingdom – 15.0%

140,078	Anglo American	6,630,248

352,696	ARM Holdings	3,362,979

178,671	Autonomy •	4,916,805

63,403	Balfour Beatty	314,834

165,303	BG Group	3,897,257

133,781	BHP Billiton	4,997,373

74,926	BP – ADR	3,404,637

277,537	British Sky Broadcasting Group	3,243,596

58,902	Centrica	491,467

284,756	Diageo	5,792,160

379,890	GlaxoSmithKline	8,469,664

87,486	HSBC Holdings – ADR	4,275,441

4,918	National Grid – ADR	241,916

476,125	Prudential	5,363,157

621,045	Reed Elsevier	5,631,225

413,346	Rolls Royce Holdings •	4,412,962

91,223	Schroders	2,428,158

151,815	Scottish & Southern Energy	3,252,820

35,583	Serco Group	314,814

29,345	Severn Trent	687,312

4,955	Stagecoach Group	33,533

231,534	Standard Chartered	5,898,062

750,884	Tesco	4,716,573

78,500	United Utilities Group	756,658

141,448	Vedanta Resources	4,089,482

199,626	Vodafone Group – ADR	5,609,491

151,180	Willis Group Holdings	6,189,309
	Total United Kingdom	99,421,933
	United States – 3.3%

4,092	American States Water	139,905

9,224	American Tower, Class A •	484,537

15,351	Aqua America	324,674

3,309	Brookfield Infrastructure Partners	83,221

59,280	Bunge	4,079,057

4,959	Chesapeake Utilities	191,467

30,789	El Paso	632,714

949	Enbridge Energy Management •	28,280

17,406	Enbridge Energy Partners	513,477

8,651	Geo Group •	179,941

2,606	ITC Holdings	183,098

3,609	Kinder Morgan	101,882

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	United States (continued)

1,115	New Jersey Resources	$48,625

9,827	NextEra Energy	542,942

11,014	Northeast Utilities	374,476

8,168	Northwest Natural Gas	364,374

21,549	Pepco Holdings	402,535

3,377	PG&E	139,909

51,911	Philip Morris International	3,694,506

209	Piedmont Natural Gas	6,077

37,608	Questar	693,115

6,412	Republic Services	186,140

5,675	Sabra Health Care – REIT	81,777

4,353	SBA Communications, Class A •	166,154

12,490	Schlumberger	1,128,721

28,807	Sempra Energy	1,460,227

16	SJW	376

10,679	South Jersey Industries	539,290

4,399	Southwest Gas	164,039

81,353	Spectra Energy	2,200,340

13,595	Spectra Energy Partners	404,315

17,034	Standard Parking •	283,446

3,550	Waste Connections	114,887

1,140	Waste Management	35,899

24,682	Williams	782,419

19,875	Wisconsin Energy	609,169

10,683	Xcel Energy	256,392
	Total United States	21,622,403
	Total Common Stocks (cost $509,290,907)	591,641,805

Shares	Description ▲	Value
	EXCHANGE-TRADED FUNDS – 3.7%

	United States – 3.7%

115,000	iShares MSCI Malaysia Index Fund	$1,733,050

144,900	iShares S&P Global Energy Sector Index Fund	6,035,085

215,000	Market Vectors Agribusiness	11,637,950

50,000	Market Vectors Gold Miners	2,847,000

57,000	Market Vectors Russia	2,251,500
	Total Exchange-Traded Funds (cost $24,890,363)	24,504,585

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 6.8%

	Money Market Fund – 2.8%

18,798,206	State Street Institutional Liquid Reserves Fund 0.140% Ω	$18,798,206

18	Nuveen Investments

Shares/ Principal Amount (000)	Description ▲	Value

	U.S. Treasury Obligations – 4.0%

	U.S. Treasury Bills ☐

$2,550	0.077%, 10/06/2011	$2,549,641

1,000	0.085%, 10/13/2011	999,828

22,600	0.087%, 10/20/2011	22,595,638
$26,150	Total U.S. Treasury Obligations	26,145,107
	Total Short-Term Investments (cost $44,942,543)	44,943,313
	Total Investments (cost $579,123,813) – 99.6%	661,089,703
	Other Assets Less Liabilities – 0.4% ¯	2,649,273
	Net Assets – 100.0%	$663,738,976

Investments in Derivatives

Futures Contracts outstanding at July 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	Long	187	8/11	$17,605,311	$(86,867)
Australian Dollar Currency	Short	(124)	9/11	(13,554,440)	(345,507)
CAC 40 10 Euro Index	Long	149	9/11	7,860,642	(299,581)
E-Mini MSCI EAFE	Short	(147)	9/11	(12,272,295)	121,412
E-Mini MSCI Emerging Market Index	Long	112	9/11	6,426,000	76,422
Euro STOXX 50 Index	Short	(15)	9/11	23,437,940	14,178
FTSE 100 Index	Long	451	9/11	42,822,125	331,983
FTSE JSE Top 40	Short	(250)	9/11	(10,369,220)	48,257
H-Shares Index	Short	(376)	8/11	(29,768,828)	281,310
IBEX 35 Index	Short	(118)	8/11	(16,276,418)	(75,257)
Kospi2 Index	Short	(169)	9/11	(22,293,157)	(60,993)
Mexican Bolsa Index	Long	244	9/11	7,506,909	160,279
MSCI Taiwan Stock Index	Short	(223)	8/11	(6,681,080)	50,064
Nikkei 225 Index	Long	1,021	9/11	50,182,150	1,731,106
OMXS 30 Index	Long	584	8/11	9,939,250	(253,877)
Russell 2000 Mini Index	Short	(378)	9/11	(30,069,900)	(452,558)
SGX MSCI Singapore Index	Long	149	8/11	9,025,878	38,732
S&P 500	Short	(29)	9/11	(9,340,900)	(121,916)
S&P TSX 60	Short	(241)	9/11	(36,937,611)	1,196,115
SPI 200	Long	371	9/11	44,599,478	(1,845,972)
STOXX Euro Small 20 Index	Short	(259)	9/11	(3,237,779)	95,220
Swiss Market Index	Long	139	9/11	10,243,314	(756,504)
					$(153,954)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$576,372,136	$15,269,669	$—	$591,641,805
Exchange-Traded Funds	24,504,585	—	—	24,504,585
Short-Term Investments	18,798,206	26,145,107	—	44,943,313
Derivatives:
Futures Contracts**	(153,954)	—	—	(153,954)
Total	$619,520,973	$41,414,776	$—	$660,935,749

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$4,145,078	Payable for variation margin on futures contracts*	$3,953,525
Foreign Currency Exchange Rate	Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	345,507
Total			$4,145,078		$4,299,032

*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments (excluding investments in derivatives) was $579,727,516.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$143,882,914
Depreciation	(62,520,727)
Net unrealized appreciation (depreciation) of investments	$81,362,187

20	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of July 31, 2011.

—	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

¯	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

ADR	American Depositary Receipt

BRD	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen International Select Fund

(formerly known as First American International Select Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 88.2%

	Argentina – 0.3%

58,254	YPF Sociedad Anonima	$2,479,873
	Australia – 2.4%

136,961	APA Group	604,477

176,705	Asciano Group	323,187

127,055	Australian Infrastructure Fund	272,985

87,903	BHP Billiton	4,019,410

65,684	CSL	2,214,308

126,492	DUET Group	214,722

23,961	Macquarie Atlas Roads Group •	43,566

26,169	Newcrest Mining	1,141,153

56,482	SP AusNet —	57,017

76,854	Spark Infrastructure Group	109,556

229,697	Transurban Group	1,285,976

72,968	Woodside Petroleum	3,074,656

120,168	WorleyParsons	3,631,012
	Total Australia	16,992,025
	Austria – 0.4%

45,871	Erste Group Bank	2,193,117

2,001	Flughafen Wien	98,631

11,695	Oesterreichische Post	347,976
	Total Austria	2,639,724
	Belgium – 0.4%

52,367	Anheuser-Busch InBev	3,013,972

2,705	Elia System Operator	110,775
	Total Belgium	3,124,747
	Brazil – 7.2%

380,243	Banco do Brasil	6,421,359

236,040	Cielo	6,581,146

69,900	Companhia de Bebidas das Americas – ADR	2,098,398

75,884	Companhia de Concessoes Rodoviarias	2,271,847

9,023	Companhia de Gas de Sao Paulo, Class A	225,742

5,880	Companhia de Saneamento Basico do Estado de Sao Paulo – ADR	350,977

15,538	Companhia de Transmissao de Energia Electrica Paulista	469,692

299,723	Companhia Energetica de Minas Gerais – ADR	5,784,654

19,239	Companhia Paranaense de Energia-Copel – ADR	465,007

208,500	Companhia Siderurgica Nacional – ADR	2,214,270

8,539	CPFL Energia – ADR	246,692

56,953	EcoRodovias Infraestructura e Logistica	478,877

31,147	Energias do Brasil	776,842

16,100	Fertilizantes Fosfatados —	247,804

282,011	Hypermarcas	2,134,835

126,734	Itau Unibanco Holding – ADR	2,581,572

104,200	Natura Cosmeticos	2,359,004

22	Nuveen Investments

Shares	Description ▲	Value

	Brazil (continued)

388,330	Redecard	$6,735,711

22,468	Santos Brasil Participacoes —	388,990

162,995	Souza Cruz	1,950,664

13,100	Ultrapar Participacoes	232,123

169,200	Usinas Siderurgicas de Minas Gerais, Class A	1,216,481

167,300	Vale – ADR	5,427,212

16,105	Wilson Sons – BDR —	281,527
	Total Brazil	51,941,426
	Canada – 3.8%

12,990	Agrium	1,135,066

2,655	Algonquin Power & Utilities	15,756

1,599	ATCO, Class I —	103,091

50,603	Bank of Nova Scotia	2,872,226

19,573	Brookfield Asset Management, Class A	617,137

4,898	Brookfield Renewable Power Fund	117,650

124,000	Cameco	3,293,440

69,767	Cenovus Energy	2,682,026

69,801	Enbridge	2,295,755

76,007	EnCana —	2,229,814

22,500	First Quantum Minerals	3,119,316

171,266	Manulife Financial	2,721,417

22,993	Progressive Waste Solutions	518,032

87,976	Suncor Energy	3,362,443

9,175	TransCanada	384,891

10,616	Veresen	155,221

15,019	Westshore Terminals Investment	351,483

81,119	Yamana Gold	1,052,925
	Total Canada	27,027,689
	Chile – 0.4%

49,802	Empresa Electrica Del Norte Grande	132,261

6,979	Empresa Nacional de Electrcidad – ADR	374,423

3,973	Enersis – ADR	86,572

37,699	Sociedad Quimica y Minera de Chile – ADR	2,424,800
	Total Chile	3,018,056
	China – 3.3%

2,734,000	Agile Property Holdings	4,405,023

1,931,350	China Construction Bank, Class H	1,554,151

1,131,900	China Merchants Bank	2,682,705

282,925	China Suntien Green Energy, Class H	79,830

18,168	ENN Energy Holdings	61,316

3,642,000	Industrial & Commercial Bank of China, Class H	2,765,917

60,585	Jiangsu Expressway, Class H	58,228

21,700	NetEase.com – ADR •	1,096,284

20,869	New Oriental Education & Technology Group – ADR •	2,665,597

344,500	Ping An Insurance	3,350,267

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	China (continued)

122,600	Tencent Holdings	$3,182,771

249,500	Weichai Power, Class H	1,354,364

190,524	Zhejiang Expressway, Class H	134,107
	Total China	23,390,560
	Czech Republic – 0.0%

1,367	CEZ	70,746
	Denmark – 0.7%

9	AP Moller – Maersk, Class B	68,958

20,445	Novo Nordisk, Class B	2,500,850

95,365	Vestas Wind Systems •	2,102,447
	Total Denmark	4,672,255
	Egypt – 0.6%

370,485	Commercial International Bank	1,689,506

34,206	Eastern Tobacco	604,009

23,297	Mobinil	407,735

45,175	Orascom Construction Industries	1,957,154
	Total Egypt	4,658,404
	Finland – 0.3%

393,019	Nokia Oyj	2,285,452
	France – 3.6%

10,712	Aeroports de Paris	973,736

45,730	Alstom	2,407,329

136,366	AXA	2,551,280

58,526	BNP Paribas	3,795,651

72,724	Carrefour	2,145,761

27,469	CFAO	1,173,562

16,566	GDF Suez	541,726

42,047	Groupe Eurotunnel	448,185

18,523	Iliad	2,375,175

16,459	L’oreal	1,980,277

1,477	Rubis	86,188

12,673	Suez Environnement	234,930

80,883	Total	4,371,612

195,818	Ubisoft Entertainment •	1,629,640

16,766	Veolia Environnement – ADR	375,391

19,077	Vinci	1,105,549
	Total France	26,195,992
	Germany – 5.6%

74,038	Adidas	5,495,952

98,158	Aixtron	2,637,003

37,064	Allianz	4,830,014

10,081	BASF	910,431

29,773	Bayer	2,381,857

31,892	BMW	3,188,316

31,797	Deutsche Boerse	2,351,219

24	Nuveen Investments

Shares	Description ▲	Value

	Germany (continued)

178,245	E.ON	$4,914,796

3,201	Fraport Frankfurt Airport	256,475

7,752	Hamburger Hafen und Logistik	309,549

33,386	Henkel KGAA	2,250,809

37,983	SAP	2,374,789

25,915	Siemens	3,312,113

75,926	Symrise	2,074,204

13,855	Wacker Chemie	2,620,031
	Total Germany	39,907,558
	Hong Kong – 1.8%

258,385	Beijing Capital International Airport, Class H	121,273

103,373	Beijing Enterprises Holdings	521,904

469,176	Beijing Enterprises Water Group •	127,034

184,161	Cheung Kong Holdings	2,807,873

33,845	Cheung Kong Infrastructure Holdings	195,015

836,016	China Everbright International	318,855

159,514	China Merchants Holdings International	566,249

1,880,000	China Resources Land	3,682,583

387,063	China Water Affairs Group	127,071

32,772	Cosco Pacific	53,093

135,599	Hopewell Highway Infrastructure	87,349

1,423,000	Huabao International Holdings	1,205,477

1,404,000	Li & Fung	2,334,566

489,442	Li Ning	597,713

140,195	MTR	475,556

124,019	Sichuan Expressway, Class H	54,361
	Total Hong Kong	13,275,972
	Hungary – 0.2%

55,667	OTP Bank	1,605,993
	India – 2.0%

172,631	Bank of India	1,504,855

70,589	Bharat Heavy Electricals	2,936,087

5,412	GAIL India – GDR —	341,330

80,210	HDFC Bank – ADR	2,788,100

17,400	Infosys Technologies – ADR	1,082,628

129,622	Jindal Steel & Power •	1,717,481

144,748	Punjab National Bank	3,675,510
	Total India	14,045,991
	Indonesia – 1.5%

1,401,566	Bank of Mandiri	1,291,147

2,732,500	Perusahaan Gas Negara	1,275,134

1,415,300	Semen Gresik Persero	1,570,057

547,700	Tambang Batubara Bukit Asam	1,370,341

98,500	Telekomunikasi Indonesia – ADR	3,437,650

469,519	United Tractors	1,506,034
	Total Indonesia	10,450,363

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Ireland – 1.4%

101,180	Covidien	$5,138,932

174,550	CRH	3,411,927

122,487	WPP	1,388,208
	Total Ireland	9,939,067
	Israel – 0.4%

59,125	Teva Pharmaceutical Industries – ADR	2,757,590
	Italy – 1.2%

19,475	ACEA	171,306

6,616	Ansaldo STS	63,942

81,491	Atlantia	1,508,847

20,442	Autostrada Torino-Milano	238,818

223,580	Enel Green Power	1,287,680

94,505	Eni	2,053,701

24,801	IREN	40,900

58,866	Saipem	3,067,549

1,272	SAVE	13,379

7,684	Snam Rete Gas	44,361

11,725	Societa Iniziative Autostradali e Servizi	115,433

7,855	Terna-Rete Elettrica Nationale	35,618
	Total Italy	8,641,534
	Japan – 11.7%

156,258	AMADA	1,211,263

154,498	Canon	7,448,579

19,100	FANUC	3,613,189

380	INPEX	2,949,753

25,989	Japan Airport Terminal	333,681

8,161	Keyence	2,307,393

107,200	KOMATSU	3,346,610

84,431	Mitsubishi	2,258,205

281,630	Mitsubishi UFJ Financial Group	1,430,081

106,378	Mitsui Sumitomo Insurance Group	2,658,537

194,000	NGK Insulators	3,553,198

20,910	Nintendo	3,316,062

479,001	NKSJ Holdings	3,160,613

75,391	Nomura Research Institute	1,796,614

3,460	Rakuten	3,529,194

58,858	SECOM	2,936,158

174,149	Seven & I Holdings	4,965,808

41,163	SMC	7,570,246

78,779	Sugi Holdings	2,226,226

170,371	Sumitomo Metal Mining	3,016,838

1,229,000	Sumitomo Mitsui Trust	4,527,291

230,408	Suzuki Motor	5,336,485

912,729	The Bank of Yokohama	4,470,355

62,384	THK	1,617,326

26	Nuveen Investments

Shares	Description ▲	Value

	Japan (continued)

17,483	Toho Gas	$95,830

110,200	Toyota Motor	4,498,805
	Total Japan	84,174,340
	Lebanon – 0.0%

13,442	Equatorial Energia	99,243
	Luxembourg – 1.0%

70,714	ArcelorMittal	2,202,741

29,580	Millicom International Cellular	3,534,810

27,255	Oriflame Cosmetics – SDR	1,242,890

1,850	SES	50,069
	Total Luxembourg	7,030,510
	Malaysia – 0.3%

61,800	British American Tobacco	968,228

375,588	Sime Darby Berhad	1,157,329
	Total Malaysia	2,125,557
	Mexico – 1.6%

90,400	America Movil, Series L – ADR	2,332,320

29,700	Desarrolladora Homex – ADR •	779,625

24,408	Empresas ICA – ADR •	197,949

3,436	Grupo Aeroportuario del Sureste – ADR	204,854

919,353	Grupo Mexico, Series B	3,391,581

70,400	Grupo Televisa – ADR	1,562,176

182,700	Kimberly-Clark de Mexico, Series A	1,136,301

76,137	Wal-Mart de Mexico – ADR	2,094,529
	Total Mexico	11,699,335
	Netherlands – 1.5%

88,523	Heineken	5,238,000

314,560	Koninklijke KPN	4,485,969

18,930	Koninklijke Vopak	944,779
	Total Netherlands	10,668,748
	New Zealand – 0.1%

59,831	Auckland International Airport	118,703

162,926	Infratil	257,782

46,670	Port of Tauranga	376,661
	Total New Zealand	753,146
	Norway – 1.2%

8,984	Hafslund, Class B —	105,361

327,880	Norsk Hydro —	2,334,020

95,638	Statoil —	2,357,160

222,436	Telenor ASA —	3,717,616
	Total Norway	8,514,157
	Philippines – 0.5%

57,438	International Container Terminal Services	74,338

1,278,377	Metro Pacific Investments	109,347

59,600	Philippine Long Distance Telephone – ADR	3,373,360
	Total Philippines	3,557,045

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Poland – 0.0%

37,769	Tauron Polska Energia	$87,406
	Portugal – 0.2%

22,504	Brisa Auto-Estradas de Portugal	104,649

475,551	Energias de Portugal	1,652,136
	Total Portugal	1,756,785
	Russia – 1.5%

195,851	Gazprom – ADR	2,871,176

43,971	Magnit – GDR	1,258,432

162,450	Mobile TeleSystems – ADR	3,050,811

408,336	TNK-BP Holding —	1,317,752

41,959	Uralkali – GDR, Class S —	2,053,226
	Total Russia	10,551,397
	Singapore – 1.2%

234,898	CitySpring Infrastructure Trust	95,602

470,539	ComfortDelGro	559,866

244,757	DBS Group Holdings	3,154,134

3,446,687	Golden Agri-Resources	2,084,623

303,513	Hutchison Port Holdings Trust	230,670

81,124	Hyflux	131,874

142,794	Parkway Life – REIT	220,460

97,671	SembCorp Industries	410,580

388,875	Singapore Airport Terminal Services	812,246

367,415	Singapore Post	334,125

325,498	SMRT	497,578
	Total Singapore	8,531,758
	South Africa – 3.2%

104,097	Bidvest Group	2,442,887

32,544	Kumba Iron Ore	2,477,676

38,018	Massmart Holdings	820,837

173,550	MTN Group	3,754,471

291,390	Murray & Roberts Holdings	1,342,932

79,661	Nedbank Group	1,672,669

334,892	Pretoria Portland Cement	1,292,345

325,907	Sanlam	1,315,271

158,520	Shoprite Holdings	2,463,514

94,427	Standard Bank Group	1,373,113

55,870	Tiger Brands	1,700,816

185,636	Truworths International	2,011,454
	Total South Africa	22,667,985
	South Korea – 3.6%

7,618	Hite Brewery	802,516

4,997	Hyundai Mobis	1,798,918

27,450	KB Financial Group	1,365,454

323,002	Korea Life Insurance	2,288,446

47,860	KT&G	2,979,943

28	Nuveen Investments

Shares	Description ▲	Value

	South Korea (continued)

12,759	NHN •	$2,539,921

3,859	Samsung Electronics – GDR	3,090,143

9,942	Samsung Electronics – GDR	3,979,441

101,306	Shinhan Financial Group – ADR	4,852,805

52,357	Woongjin Coway	2,021,466
	Total South Korea	25,719,053
	Spain – 0.5%

59,263	Abertis Infraestructuras	1,090,213

220,649	Banco Santander	2,322,405

72,724	Distribuidora International de Alimentacion •	308,268

6,458	Enagas	147,131
	Total Spain	3,868,017
	Sweden – 0.9%

95,151	Atlas Copco, Class A	2,245,513

314,613	Ericsson	3,951,750
	Total Sweden	6,197,263
	Switzerland – 5.8%

99,842	ABB	2,391,387

49,573	Adecco	2,978,953

44,905	Compagnie Financiere Richemont	2,900,161

55,699	Credit Suisse Group	2,002,520

1,402	Flughafen Zuerich	645,063

57,643	Foster Wheeler •	1,562,125

36,569	Holcim	2,507,370

126,849	Nestle	8,080,481

84,114	Noble	3,100,227

60,727	Novartis	3,722,692

53,165	Roche Holding	9,540,242

61,160	UBS	1,009,663

63,710	Xstrata	1,344,171
	Total Switzerland	41,785,055
	Taiwan – 1.5%

300,000	Delta Electronics	1,061,869

1,578,497	Hon Hai Precision Industry	4,501,642

38,706	HTC	1,151,394

194,150	MediaTek	1,739,058

975,961	Taiwan Semiconductor Manufacturing	2,425,410
	Total Taiwan	10,879,373
	Thailand – 0.8%

88,000	Banpu Public	2,148,171

392,400	CP ALL	621,656

290,800	Kasikornbank	1,380,266

38,400	PTT Exploration and Production Public Company	234,327

98,200	Siam Cement	1,442,353
	Total Thailand	5,826,773

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Turkey – 1.6%

326,495	Akbank T.A.S.	$1,419,306

366,874	Koc Holding	1,531,043

216,000	Turkcell Iletisim Hizmetleri – ADR	2,764,800

638,570	Turkiye Garanti Bankasi	2,802,082

1,170,650	Turkiye Is Bankasi, Class C	3,340,867
	Total Turkey	11,858,098
	United Kingdom – 9.7%

107,609	Anglo American	5,093,408

248,623	ARM Holdings	2,370,636

130,215	Autonomy •	3,583,356

48,678	Balfour Beatty	241,715

121,910	BG Group	2,874,205

57,211	BP – ADR	2,599,668

208,093	British Sky Broadcasting Group	2,431,999

45,231	Centrica	227,632

217,413	Diageo	4,422,351

290,045	GlaxoSmithKline	6,466,566

61,931	HSBC Holdings – ADR	3,026,568

3,775	National Grid – ADR	185,692

301,683	Prudential	3,398,211

474,177	Reed Elsevier	4,299,523

303,101	Rolls-Royce Group •	3,235,965

76,021	Schroders	2,023,513

115,937	Scottish & Southern Energy	2,484,091

27,322	Serco Group	241,727

22,534	Severn Trent	527,787

3,805	Stagecoach Group	15,620

173,760	Standard Chartered	4,426,336

471,664	Tesco	2,962,691

60,279	United Utilities Group	581,027

102,137	Vedanta Resources	2,952,939

152,413	Vodafone Group – ADR	4,282,805

115,430	Willis Group Holdings	4,725,704
	Total United Kingdom	69,681,735
	United States – 2.3%

3,142	American States Water	107,425

7,083	American Tower, Class A •	372,070

11,788	Aqua America	249,316

2,541	Brookfield Infrastructure Partners	63,906

45,260	Bunge	3,114,341

3,808	Chesapeake Utilities	147,027

23,643	El Paso	485,864

728	Enbridge Energy Management •	21,694

13,366	Enbridge Energy Partners	394,297

6,642	Geo Group •	138,154

30	Nuveen Investments

Shares	Description ▲	Value

	United States (continued)

2,001	ITC Holdings	$140,590

2,771	Kinder Morgan	78,225

857	New Jersey Resources	37,374

7,546	NextEra Energy	416,917

8,458	Northeast Utilities	287,572

6,272	Northwest Natural Gas	279,794

16,548	Pepco Holdings	309,117

2,594	PG&E	107,469

39,639	Philip Morris International	2,821,108

161	Piedmont Natural Gas	4,696

28,879	Questar	532,240

4,924	Republic Services	142,944

4,358	Sabra Health Care – REIT	62,799

3,342	SBA Communications, Class A •	127,564

9,540	Schlumberger	862,130

22,120	Sempra Energy	1,121,263

12	SJW	282

8,200	South Jersey Industries	414,100

3,378	Southwest Gas	125,966

62,469	Spectra Energy	1,687,912

10,441	Spectra Energy Partners	310,515

13,081	Standard Parking •	217,668

2,726	Waste Connections	87,886

876	Waste Management	27,585

18,953	Williams	600,810

15,262	Wisconsin Energy	467,780

8,203	Xcel Energy	196,868
	Total United States	16,563,268
	Total Common Stocks (cost $595,607,177)	633,717,064

Shares	Description ▲	Value
	EXCHANGE-TRADED FUNDS – 5.0%

	United States – 5.0%

128,000	iShares MSCI Malaysia Index Fund	$1,928,960

98,400	iShares S&P Global Energy Sector Index Fund	4,098,360

260,000	Market Vectors Agribusiness	14,073,800

60,000	Market Vectors Gold Miners	3,416,400

320,000	Market Vectors Russia	12,640,000
	Total Exchange-Traded Funds (cost $34,653,985)	36,157,520

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 6.4%

	Money Market Funds – 2.4%

17,168,241	State Street Institutional Liquid Reserves Fund, 0.140% Ω	$17,168,241

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2011

Shares/ Principal Amount (000)	Description ▲	Value

	U.S. Treasury Obligations – 4.0%

	U.S. Treasury Bills ☐

$3,025	0.077%, 10/06/2011	$3,024,574

1,000	0.085%, 10/13/2011	999,828

24,750	0.087%, 10/20/2011	24,745,223

$28,775	Total U.S. Treasury Bills	28,769,625
	Total Short-Term Investments (cost $45,936,770)	45,937,866
	Total Investments (cost $676,197,932) – 99.6%	715,812,450
	Other Assets Less Liabilities – 0.4% ¯	2,909,912
	Net Assets – 100.0%	$718,722,362

Investments in Derivatives

Futures Contracts outstanding at July 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	Long	187	8/11	$17,605,311	$(86,867)
Australian Dollar Currency	Short	(135)	9/11	(14,756,850)	(376,157)
CAC 40 10 Euro Index	Long	166	9/11	8,757,493	(333,762)
E-Mini MSCI EAFE	Short	(229)	9/11	(19,118,065)	189,139
E-Mini MSCI Emerging Market Index	Long	136	9/11	7,803,000	92,798
Euro STOXX 50 Index	Short	(414)	9/11	(15,907,061)	541,224
FTSE 100 Index	Long	253	9/11	24,022,168	186,235
FTSE JSE Top 40	Short	(282)	9/11	(11,696,481)	54,434
FTSE/MIB Index	Short	(31)	9/11	(4,104,736)	357,332
H-Shares Index	Long	57	8/11	4,512,828	(47,292)
IBEX 35 Index	Short	(155)	8/11	(21,380,040)	(98,854)
Kospi2 Index	Short	(131)	9/11	(17,280,494)	(47,278)
Mexican Bolsa Index	Long	148	9/11	4,553,371	97,218
Nasdaq 100 E-Mini	Short	(72)	9/11	(3,397,320)	(162,072)
Nikkei 225 Index	Long	650	9/11	31,947,500	1,102,075
OMXS 30 Index	Long	1,131	8/11	19,248,788	(491,671)
Russell 2000 Mini Index	Short	(414)	9/11	(32,933,700)	(482,274)
SGX MSCI Singapore Index	Long	189	8/11	11,448,933	49,129
S&P 500	Short	(68)	9/11	(21,902,800)	(298,322)
S&P TSE 60	Long	171	9/11	26,208,844	(851,143)
SPI 200	Long	312	9/11	37,506,839	(1,552,408)
STOXX Euro Small 20 Index	Short	(400)	9/11	(5,000,431)	147,059
Swiss Market Index	Long	87	9/11	6,411,283	(473,495)
					$(2,484,952)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

32	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$620,182,356	$13,534,708	$—	$633,717,064
Exchange-Traded Funds	36,157,520	—	—	36,157,520
Short-Term Investments	17,168,241	28,769,625	—	45,937,866
Derivatives:
Futures Contracts**	(2,484,952)	—	—	(2,484,952)
Total	$671,023,165	$42,304,333	$—	$713,327,498

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$1,507,361
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	(1,507,361)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$—

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

	Derivative Instrument	Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$2,816,643	Payable for variation margin on futures contracts*	$5,301,595

*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments (excluding investments in derivatives) was $679,897,683.

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2011

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$114,610,841
Depreciation	(78,696,074)
Net unrealized appreciation (depreciation) of investments	$35,914,767

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

•	Non-income producing security; issuer has not declared a dividend within the past twelve months.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of July 31, 2011.

—	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

¯	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

34	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund

(formerly known as First American Large Cap Growth Opportunities Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 98.2%

	Consumer Discretionary – 24.5%

60,253	Amazon.com •	$13,407,498

95,928	BorgWarner ▼ •	7,637,787

116,748	Dick’s Sporting Goods •	4,319,676

176,417	DIRECTV, Class A ▼ •	8,940,814

129,592	Dollar Tree •	8,582,878

149,690	Gentex ▼	4,242,215

128,958	lululemon Athletica ▼ •	7,807,117

31,097	Netflix ▼ •	8,271,491

67,688	Polo Ralph Lauren ▼	9,142,618

981,036	Prada •	5,979,049

22,652	Priceline.com •	12,178,848

273,032	Starbucks	10,945,853

112,428	Tiffany & Company ▼	8,948,144

86,218	Tupperware Brands	5,387,763

69,656	Wynn Resorts ▼	10,704,734

142,021	Yum! Brands	7,501,549
	Total Consumer Discretionary	133,998,034
	Consumer Staples – 4.5%

104,179	Costco Wholesale	8,152,007

90,727	Estee Lauder, Class A ▼	9,518,169

101,596	Whole Foods Market	6,776,453
	Total Consumer Staples	24,446,629
	Energy – 9.3%

60,064	Concho Resources ▼ •	5,620,789

151,282	Exxon Mobil	12,070,791

126,871	Halliburton	6,943,650

79,759	National Oilwell Varco	6,426,182

40,304	Occidental Petroleum	3,957,047

61,935	Pioneer Natural Resources ▼	5,759,336

113,119	Schlumberger	10,222,564
	Total Energy	51,000,359
	Financials – 1.0%

136,970	JPMorgan Chase	5,540,436
	Health Care – 9.0%

103,099	Allergan ▼	8,382,980

81,174	Cerner ▼ •	5,397,259

66,514	Edwards Lifesciences •	4,745,774

103,815	Express Scripts •	5,633,002

90,381	Illumina ▼ •	5,644,293

122,107	Perrigo ▼	11,027,483

156,866	Vertex Pharmaceuticals •	8,135,071
	Total Health Care	48,965,862

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Industrials – 12.3%

84,770	C.H. Robinson Worldwide ▼	$6,129,719

102,949	Caterpillar	10,170,332

335,283	CSX	8,237,903

80,262	Cummins	8,417,879

144,533	Danaher ▼	7,098,016

82,299	Goodrich	7,829,927

68,148	Precision Castparts ▼	10,997,724

102,259	United Technologies	8,471,135
	Total Industrials	67,352,635
	Information Technology – 34.5%

105,060	Accenture, Class A	6,213,248

156,534	Altera	6,399,110

104,505	Apple •	40,807,112

166,303	ARM Holdings – ADR ▼	4,787,863

159,558	Avago Technologies	5,365,936

36,562	Baidu – ADR •	5,742,793

92,306	BMC Software •	3,989,465

79,379	Broadcom, Class A	2,942,580

87,294	Citrix Systems •	6,288,660

87,991	Cognizant Technology Solutions, Class A •	6,147,931

421,834	EMC ▼ •	11,001,431

10,456	Google, Class A •	6,312,183

21,872	MasterCard, Class A	6,632,684

133,621	NetApp ▼ •	6,349,670

483,986	Oracle	14,800,292

269,823	QUALCOMM	14,780,904

108,789	Red Hat •	4,577,841

81,880	Rovi ▼ •	4,337,184

46,212	Salesforce.com ▼ •	6,687,338

124,527	Teradata •	6,844,004

110,272	Visa, Class A ▼	9,432,667

76,488	VMware, Class A •	7,674,806
	Total Information Technology	188,115,702
	Materials – 1.5%

108,361	Monsanto	7,962,366
	Telecommunication Services – 1.6%

169,253	American Tower, Class A •	8,890,860
	Total Common Stocks (cost $411,074,456)	536,272,883

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 25.0%

136,606,974	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$136,606,974
	Total Money Market Funds (cost $136,606,974)	136,606,974
	Total Investments (cost $547,681,430) – 123.2%	672,879,857
	Other Assets Less Liabilities – (23.2)%	(126,636,003)
	Net Assets – 100.0%	$546,243,854

36	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$536,272,883	$—	$—	$536,272,883
Money Market Funds	136,606,974	—	—	136,606,974
Total	$672,879,857	$—	$—	$672,879,857

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $548,586,379.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$136,630,915
Depreciation	(12,337,437)
Net unrealized appreciation (depreciation) of investments	$124,293,478

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

▼	Investment, or a portion of investment, is out on loan for securities lending.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund

(formerly known as First American Large Cap Select Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 99.6%

	Consumer Discretionary – 18.5%

21,996	Abercrombie & Fitch, Class A ▼	$1,608,348

32,296	Best Buy ▼	891,370

43,071	Brunswick ▼	940,240

38,995	CBS, Class B	1,067,293

19,093	DIRECTV, Class A • ▼	967,633

95,843	Ford Motor • ▼	1,170,243

68,487	International Game Technology	1,273,173

35,395	Jarden	1,096,891

55,496	Macy’s ▼	1,602,170

15,512	Polaris Industries ▼	1,838,948

2,433	Priceline.com •	1,308,102

35,733	Sony ▼	896,898

37,200	Starbucks	1,491,348
	Total Consumer Discretionary	16,152,657
	Consumer Staples – 1.0%

23,977	Dr. Pepper Snapple Group	905,372
	Energy – 14.2%

17,282	Anadarko Petroleum	1,426,802

14,635	Baker Hughes	1,132,456

29,295	Cameron International •	1,638,762

9,198	Concho Resources •	860,749

14,556	Exxon Mobil ▼	1,161,423

32,946	Halliburton	1,803,135

19,049	HollyFrontier ▼	1,436,104

11,135	Pioneer Natural Resources ▼	1,035,444

20,719	Schlumberger ▼	1,872,376
	Total Energy	12,367,251
	Financials – 16.5%

29,160	Capital One Financial ▼	1,393,848

56,108	Citigroup	2,151,181

91,653	Fifth Third Bancorp	1,159,410

48,046	Hartford Financial Services Group ▼	1,125,237

70,290	JPMorgan Chase	2,843,231

28,606	Prudential Financial	1,678,600

66,176	SLM	1,031,684

52,519	TD Ameritrade ▼	964,249

71,843	Wells Fargo	2,007,293
	Total Financials	14,354,733
	Health Care – 10.2%

13,358	Allergan ▼	1,086,139

29,313	Endo Pharmaceuticals Holdings • ▼	1,091,909

38,138	Gilead Sciences •	1,615,526

109,591	Pfizer	2,108,531

38	Nuveen Investments

Shares	Description ▲	Value

	Health Care (continued)

41,770	UnitedHealth Group	$2,073,045

18,421	Vertex Pharmaceuticals •	955,313
	Health Care	8,930,463
	Industrials – 6.5%

28,234	Boeing	1,989,650

13,734	Caterpillar	1,356,782

21,790	Dover	1,317,641

23,161	Tyco International	1,025,801
	Total Industrials	5,689,874
	Information Technology – 23.5%

11,206	Apple •	4,375,719

24,996	Autodesk •	859,862

29,170	Avago Technologies	980,987

21,443	BMC Software •	926,767

19,822	Check Point Software Technologies • ▼	1,142,738

49,552	Electronic Arts •	1,102,532

51,372	EMC • ▼	1,339,782

78,441	Intel ▼	1,751,588

5,365	MasterCard, Class A	1,626,936

121,720	ON Semiconductor •	1,057,747

35,426	QUALCOMM	1,940,636

85,177	Seagate Technology	1,183,109

17,297	Teradata •	950,643

11,927	Vmware, Class A •	1,196,755
	Total Information Technology	20,435,801
	Manufacturing – 1.6%

34,541	LyondellBasell Industries ▼	1,362,988
	Materials – 4.4%

15,348	Cliffs Natural Resources	1,378,557

27,159	Freeport-McMoRan Copper & Gold	1,438,341

7,946	Walter Energy	973,941
	Total Materials	3,790,839
	Telecommunication Services – 3.2%

21,063	American Tower, Class A •	1,106,439

47,615	Verizon Communications	1,680,333
	Total Telecommunication Services	2,786,772
	Total Common Stocks (cost $80,280,186)	86,776,750

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 28.7%

25,057,984	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$25,057,984
	Total Money Market Funds (cost $25,057,984)	25,057,984
	Total Investments (cost $105,338,170) – 128.3%	111,834,734
	Other Assets Less Liabilities – (28.3%)	(24,677,842)
	Net Assets – 100.0%	$87,156,892

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund (continued)

July 31, 2011

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$86,776,750	$—	$—	$86,776,750
Money Market Funds	25,057,984	—	—	25,057,984
Total	$111,834,734	$—	$—	$111,834,734

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $105,390,433.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$9,275,884
Depreciation	(2,831,583)
Net unrealized appreciation (depreciation) of investments	$6,444,301

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

▼	Investment, or a portion of investment, is out on loan for securities lending.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Large Cap Value Fund

(formerly known as First American Large Cap Value Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 11.6%

36,836	Bed Bath & Beyond ▼ •	$2,154,538

82,121	CBS, Class B	2,247,652

117,261	Comcast, Class A	2,816,609

78,010	Foot Locker	1,695,157

203,740	Interpublic Group of Companies ▼	1,998,689

122,121	Macy’s ▼	3,525,633

69,794	Walt Disney ▼	2,695,444

94,869	Wyndham Worldwide ▼	3,281,519
	Total Consumer Discretionary	20,415,241
	Consumer Staples – 7.8%

23,073	Bunge ▼	1,587,653

34,707	Coca-Cola ▼	2,360,423

38,744	Corn Products International	1,971,682

113,922	Dean Foods •	1,255,421

42,789	Philip Morris International	3,045,293

78,855	Safeway ▼	1,590,505

48,015	Walgreen ▼	1,874,506
	Total Consumer Staples	13,685,483
	Energy – 13.8%

43,995	Anadarko Petroleum	3,632,227

37,261	Chevron ▼	3,875,889

142,336	El Paso	2,925,005

60,889	Halliburton	3,332,455

37,854	National Oilwell Varco	3,049,897

28,437	Pioneer Natural Resources ▼	2,644,357

101,869	The Williams Companies	3,229,247

27,547	Whiting Petroleum •	1,614,254
	Total Energy	24,303,331
	Financials – 21.3%

55,665	ACE	3,728,442

52,084	Ameriprise Financial	2,817,744

52,441	Capital One Financial	2,506,680

105,514	Citigroup	4,045,407

40,518	Invesco	898,689

158,496	JPMorgan Chase	6,411,163

85,149	Lincoln National ▼	2,256,449

62,330	PNC Financial Services Group	3,383,896

58,606	Prudential Financial	3,439,000

75,920	State Street	3,148,402

94,018	TD Ameritrade ▼	1,726,171

117,909	Wells Fargo	3,294,377
	Total Financials	37,656,420

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Large Cap Value Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Health Care – 13.2%

51,628	CIGNA ▼	$2,569,526

76,621	Endo Pharmaceuticals Holdings ▼ •	2,854,132

71,054	Gilead Sciences •	3,009,847

389,582	Pfizer	7,495,558

28,068	St. Jude Medical	1,305,162

74,336	UnitedHealth Group	3,689,296

44,645	Valeant Pharmaceuticals International ▼	2,456,814
	Total Health Care	23,380,335
	Industrials – 9.7%

23,495	Caterpillar	2,321,071

152,492	CSX	3,746,728

34,233	Fluor	2,174,823

125,372	General Electric	2,245,413

75,045	Republic Services	2,178,556

31,057	SPX	2,336,729

48,081	Tyco International	2,129,507
	Total Industrials	17,132,827
	Information Technology – 6.9%

60,133	Arrow Electronics ▼ •	2,089,622

47,370	BMC Software •	2,047,331

148,206	Intel ▼	3,309,440

6,706	MasterCard, Class A	2,033,594

86,632	Oracle	2,649,207
	Total Information Technology	12,129,194
	Materials – 5.4%

20,662	Cliffs Natural Resources ▼	1,855,861

49,233	LyondellBasell Industries ▼	1,942,734

126,726	MeadWestvaco ▼	3,946,248

21,537	PPG Industries	1,813,415
	Total Materials	9,558,258
	Telecommunication Services – 3.9%

55,608	CenturyLink	2,063,613

137,479	Verizon Communications	4,851,634
	Total Telecommunication Services	6,915,247
	Utilities – 6.2%

99,718	Calpine •	1,620,418

101,901	CMS Energy ▼	1,950,385

31,933	Energen	1,877,980

42,018	ONEOK ▼	3,058,490

56,995	Pinnacle West Capital	2,413,738
	Total Utilities	10,921,011
	Total Common Stocks (cost $169,163,468)	176,097,347

42	Nuveen Investments

Shares	Description ▲	Value

	MONEY MARKET FUNDS – 21.1%

37,125,563	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$37,125,563
	Total Money Market Funds (cost $37,125,563)	37,125,563
	Total Investments (cost $206,289,031) – 120.9%	213,222,910
	Other Assets Less Liabilities – (20.9)%	(36,837,697)
	Net Assets – 100.0%	$176,385,213

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$176,097,347	$—	$—	$176,097,347
Money Market Funds	37,125,563	—	—	37,125,563
Total	$213,222,910	$—	$—	$213,222,910

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $206,421,921.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$16,897,665
Depreciation	(10,096,676)
Net unrealized appreciation (depreciation) of investments	$6,800,989

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

▼	Investment, or a portion of investment, is out on loan for securities lending.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund

(formerly known as First American Mid Cap Growth Opportunities Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 96.7%

	Consumer Discretionary – 26.0%

225,963	Abercrombie & Fitch, Class A ▼	$16,522,415

416,079	Arcos Dorados Holdings, Class A ▼ •	9,761,213

161,710	BorgWarner ▼ •	12,875,350

54,237	Chipotle Mexican Grill, Class A ▼ •	17,604,245

151,848	Deckers Outdoor ▼ •	15,070,914

316,263	Dick’s Sporting Goods •	11,701,731

332,113	Dollar Tree •	21,995,844

404,143	Gentex ▼	11,453,413

211,322	lululemon Athletica ▼ •	12,793,434

78,082	Netflix ▼ •	20,769,031

310,899	Pandora Media ▼ •	4,691,466

127,991	Polo Ralph Lauren	17,287,744

2,306,783	Prada •	14,058,982

42,379	Priceline.com •	22,785,069

248,164	Tiffany & Company ▼	19,751,373

248,263	Tupperware Brands	15,513,955

260,285	Ulta Salon, Cosmetics & Fragrance ▼ •	16,405,764

170,083	Weight Watchers International ▼	13,128,707

160,484	Wynn Resorts	24,663,181
	Total Consumer Discretionary	298,833,831
	Consumer Staples – 3.5%

177,023	Estee Lauder, Class A ▼	18,571,483

323,203	Whole Foods Market ▼	21,557,640
	Total Consumer Staples	40,129,123
	Energy – 8.0%

172,895	Bill Barrett •	8,603,255

96,988	CARBO Ceramics ▼	15,136,917

398,959	Complete Production Services ▼ •	15,511,526

206,786	Concho Resources ▼ •	19,351,034

452,822	FMC Technologies ▼ •	20,648,684

139,881	Pioneer Natural Resources ▼	13,007,534
	Total Energy	92,258,950
	Financials – 4.4%

87,924	Affiliated Managers Group •	9,173,111

209,586	Ameriprise Financial	11,338,602

1,048,207	Blackstone Group	17,410,718

499,470	Discover Financial Services	12,791,427
	Total Financials	50,713,858
	Health Care – 13.8%

278,153	Alexion Pharmaceuticals •	15,799,090

213,380	Catalyst Health Solutions •	13,982,791

258,757	Cerner ▼ •	17,204,753

168,356	Edwards Lifesciences •	12,012,201

44	Nuveen Investments

Shares	Description ▲	Value

	Health Care (continued)

90,772	IDEXX Laboratories •	$7,528,630

251,972	Illumina ▼ •	15,735,651

451,039	Impax Laboratories ▼ •	9,553,006

245,718	Perrigo	22,190,793

268,669	Valeant Pharmaceuticals International ▼	14,784,855

576,105	Vertex Pharmaceuticals •	29,876,805
	Total Health Care	158,668,575
	Industrials – 16.1%

233,880	AGCO •	11,090,590

402,009	AMETEK	17,085,383

212,588	C.H. Robinson Worldwide ▼	15,372,238

160,760	Cummins	16,860,509

216,944	Goodrich	20,640,052

185,476	Joy Global ▼	17,419,906

287,904	Kansas City Southern •	17,087,102

236,947	MSC Industrial Direct, Class A	14,638,586

139,189	Parker Hannifin	10,998,715

152,568	Polypore International •	10,374,624

40,490	Precision Castparts ▼	6,534,276

214,856	Roper Industries	17,538,695

112,114	TransDigm Group •	10,098,108
	Total Industrials	185,738,784
	Information Technology – 19.2%

96,286	Acme Packet •	5,673,171

508,508	Altera ▼	20,787,807

366,019	ARM Holdings – ADR ▼	10,537,687

451,473	Avago Technologies	15,183,037

304,826	BMC Software •	13,174,580

316,015	Check Point Software Technologies ▼ •	18,218,265

265,084	Citrix Systems •	19,096,651

176,375	Informatica ▼ •	9,018,054

64,308	LinkedIn, Class A ▼ •	6,497,037

376,794	NetApp ▼ •	17,905,251

95,037	OpenTable ▼ •	6,734,322

340,345	Red Hat •	14,321,718

187,492	Rofin-Sinar Technologies •	5,883,499

232,761	Rovi ▼ •	12,329,350

68,062	Salesforce.com ▼ •	9,849,252

420,628	Teradata •	23,117,715

149,931	Waters ▼ •	13,177,435
	Total Information Technology	221,504,831
	Materials – 5.7%

283,720	Albemarle	18,890,078

367,741	Celanese, Class A	20,273,561

91,061	Cliffs Natural Resources	8,179,099

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Materials (continued)

146,344	Walter Energy	$17,937,384
	Total Materials	65,280,122
	Total Common Stocks (cost $879,106,914)	1,113,128,074

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 21.2%
243,457,220	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$243,457,220
	Total Money Market Funds (cost $243,457,220)	243,457,220

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 1.5%

17,516,143	First American Treasury Obligations Fund, Class Z 0.000% Ω	$17,516,143
	Total Short Term Investments (cost $17,516,143)	17,516,143
	Total Investments (cost $1,140,080,277) – 119.4%	1,374,101,437
	Other Assets Less Liabilities – (19.4)%	(223,105,529)
	Net Assets – 100.0%	$1,150,995,908

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,113,128,074	$—	$—	$1,113,128,074
Money Market Funds	243,457,220	—	—	243,457,220
Short-Term Investments	17,516,143	—	—	17,516,143
Total	$1,374,101,437	$—	$—	$1,374,101,437

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $1,140,924,236.

46	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$257,720,290
Depreciation	(24,543,089)
Net unrealized appreciation (depreciation) of investments	$233,177,201

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

▼	Investment, or a portion of investment, is out on loan for securities lending.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund

(formerly known as First American Mid Cap Select Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 97.4%

	Consumer Discretionary – 21.3%

8,546	Abercrombie & Fitch, Class A ▼	$624,883

12,116	Ascena Retail Group ▼ •	391,589

27,249	CBS, Class B	745,805

1,854	Chipotle Mexican Grill, Class A ▼ •	601,771

10,850	Dick’s Sporting Goods ▼ •	401,450

9,796	Dollar Tree •	648,789

21,722	Foot Locker	472,019

27,854	International Game Technology	517,806

14,972	lululemon Athletica ▼ •	906,405

17,472	Macy’s ▼	504,417

4,314	Polaris Industries ▼	511,425

6,225	Ulta Salon, Cosmetics & Fragrance •	392,362

5,021	Weight Watchers International	387,571

3,461	Wynn Resorts ▼	531,886
	Total Consumer Discretionary	7,638,178
	Consumer Staples – 3.7%

13,403	Dr. Pepper Snapple Group	506,097

4,438	Estee Lauder, Class A ▼	465,591

19,618	Spartan Stores	346,454
	Total Consumer Staples	1,318,142
	Energy – 8.2%

9,596	Cameron International •	536,800

16,610	Complete Production Services ▼ •	645,797

6,080	Concho Resources ▼ •	568,966

8,274	HollyFrontier	623,777

6,246	Pioneer Natural Resources ▼	580,816
	Total Energy	2,956,156
	Financials – 16.0%

10,416	American Campus Communities – REIT	387,684

8,525	Ameriprise Financial	461,203

23,011	Cardtronics ▼ •	528,793

58,355	CNO Financial Group ▼ •	428,909

11,453	Community Bank System ▼	288,157

25,747	Discover Financial Services	659,381

4,709	Federal Realty Investment Trust – REIT ▼	411,284

22,435	Hartford Financial Services Group ▼	525,428

17,722	Lincoln National ▼	469,633

31,777	SLM	495,403

42,438	U-Store-It Trust – REIT ▼	451,965

9,899	Waddell & Reed Financial, Class A	363,293

13,846	Webster Financial	282,735
	Total Financials	5,753,868

48	Nuveen Investments

Shares	Description ▲	Value

	Health Care – 11.3%

25,632	Align Technology •	$563,648

14,974	Endo Pharmaceuticals Holdings ▼ •	557,781

8,657	Humana •	645,639

8,962	Illumina ▼ •	559,677

18,114	Impax Laboratories ▼ •	383,654

12,274	Vertex Pharmaceuticals •	636,530

10,042	Zoll Medical ▼ •	699,526
	Total Health Care	4,046,455
	Industrials – 10.3%

19,550	Altra Holdings •	434,792

56,247	CBIZ ▼ •	419,603

6,146	Goodrich	584,730

6,472	Joy Global	607,850

26,742	MasTec ▼ •	558,373

4,439	Parker Hannifin	350,770

17,917	PHH ▼ •	336,123

2,479	Precision Castparts ▼	400,061
	Total Industrials	3,692,302
	Information Technology – 16.5%

8,324	Altera	340,285

11,270	Autodesk •	387,688

17,012	Avago Technologies	572,114

10,271	BMC Software •	443,913

64,099	Brocade Communications Systems •	351,263

19,634	Electronic Arts •	436,856

14,199	MKS Instruments	354,265

15,091	National Instruments ▼	389,951

16,916	Plantronics ▼	579,373

11,210	Red Hat •	471,717

7,455	Rovi ▼ •	394,891

11,878	Teradata •	652,815

19,620	Vocus ▼ •	560,543
	Total Information Technology	5,935,674
	Materials – 5.3%

8,049	Albemarle	535,902

24,471	Alcoa	360,458

5,253	Cliffs Natural Resources	471,825

4,395	Walter Energy	538,695
	Total Materials	1,906,880
	Telecommunication Services – 1.1%

7,556	American Tower, Class A •	396,917
	Utilities – 3.7%

20,846	CMS Energy	398,992

8,984	OGE Energy	449,559

31,737	PNM Resources	476,690
	Total Utilities	1,325,241
	Total Common Stocks (cost $31,557,660)	34,969,813

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	MONEY MARKET FUNDS – 39.3%

14,109,090	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$14,109,090
	Total Money Market Funds (cost $14,109,090)	14,109,090
	Total Investments (cost $45,666,750) – 136.7%	49,078,903
	Other Assets Less Liabilities – (36.7)%	(13,172,532)
	Net Assets – 100.0%	$35,906,371

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,969,813	$—	$—	$34,969,813
Money Market Funds	14,109,090	—	—	14,109,090
Total	$49,078,903	$—	$—	$49,078,903

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—	*
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—	*
Balance at the end of period	$—

*	Level 3 security has a market value of $—.

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $45,672,755.

50	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$4,601,439
Depreciation	(1,195,291)
Net unrealized appreciation (depreciation) of investments	$3,406,148

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

▼	Investment, or a portion of investment, is out on loan for securities lending.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust.

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund

(formerly known as First American Mid Cap Value Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 99.6%

	Consumer Discretionary – 13.0%

84,141	Ascena Retail Group •	$2,719,437

103,592	CBS, Class B	2,835,313

163,769	Cinemark Holdings	3,191,858

186,753	Dana Holding • ▼	3,113,173

203,702	Foot Locker	4,426,444

96,782	GameStop, Class A • ▼	2,282,120

319,564	Interpublic Group of Companies ▼	3,134,923

154,458	Jarden	4,786,653

145,427	Macy’s ▼	4,198,477

153,064	Wyndham Worldwide	5,294,484
	Total Consumer Discretionary	35,982,882
	Consumer Staples – 7.2%

50,431	Bunge ▼	3,470,157

69,817	Corn Products International	3,552,987

264,082	Dean Foods •	2,910,184

97,933	Dr. Pepper Snapple Group	3,697,950

43,358	JM Smucker	3,378,456

136,949	Safeway	2,762,261
	Total Consumer Staples	19,771,995
	Energy – 9.6%

135,497	Complete Production Services • ▼	5,268,123

39,944	Concho Resources •	3,737,960

175,097	El Paso	3,598,243

59,784	HollyFrontier	4,507,116

26,135	Oil States International • ▼	2,109,094

52,623	Pioneer Natural Resources ▼	4,893,413

42,440	Whiting Petroleum •	2,486,984
	Total Energy	26,600,933
	Financials – 24.4%

88,874	Ameriprise Financial	4,808,083

79,133	Arch Capital Group •	2,674,695

26,862	AvalonBay Communities – REIT ▼	3,604,612

82,272	BankUnited ▼	2,049,396

61,909	BOK Financial ▼	3,371,564

42,079	Boston Properties – REIT ▼	4,517,601

76,717	Discover Financial Services ▼	1,964,722

183,907	East West Bancorp ▼	3,413,314

48,195	Endurance Specialty Holdings	1,963,464

44,125	Federal Realty Investment Trust – REIT ▼	3,853,878

173,076	Hartford Financial Services Group ▼	4,053,440

567,943	Huntington Bancshares	3,433,215

127,118	Invesco	2,819,477

87,836	Lazard, Class A	2,951,290

52	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

185,245	Lincoln National	$4,908,993

285,116	SLM	4,444,958

112,175	SunTrust Banks	2,747,166

147,008	TD Ameritrade ▼	2,699,067

155,215	Unum Group ▼	3,785,694

57,452	Ventas – REIT ▼	3,109,877
	Total Financials	67,174,506
	Health Care – 10.4%

77,737	Charles River Laboratories International •	3,074,498

83,512	CIGNA	4,156,392

124,505	Endo Pharmaceuticals Holdings • ▼	4,637,811

72,870	Forest Laboratories •	2,700,562

109,066	Hill-Rom Holdings ▼	4,067,071

107,297	Impax Laboratories • ▼	2,272,551

77,251	Universal Health Services	3,834,740

73,668	Valeant Pharmaceuticals International ▼	4,053,950
	Total Health Care	28,797,575
	Industrials – 9.2%

77,363	AGCO •	3,668,553

73,680	Dover	4,455,430

54,371	Fluor	3,454,190

42,984	Goodrich	4,089,498

140,768	Republic Services	4,086,495

38,002	SPX	2,859,270

114,657	Werner Enterprises ▼	2,700,172
	Total Industrials	25,313,608
	Information Technology – 6.3%

113,973	Amdocs •	3,593,569

95,317	Arrow Electronics • ▼	3,312,266

84,138	Avago Technologies	2,829,561

61,709	BMC Software •	2,667,063

123,931	Electronic Arts •	2,757,465

142,369	Marvell Technology Group •	2,109,908
	Total Information Technology	17,269,832
	Materials – 8.3%

77,740	Celanese, Class A	4,285,806

26,687	Cliffs Natural Resources ▼	2,397,026

102,198	Crown Holdings •	3,925,425

202,246	MeadWestvaco	6,297,941

110,403	Packaging Corporation of America	2,944,448

25,821	Walter Energy	3,164,880
	Total Materials	23,015,526
	Telecommunication Services – 1.7%

126,679	MetroPCS Communications •	2,062,334

223,122	Windstream ▼	2,724,320
	Total Telecommunication Services	4,786,654

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Utilities – 9.5%

210,827	Calpine •	$3,425,939

205,141	CMS Energy ▼	3,926,399

52,843	Energen	3,107,697

196,558	NV Energy	2,916,920

84,933	OGE Energy	4,250,047

75,048	ONEOK ▼	5,462,744

71,368	Pinnacle West Capital	3,022,435
	Total Utilities	26,112,181
	Total Common Stocks (cost $258,230,817)	274,825,692

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 21.3%

58,636,530	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$58,636,530
	Total Money Market Funds (cost $58,636,530)	58,636,530

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 0.5%

	Money Market Funds – 0.5%

1,291,387	First American Treasury Obligations, Class Z 0.000% Ω	$1,291,387
	Total Short-Term Investments (cost $1,291,387)	1,291,387
	Total Investments (cost $318,158,734) – 121.4%	334,753,609
	Other Assets Less Liabilities – (21.4)%	(58,928,669)
	Net Assets – 100.0%	$275,824,940
Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$274,825,692	$—	$—	$274,825,692
Money Market Funds	58,636,530	—	—	58,636,530
Short-Term Investments	1,291,387
Total	$334,753,609	$—	$—	$334,753,609

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

54	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $318,460,342.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$28,463,338
Depreciation	(12,170,071)
Net unrealized appreciation (depreciation) of investments	$16,293,267

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

▼	Investment, or a portion of investment, is out on loan for securities lending.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund

(formerly known as Nuveen Quantitative Large Cap Core Fund and First American Quantitative Large Cap Core Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 99.9%

	Consumer Discretionary – 9.6%

361	Abercrombie & Fitch, Class A ▼	$26,396

4,578	Amazon.com ▼ •	1,018,697

560	Amc Networks ▼ •	20,826

2,020	American Eagle Outfitters ▼	26,543

381	Apollo Group, Class A •	19,366

157	AutoZone ▼ •	44,816

2,474	Bed Bath & Beyond ▼ •	144,704

1,112	Big Lots •	38,731

2,242	Cablevision Systems, Class A	54,615

8,880	Carnival ▼	295,704

1,304	CBS, Class B	35,690

6,260	Clear Channel Outdoor Holdings, Class A •	73,555

5,092	Coach	328,740

32,908	Comcast, Class A	790,450

352	Darden Restaurants ▼	17,882

1,343	DeVry	83,454

7,418	DIRECTV, Class A ▼ •	375,944

1,710	DreamWorks Animation, Class A ▼ •	37,381

4,474	Family Dollar Stores	237,614

1,399	Federal-Mogul •	26,819

996	Foot Locker	21,643

46,877	Ford Motor ▼ •	572,368

2,290	Fortune Brands	137,881

6,407	Gap ▼	123,591

2,042	Genuine Parts ▼	108,553

1,282	Harley-Davidson	55,626

1,378	Harman International Industries	57,325

1,828	Hasbro	72,316

3,701	Hillenbrand	81,015

20,938	Home Depot ▼	731,364

1,188	Hyatt Hotels, Class A ▼ •	46,083

1,134	International Speedway, Class A	31,718

4,466	Interpublic Group of Companies	43,811

1,190	J Crew Group Escrow Shares • ▪	—

8,790	Johnson Controls	324,791

6,011	Kohl’s	328,862

938	Lear	45,962

3,757	Leggett & Platt	81,527

514	Liberty Media Capital, Class A •	41,022

4,519	Liberty Media-Starz, Series A •	346,878

3,226	Limited Brands ▼	122,136

634	LKQ •	15,577

17,840	Lowe’s	384,987

56	Nuveen Investments

Shares	Description ▲	Value

	Consumer Discretionary (continued)

6,261	Macy’s ▼	$180,755

7,783	Madison Square Garden, Class A •	206,250

2,284	Mattel	60,891

13,316	McDonald’s	1,151,568

1,010	Mohawk Industries ▼ •	52,550

7,240	Newell Rubbermaid	112,365

27,075	News, Class A	433,742

2,691	Nike, Class B	242,594

2,771	Nordstrom ▼	138,993

76	NVR ▼ •	51,687

2,782	Omnicom Group ▼	130,531

1,480	O’Reilly Automotive ▼ •	88,060

330	Polo Ralph Lauren ▼	44,573

66	Priceline.com •	35,485

2,598	Ross Stores	196,850

723	Royal Caribbean Cruises •	22,138

2,964	Scripps Networks Interactive, Class A ▼	137,352

1,978	Sherwin-Williams	152,642

2,967	Stanley Black & Decker ▼	195,140

7,398	Staples	118,812

9,344	Starbucks	374,601

12,531	Target	645,221

17,858	Time Warner ▼	627,887

3,406	Time Warner Cable ▼	249,694

6,584	TJX	364,095

686	Tupperware	42,868

10,930	Viacom, Class B	529,231

23,228	Walt Disney ▼	897,065

16,402	Wendy’s/Arby’s Group, Class A ▼	86,439

436	Whirlpool	30,184

7,423	Yum! Brands	392,083
	Total Consumer Discretionary	15,465,309
	Consumer Staples – 9.1%

21,072	Altria Group ▼	554,193

7,003	Archer-Daniels-Midland	212,751

1,656	BJ’s Wholesale Club •	83,380

1,807	Central European Distribution ▼ •	17,492

2,942	Church & Dwight ▼	118,680

29,768	Coca-Cola ▼	2,024,522

4,780	Coca-Cola Enterprises	134,366

5,650	Colgate-Palmolive	476,747

7,659	ConAgra Foods	196,147

2,641	Constellation Brands, Class A •	53,850

5,067	Costco Wholesale	396,493

17,995	CVS Caremark	654,118

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Consumer Staples (continued)

3,431	Dean Foods •	$37,810

588	Dr. Pepper Snapple Group	22,203

531	Energizer Holdings •	42,820

6,964	General Mills	260,105

1,564	H.J. Heinz ▼	82,329

479	JM Smucker	37,324

2,336	Kellogg	130,302

7,356	Kimberly-Clark ▼	480,788

20,352	Kraft Foods, Class A	699,702

13,069	Kroger ▼	325,026

1,070	Mead Johnson Nutrition	76,366

6,479	Molson Coors Brewing	291,879

20,911	PepsiCo	1,339,140

20,329	Philip Morris International	1,446,815

36,739	Procter & Gamble	2,259,081

4,319	Reynolds American	152,029

1,606	Sara Lee	30,691

5,232	Sysco ▼	160,047

1,686	Tyson Foods, Class A	29,606

9,655	Walgreens ▼	376,931

24,199	Wal-Mart Stores ▼	1,275,529

1,045	Whole Foods Market	69,701
	Total Consumer Staples	14,548,963
	Energy – 14.8%

6,649	Anadarko Petroleum	548,941

6,363	Apache ▼	787,230

1,700	Atwood Oceanics •	79,390

6,706	Baker Hughes	518,910

4,835	Cameron International •	270,470

9,183	Chesapeake Energy	315,436

29,253	Chevron ▼	3,042,897

916	Cimarex Energy	80,718

21,309	ConocoPhillips	1,534,035

2,229	CONSOL Energy	119,474

2,343	Denbury Resources ▼ •	45,267

7,861	Devon Energy ▼	618,661

1,053	Diamond Offshore Drilling ▼	71,425

2,769	Dresser-Rand Group ▼ •	147,920

10,290	El Paso	211,459

3,138	EOG Resources ▼	320,076

68,616	Exxon Mobil ▼	5,474,871

4,239	FMC Technologies ▼ •	193,298

13,653	Halliburton	747,229

3,703	Helmerich & Payne ▼	255,692

4,716	Hess	323,329

58	Nuveen Investments

Shares	Description ▲	Value

	Energy (continued)

12,023	Marathon Oil	$372,352

6,011	Marathon Pete Corp. •	263,222

3,591	Murphy Oil ▼	230,614

8,624	Nabors Industries ▼ •	227,760

6,780	National Oilwell Varco	546,265

2,583	Newfield Exploration •	174,146

5,186	Noble ▼	191,208

3,084	Noble Energy	307,413

11,514	Occidental Petroleum	1,130,445

3,832	Oceaneering International ▼	165,542

1,648	Oil States International ▼ •	132,994

2,114	Patterson-UTI Energy	68,768

3,271	Peabody Energy	187,984

1,726	QEP Resources ▼	75,651

3,378	Rowan ▼ •	132,316

21,436	Schlumberger ▼	1,937,171

2,421	SEACOR Holdings ▼	242,972

8,652	Southern Union	372,036

1,709	Southwestern Energy ▼ •	76,153

13,067	Spectra Energy ▼	353,070

918	Sunoco ▼	37,317

1,605	Superior Energy Services ▼ •	66,591

3,293	Unit •	197,613

10,815	Valero Energy	271,673

3,406	Weatherford International •	74,660

5,824	Williams	184,621
	Total Energy	23,727,285
	Financials – 14.5%

2,014	ACE	134,898

4,775	Aflac	219,936

692	Alexandria Real Estate Equities – REIT	56,744

698	Alleghany •	229,928

2,866	Allied World Assurance Holdings ▼	156,054

3,353	Allstate	92,945

12,913	American Express	646,167

2,490	American Financial Group	84,610

7,219	American International Group •	207,185

1,099	American National Insurance	82,359

1,325	Ameriprise Financial	71,682

6,598	Annaly Capital Management – REIT	110,714

2,915	AON	140,270

2,051	Arthur J. Gallagher	57,674

4,622	Assurant	164,636

1,508	Assured Guaranty ▼	21,338

143,011	Bank of America ▼	1,388,637

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Financials (continued)

17,845	Bank of New York Mellon	$448,088

8,388	BB&T ▼	215,404

20,769	Berkshire Hathaway, Class B •	1,540,437

350	BlackRock	62,461

6,143	BOK Financial ▼	334,548

5,475	Brandywine Realty Trust – REIT ▼	65,645

2,385	BRE Properties – REIT ▼	125,165

2,467	Brown & Brown	53,805

1,457	Camden Property Trust – REIT ▼	97,721

5,292	Capital One Financial ▼	252,958

2,698	CB Richard Ellis Group •	58,816

581	CIT Group •	23,089

42,257	Citigroup	1,620,133

1,308	City National ▼	70,213

351	CME Group	101,506

1,581	CNA Financial	43,541

2,837	Commerce Bancshares	116,062

8,249	CommonWealth – REIT	194,841

9,535	Covanta Holding	164,765

6,910	Discover Financial Services ▼	176,965

2,065	Duke Realty – REIT ▼	28,993

4,484	E*TRADE Financial •	71,206

2,150	East West Bancorp	39,904

3,153	Equity Residential Properties Trust – REIT ▼	194,918

15,099	Fifth Third Bancorp	191,002

3,381	First Citizens Bancshares, Class A	608,986

9,684	First Horizon National ▼	87,059

645	Franklin Resources	81,889

9,957	Fulton Financial ▼	101,064

10,164	Genworth Financial, Class A •	84,564

7,260	Goldman Sachs Group ▼	979,882

1,312	Hanover Insurance Group	47,508

4,434	Hartford Financial Services Group ▼	103,844

2,438	HCC Insurance Holdings	73,457

7,543	Hospitality Properties Trust – REIT	190,461

2,081	Host Hotels & Resorts – REIT ▼	32,984

3,281	Hudson City Bancorp ▼	27,068

21,603	Huntington Bancshares	130,590

5,909	Interactive Brokers Group, Class A	89,462

583	IntercontinentalExchange ▼ •	71,884

54,441	JPMorgan Chase	2,202,138

29,104	KeyCorp	233,996

6,200	Leucadia National ▼	208,754

6,054	Liberty Property Trust – REIT ▼	205,594

11,409	Loew’s	454,877

60	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

2,401	M&T Bank	$207,062

10,023	Mack-Cali Realty – REIT ▼	333,465

2,961	Marsh & McLennan	87,320

2,725	Mercury General	101,206

11,280	MetLife	464,849

21,153	Morgan Stanley	470,654

2,462	NASDAQ OMX Group •	59,260

2,644	Northern Trust	118,729

1,510	NYSE Euronext	50,525

9,513	OneBeacon Insurance Group, Class A	121,196

700	PartnerRe	46,774

11,409	Piedmont Office Realty Trust, Class A – REIT ▼	234,455

6,908	PNC Financial Services Group	375,035

44,308	Popular •	106,339

3,366	Principal Financial Group ▼	93,003

1,374	Prologis – REIT ▼	48,956

2,683	Protective Life	57,041

5,143	Prudential Financial	301,791

2,119	Public Storage – REIT ▼	253,496

813	Rayonier – REIT ▼	52,398

14,393	Regions Financial	87,653

1,654	Reinsurance Group of America	96,279

2,184	Senior Housing Properties Trust – REIT	52,285

1,701	Simon Property Group – REIT ▼	204,988

4,162	SLM	64,886

4,557	State Street	188,979

7,469	SunTrust Banks	182,916

11,084	Symetra Financial	139,215

4,631	Unitrin	130,455

7,545	Unum Group ▼	184,023

2,342	Vornado Realty Trust – REIT ▼	219,094

70,801	Wells Fargo	1,978,180

1,052	Zions Bancorporation ▼	23,039
	Total Financials	23,309,570
	Health Care – 10.7%

17,869	Abbott Laboratories	917,037

4,638	Aetna	192,431

2,693	Allergan ▼	218,968

4,415	Allscripts Healthcare Solutions •	80,132

5,742	AmerisourceBergen	219,976

11,926	Amgen •	652,352

6,626	Baxter International	385,434

1,655	Becton, Dickinson & Company	138,375

2,637	Biogen Idec •	268,631

1,083	Bio-Rad Laboratories, Class A •	118,047

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Health Care (continued)

14,938	Boston Scientific •	$106,956

18,137	Bristol-Myers Squibb	519,806

5,327	Cardinal Health	233,110

5,542	CareFusion •	146,253

4,988	Celgene ▼•	295,788

4,029	CIGNA ▼	200,523

943	Cooper	72,130

4,326	Coventry Health Care •	138,432

5,062	Covidien ▼	257,099

2,318	DaVita •	193,646

658	Edwards Lifesciences ▼ •	46,948

11,890	Eli Lilly ▼	455,387

14,787	Emdeon, Class A •	229,198

5,520	Express Scripts ▼ •	299,515

5,283	Forest Laboratories •	195,788

10,659	Gilead Sciences •	451,515

3,293	Hill-Rom Holdings ▼	122,796

2,106	Hospira •	107,659

1,926	Humana •	143,641

85	Intuitive Surgical ▼ •	34,047

36,551	Johnson & Johnson ▼	2,368,139

174	Laboratory Corporation of America ▼ •	15,792

1,791	Life Technologies •	80,649

3,209	McKesson	260,314

4,503	Medco Health Solutions •	283,149

12,563	Medtronic	452,896

38,850	Merck	1,325,951

543	Mettler-Toledo International •	84,062

2,559	Mylan •	58,294

1,171	Patterson Companies	36,114

3,683	PerkinElmer	90,086

102,944	Pfizer	1,980,643

3,276	Quest Diagnostics	176,937

3,557	St. Jude Medical	165,400

3,190	Stryker	173,345

1,191	Techne	90,266

2,155	Teleflex	129,796

8,743	Tenet Healthcare ▼ •	48,611

6,077	Thermo Fisher Scientific •	365,167

531	Thoratec •	17,889

14,609	UnitedHealth Group	725,045

2,374	Watson Pharmaceuticals •	159,367

5,931	WellPoint	400,639

2,988	Zimmer Holdings ▼ •	179,340
	Total Health Care	17,109,511

62	Nuveen Investments

Shares	Description ▲	Value

	Industrials – 11.1%

9,865	3M	$859,636

1,245	AECOM Technology •	30,801

3,140	Alliant Techsystems	204,822

3,917	AMETEK	166,473

5,559	Avery Dennison ▼	175,386

7,687	Boeing	541,703

2,860	Carlisle Companies	123,638

5,851	Caterpillar	578,020

2,057	Cintas ▼	66,955

3,604	Copa Holdings, Class A	236,458

2,076	Corrections Corporation of America •	44,551

4,310	Crane	199,639

5,700	CSX	140,049

1,266	Cummins	132,778

9,560	Danaher	469,492

3,427	Deere & Company	269,054

9,328	Delta Air Lines •	73,598

2,240	Donaldson	124,051

4,591	Dover	277,618

1,888	Dun & Bradstreet ▼	136,974

5,464	Eaton	261,999

2,389	Emerson Electric	117,276

5,333	Equifax ▼	183,242

2,165	Expeditors International of Washington	103,314

4,634	FedEx	402,602

725	Flowserve	72,051

816	Fluor	51,840

983	Gardner Denver	83,840

7,176	General Dynamics	488,973

139,040	General Electric	2,490,206

2,501	Goodrich	237,945

11,013	Honeywell International	584,790

2,794	IDEX	115,895

6,406	Illinois Tool Works ▼	319,019

2,705	Ingersoll-Rand	101,221

4,498	ITT ▼	239,923

684	J.B. Hunt Transport Services	30,944

953	KAR Auction Services •	16,944

1,093	KBR	38,965

3,323	Kennametal	131,026

2,392	L-3 Communications Holdings	189,255

1,307	Landstar System	58,619

1,322	Lennox International	48,888

1,944	Lockheed Martin	147,219

3,089	Norfolk Southern ▼	233,837

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Industrials (continued)

841	Oshkosh •	$20,874

978	Owens Corning •	34,797

3,684	Paccar ▼	157,712

4,000	Pall	198,320

3,296	Parker Hannifin	260,450

892	Pentair	32,835

1,993	Precision Castparts ▼	321,630

2,737	Rambus ▼ •	37,990

8,318	Raytheon	372,064

10,988	Republic Services	318,982

5,046	Rockwell Collins ▼	277,984

1,430	Roper Industries	116,731

2,009	Ryder System	113,147

3,853	Snap-On ▼	219,082

24,478	Southwest Airlines ▼	243,801

2,718	Stericycle ▼ •	223,202

1,426	Timken	62,273

1,709	Toro	91,995

1,030	Towers Watson, Class A	62,985

6,659	Tyco International	294,927

4,394	Union Pacific	450,297

11,358	United Parcel Service, Class B	786,201

11,298	United Technologies	935,926

3,038	URS •	124,042

2,205	UTi Worldwide	35,655

1,007	Valmont Industries	98,031

3,095	Verisk Analytics, Class A •	103,064

110	W.W. Grainger ▼	16,321

3,520	Waste Connections ▼	113,485

4,948	Waste Management	155,813
	Total Industrials	17,882,145
	Information Technology – 20.3%

3,310	Activision Blizzard	39,190

8,519	Adobe Systems •	236,147

4,884	Advanced Micro Devices ▼ •	35,849

3,383	Agilent Technologies ▼ •	142,627

3,246	Akamai Technologies •	78,618

3,324	Altera ▼	135,885

10,074	Amdocs •	317,633

3,368	Amphenol, Class A ▼	164,662

8,138	Analog Devices	279,947

2,104	ANSYS ▼ •	106,462

12,035	Apple •	4,699,427

32,086	Applied Materials	395,300

4,694	Arrow Electronics ▼ •	163,116

64	Nuveen Investments

Shares	Description ▲	Value

	Information Technology (continued)

2,829	Autodesk •	$97,318

3,976	Automatic Data Processing	204,724

3,689	Avago Technologies	124,061

8,050	Avnet •	235,865

23,364	AVX	325,227

4,051	BMC Software •	175,084

5,789	Booz Allen Hamilton Holding ▼ •	105,302

8,439	Broadcom, Class A	312,834

3,300	Broadridge Financial Solutions	76,098

15,779	CA ▼	351,872

80,570	Cisco Systems	1,286,703

2,421	Citrix Systems •	174,409

2,795	Cognizant Technology Solutions, Class A •	195,287

3,127	Computer Sciences ▼	110,321

13,754	Compuware •	132,864

5,683	Convergys •	70,697

9,831	CoreLogic •	155,133

26,048	Corning	414,424

23,520	Dell ▼ •	381,965

982	Dolby Laboratories, Class A ▼ •	41,598

2,920	DST Systems ▼	149,475

15,543	eBay •	509,033

1,792	EchoStar, Class A •	59,960

1,010	Electronic Arts •	22,472

24,454	EMC ▼ •	637,760

2,099	Fairchild Semiconductor International •	31,506

5,507	Fidelity National Information Services	165,320

3,937	Fiserv •	237,637

2,098	FleetCor Technologies •	62,185

1,685	FLIR Systems	46,270

3,578	Google, Class A •	2,160,003

359	Harris	14,313

32,540	Hewlett-Packard	1,144,106

3,952	IAC/InterActiveCorp ▼ •	163,573

15,409	IBM	2,802,127

7,288	Ingram Micro, Class A •	135,192

10,010	International Rectifier •	257,157

3,352	Intersil, Class A	40,392

5,405	Intuit •	252,414

4,760	Jabil Circuit ▼	87,156

1,034	JDS Uniphase •	13,597

6,800	Juniper Networks •	159,052

4,809	KLA-Tencor ▼	191,494

3,648	Lam Research •	149,130

3,650	Lexmark International, Class A •	122,530

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Information Technology (continued)

3,138	Linear Technology	$91,943

5,287	LSI •	38,912

5,300	Marvell Technology Group •	78,546

773	MasterCard, Class A	234,412

3,582	Maxim Integrated Products ▼	82,243

6,625	MEMC Electronic Materials ▼ •	49,158

18,141	Micron Technology ▼ •	133,699

3,397	MICROS Systems •	166,351

108,185	Microsoft	2,964,269

2,081	Motorola Mobility Holdings •	46,573

6,532	Motorola Solutions •	293,221

3,428	National Instruments ▼	88,580

4,169	National Semiconductor	103,058

4,439	NCR ▼ •	88,558

1,351	NetApp •	64,200

1,526	NeuStar, Class A •	39,737

611	Novellus Systems •	18,965

6,853	NVIDIA ▼ •	94,777

3,071	ON Semiconductor •	26,687

53,273	Oracle	1,629,088

21,518	PMC-Sierra •	150,411

1,926	QLogic •	29,217

22,478	QUALCOMM	1,231,345

2,435	Red Hat •	102,465

7,075	SAIC ▼ •	113,412

231	Salesforce.com ▼ •	33,428

4,543	SanDisk ▼ •	193,214

3,814	Silicon Laboratories •	135,054

1,343	Solera Holdings	75,047

16,164	Symantec •	308,086

12,640	Synopsys •	302,981

2,595	Tech Data •	121,109

25,780	Tellabs	106,729

18,680	Texas Instruments ▼	555,730

1,011	Varian Semiconductor Equipment Associates •	61,408

5,195	Visa, Class A ▼	444,380

9,398	Vishay Precision Group •	160,236

646	Waters ▼ •	56,777

3,163	Western Digital •	108,997

1,720	Western Union	33,385

25,159	Xerox	234,733

14,143	Yahoo! ▼ •	185,273

3,179	Zebra Technologies, Class A •	127,160
	Total Information Technology	32,584,057

66	Nuveen Investments

Shares	Description ▲	Value

	Materials – 5.3%

2,519	Air Products & Chemicals	$223,511

3,579	Airgas	245,877

607	Albemarle	40,414

11,297	Alcoa	166,405

4,854	AptarGroup	247,797

429	Ashland	26,272

3,942	Ball	152,950

1,624	Bemis	51,318

2,990	Cabot Microelectronics	116,909

458	CF Industries Holdings	71,137

1,478	Cliffs Natural Resources ▼	132,754

7,437	Commercial Metals ▼	107,911

490	Compass Minerals International	38,583

629	Cytec Industries	35,224

15,921	Dow Chemical ▼	555,165

12,375	E.I. Du Pont de Nemours	636,322

703	Eastman Chemical	67,903

4,209	Ecolab ▼	210,450

2,003	FMC	175,403

12,657	Freeport-McMoRan Copper & Gold	670,315

1,347	Greif, Class A	82,234

3,209	International Flavors & Fragrances ▼	196,294

6,643	International Paper	197,297

728	Lubrizol	97,989

2,770	MeadWestvaco ▼	86,258

5,939	Monsanto ▼	436,398

1,659	Nalco Holding	58,646

10,913	Newmont Mining	606,872

4,790	Nucor ▼	186,283

5,879	Owens-Illinois •	136,216

6,240	Packaging Corporation of America	166,421

2,016	PPG Industries	169,747

2,663	Praxair ▼	275,993

2,627	Reliance Steel & Aluminum	123,495

292	Royal Gold ▼	18,717

8,759	RPM International	184,640

1,028	Schnitzer Steel Industries, Class A ▼	52,212

2,711	Scotts Miracle-Gro, Class A ▼	136,797

10,589	Sealed Air	227,981

1,645	Sigma-Aldrich ▼	110,379

11,218	Sonoco Products	359,537

1,098	Steel Dynamics	17,151

4,657	Temple-Inland	139,803

2,471	Titanium Metals	43,959

4,683	Valspar	153,930

10,538	Weyerhaeuser	210,655
	Total Materials	8,448,524

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Telecommunication Services – 2.1%

77,041	AT&T	$2,254,220

2,007	CenturyLink	74,480

26,511	Sprint Nextel ▼ —	112,141

716	U.S. Cellular —	31,640

27,271	Verizon Communications	962,394
	Total Telecommunication Services	3,434,875
	Utilities – 2.4%

4,492	AES —	55,296

6,522	AGL Resources ▼	266,098

2,279	Alliant Energy	89,815

11,942	American Water Works	334,376

11,137	Aqua America	235,548

7,856	Atmos Energy	262,626

2,082	CenterPoint Energy	40,766

461	Constellation Energy Group	17,901

1,318	Edison International	50,176

3,926	Energen ▼	230,888

1,738	NextEra Energy	96,024

1,882	Nicor ▼	102,945

3,537	NV Energy	52,489

1,279	OGE Energy	64,001

1,661	ONEOK	120,904

4,765	PG&E	197,414

2,224	Pinnacle West Capital	94,186

4,200	Public Service Enterprise Group	137,550

18,309	Questar	337,435

1,493	SCANA	58,511

3,204	Sempra Energy	162,411

4,261	Southern	168,480

15,483	UGI	469,135

3,305	Vectren	87,285

3,019	Xcel Energy	72,457
	Total Utilities	3,804,717
	Total Common Stocks (cost $158,382,306)	160,314,956

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 25.3%

40,692,239	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$40,692,239
	Total Money Market Funds (cost $40,692,239)	40,692,239

68	Nuveen Investments

Principal Amount (000)	Description ▲	Value

	SHORT-TERM INVESTMENTS – 0.3%

	U.S. Treasury Obligations – 0.3%

$490	U.S. Treasury Bill 0.087%, 10/20/2011	$489,905
	Total Short-Term Investments (cost $489,889)	489,905
	Total Investments (cost $199,564,434) – 125.5%	201,497,100
	Other Assets Less Liabilities – (25.5)%	(40,929,096)
	Net Assets – 100%	$160,568,004

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$160,314,956	$—	$—	*	$160,314,956
Money Market Funds	40,692,239	—	—		40,692,239
Short-Term Investments	—	489,905	—		—
Total	$201,007,195	$489,905	$—	*	$201,497,100
*	Level 3 security has a market value of $—.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—	*
Transfers out of	—
Balance at the end of period	$—	*
*	Level 3 security has a market value of $—.

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2011

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $199,564,434.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$10,339,720
Depreciation	(8,407,054)
Net unrealized appreciation (depreciation) of investments	$1,932,666

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

—	Non-income producing; issuer has not declared a dividend within the past twelve months.

▼	Investment, or a portion of investment, is out on loan for securities lending.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

▪	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

REIT	Real Estate Investment Trust

70	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund

(formerly known as First American Real Estate Securities Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 99.8%

	Apartments – 16.0%

594,396	Apartment Investment & Management, Class A – REIT ▼	$16,227,011

999,160	Avalonbay Communities – REIT ▼	131,494,928

609,968	BRE Properties – REIT ▼	32,011,121

367,613	Camden Property Trust – REIT ▼	24,655,804

3,074,421	Equity Residential Properties Trust – REIT ▼	190,060,706

383,758	Essex Property Trust – REIT ▼	53,864,273

4,243	Home Properties – REIT ▼	278,001

440,121	Mid-America Apartment Communities – REIT ▼	31,156,166

183,952	Post Properties – REIT ▼	7,799,565

1,053,347	UDR – REIT ▼	27,713,559
	Total Apartments	515,261,134
	Community Centers – 7.2%

526,394	Acadia Realty Trust – REIT ▼	11,049,010

1,102,613	Developers Diversified Realty – REIT ▼	16,109,176

904,997	Equity One – REIT ▼	17,556,942

619,829	Federal Realty Investment Trust – REIT ▼	54,135,865

964,752	Kimco Realty – REIT ▼	18,359,231

2,572,013	Kite Realty Group Trust – REIT ▼	11,676,939

1,126,030	Ramco-Gershenson Properties Trust – REIT ▼	13,816,388

818,608	Regency Centers – REIT ▼	36,771,871

308,698	Saul Centers – REIT ▼	12,178,136

140,584	Tanger Factory Outlet Centers – REIT ▼	3,859,031

684,253	Urstadt Biddle Properties, Class A – REIT	12,138,648

1,022,975	Weingarten Realty Investors – REIT ▼	26,310,917
	Total Community Centers	233,962,154
	Diversified – 9.4%

198,862	American Assets Trust – REIT	4,372,976

805,255	Colonial Properties Trust – REIT ▼	17,353,245

2,827,168	Cousins Properties – REIT ▼	24,059,200

1,381,927	Forest City Enterprises, Class A ▼ •	24,888,505

1,966,520	Vornado Realty Trust – REIT ▼	183,967,946

1,513,853	Washington Real Estate Investment Trust – REIT ▼	48,473,573
	Total Diversified	303,115,445
	Health Care – 11.0%

7,860	Assisted Living Concepts, Class A ▼	123,166

96,565	Brookdale Senior Living •	2,065,525

450,695	Capital Senior Living •	3,961,609

1,105,134	Cogdell Spencer – REIT ▼	6,586,599

4,096,265	HCP – REIT ▼	150,455,813

1,137,968	Health Care – REIT	60,061,951

1,095,937	Healthcare Realty Trust – REIT ▼	21,480,365

1,189,710	LTC Properties – REIT ▼	32,300,627

3,266,721	Parkway Life – REIT	5,043,496

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Health Care (continued)

680,247	Sabra Health Care – REIT ▼	$9,802,359

1,166,938	Ventas – REIT ▼	63,166,354
	Total Health Care	355,047,864
	Hotels – 6.8%

1,507	Chatham Lodging Trust – REIT	23,449

475,544	Chesapeake Lodging Trust – REIT ▼	7,846,476

96,092	DiamondRock Hospitality – REIT	982,060

2,436,477	Hersha Hospitality Trust – REIT ▼	12,767,139

6,441,242	Host Hotels & Resorts – REIT ▼	102,093,686

1,544	Hyatt Hotels, Class A •	59,892

489,200	LaSalle Hotel Properties – REIT ▼	12,234,892

277,201	Marcus ▼	2,683,306

84,580	Marriott International, Class A ▼	2,748,850

1,180,533	Pebblebrook Hotel Trust – REIT ▼	23,339,137

1,448,374	RLJ Lodging Trust ▼ •	24,941,000

82,546	Starwood Hotels & Resorts Worldwide ▼	4,536,728

20,754	Strategic Hotels & Resorts – REIT •	141,127

47,909	Summit Hotel Properties – REIT	540,414

2,553,427	Sunstone Hotel Investors – REIT ▼ •	22,751,035
	Total Hotels	217,689,191
	Industrials – 9.0%

2,410,694	DCT Industrial Trust – REIT ▼	13,065,961

846,407	EastGroup Properties – REIT ▼	37,682,040

217,282	First Industrial Realty Trust – REIT ▼ •	2,574,792

113,627	First Potomac Realty Trust – REIT	1,774,854

303,364	Mapletree Logistics Trust – REIT	231,710

4,714,287	Prologis – REIT ▼	167,970,046

880,749	PS Business Parks – REIT	50,035,351

547,973	Stag Industrial – REIT ▼ •	6,734,588

580,379	Terreno Realty – REIT ▼	9,663,310
	Total Industrials	289,732,652
	Infrastructure – 1.4%

51,254	American Tower, Class A •	2,692,372

1,133,621	Brookfield Asset Management, Class A ▼	35,743,070

477	Hopewell Holdings	1,544

357,492	Standard Parking •	5,948,667
	Total Infrastructure	44,385,653
	Malls – 15.5%

302,081	CBL & Associates Properties – REIT ▼	5,364,959

649,991	Cedar Shopping Centers – REIT ▼	3,223,955

2,648,698	General Growth Properties – REIT ▼	44,524,613

1,474,418	Glimcher Realty Trust – REIT	14,523,017

1,312,491	Macerich – REIT ▼	69,732,647

2,808,817	Simon Property Group – REIT ▼	338,490,537

270,698	Taubman Centers – REIT ▼	16,214,810

964,470	Westfield Group – REIT •	8,426,536
	Total Malls	500,501,074

72	Nuveen Investments

Shares	Description ▲	Value

	Manufactured Homes – 1.1%

546,017	Equity Lifestyle Properties – REIT ▼	$35,578,468
	Net Lease – 0.8%

1,062,072	National Retail Properties – REIT ▼	26,647,387
	Office – 14.5%

683,963	Alexandria Real Estate Equities – REIT ▼	56,084,966

806,907	BioMed Realty Trust – REIT ▼	15,831,515

1,014,325	Boston Properties – REIT ▼	108,897,932

1,005,636	Brandywine Realty Trust – REIT ▼	12,057,576

1,718,125	Brookfield Properties ▼	32,558,469

649,162	Corporate Office Properties Trust – REIT ▼	20,169,463

601,183	Digital Realty Trust – REIT ▼	36,798,411

1,528,924	Douglas Emmett – REIT ▼	30,578,480

442,168	Duke Realty – REIT	6,208,039

517,433	DuPont Fabros Technology – REIT ▼	13,189,367

396,006	Highwoods Properties – REIT ▼	13,634,486

260,935	Hudson Pacific Properties – REIT	3,979,259

484	Kilroy Realty – REIT •	18,673

737,572	Liberty Property Trust – REIT ▼	25,047,945

915,833	Mack-Cali Realty – REIT	30,469,764

47,801	Mission West Properties – REIT	387,188

13,121	Parkway Properties – REIT	231,323

77,883	Piedmont Office Realty Trust, Class A – REIT ▼	1,600,496

730,488	SL Green Realty – REIT ▼	59,914,626
	Total Office	467,657,978
	Real Estate Service Provider – 0.0%

32,946	HFF •	497,485
	Self Storage – 6.0%

1,234,888	Public Storage – REIT ▼	147,729,651

731,282	Sovran Self Storage – REIT ▼	29,653,485

1,404,709	U-Store-It Trust – REIT	14,960,151
	Total Self Storage	192,343,287
	Student Housing – 1.1%

915,512	American Campus Communities – REIT ▼	34,075,357

144,363	Education Realty Trust – REIT	1,267,507
	Total Student Housing	35,342,864
	Total Common Stocks (cost $2,615,270,916)	3,217,762,636

Shares	Description ▲	Value
	INVESTMENT COMPANIES – 0.0%

	Private Real Estate Company – 0.0%

34,331	Newcastle Investment Holdings • ▪	$31,241
	Total Investment Companies (cost $150,149)	31,241

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	MONEY MARKET FUNDS – 43.3%

1,393,508,569	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$1,393,508,569
	Total Money Market Funds (cost $1,393,508,569)	1,393,508,569

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 0.5%

	Money Market Funds – 0.5%

16,769,965	First American Treasury Obligations Fund, Class Z 0.000% Ω	$16,769,965
	Total Short-Term Investments (cost $16,769,965)	16,769,965
	Total Investments (cost $4,025,699,599) – 143.6%	4,628,072,411
	Other Assets Less Liabilities – (43.6)%	(1,404,976,258)
	Net Assets – 100.0%	$3,223,096,153

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,217,762,636	$—	$—	$3,217,762,636
Investment Companies	—	—	31,241	31,241
Money Market Funds	1,393,508,569	—	—	1,393,508,569
Short-Term Investments	16,769,965	—	—	16,769,965
Total	$4,628,041,170	$—	$31,241	$4,628,072,411

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$32,550
Gains (losses):
Net realized gains (losses)	(2,304)
Net change in unrealized appreciation (depreciation)	1,617
Purchases at cost	—
Sales at proceeds	(622)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$31,241

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

74	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $4,084,944,419.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$622,669,187
Depreciation	(79,541,195)
Net unrealized appreciation (depreciation) of investments	$543,127,992

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

▼	Investment, or a portion of investment, is out on loan for securities lending.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

▪	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust.

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund

(formerly known as First American Small Cap Growth Opportunities Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 97.9%

	Consumer Discretionary – 13.8%

120,265	Arctic Cat •	$1,981,967

57,769	Ascena Retail Group ▼ •	1,867,094

61,436	Crocs •	1,924,790

44,084	Hibbett Sports ▼ •	1,729,856

58,068	Men’s Wearhouse	1,904,050

63,235	Penske Automotive Group ▼	1,399,391

127,482	Texas Roadhouse	2,106,003

31,931	Warnaco Group ▼ •	1,701,922

39,866	Wolverine World Wide	1,509,725

56,982	Zumiez ▼ •	1,514,012
	Total Consumer Discretionary	17,638,810
	Energy – 9.7%

36,674	Carrizo Oil & Gas ▼ •	1,408,282

52,899	Complete Production Services ▼ •	2,056,713

49,673	Comstock Resources ▼ •	1,584,569

23,944	Dril-Quip ▼ •	1,688,291

56,466	Energy XXI ▼ •	1,852,649

19,952	Lufkin Industries ▼	1,625,689

71,755	Oasis Petroleum ▼ •	2,119,643
	Total Energy	12,335,836
	Financials – 5.5%

48,379	Evercore Partners, Class A	1,375,415

56,649	EZCORP, Class A •	1,885,279

77,882	Home Bancshares	1,835,679

51,439	Stifel Financial ▼ •	1,952,624
	Total Financials	7,048,997
	Health Care – 21.8%

74,592	Align Technology •	1,640,278

77,839	Alkermes •	1,341,944

21,554	Cepheid •	813,879

29,176	Cubist Pharmaceuticals ▼ •	991,109

50,319	Endocyte •	670,752

22,175	Haemonetics •	1,452,462

104,063	Halozyme Therapeutics ▼ •	722,197

106,027	HealthSouth ▼ •	2,587,059

52,724	ICON – ADR •	1,177,327

48,028	ICU Medical •	2,040,229

84,694	Impax Laboratories ▼ •	1,793,819

65,089	Incyte ▼ •	1,135,152

159,622	Nektar Therapeutics ▼ •	1,027,966

20,329	Onyx Pharmaceuticals •	670,450

74,574	PSS World Medical ▼ •	1,784,556

56,197	Salix Pharmaceuticals ▼ •	2,179,320

76	Nuveen Investments

Shares	Description ▲	Value

	Health Care (continued)

22,667	Seattle Genetics ▼ •	$386,019

52,930	Thoratec •	1,783,212

83,822	Tornier NV ▼ •	2,181,887

22,326	Zoll Medical ▼ •	1,555,229
	Total Health Care	27,934,846
	Industrials – 17.9%

55,426	Actuant, Class A ▼	1,369,576

67,634	Altra Holdings •	1,504,180

188,694	CBIZ ▼ •	1,407,657

38,689	Clean Harbors ▼ •	2,040,845

101,386	Interface, Class A	1,624,204

55,343	Kaydon ▼	1,972,978

103,258	MasTec ▼ •	2,156,027

37,092	Old Dominion Freight Line ▼ •	1,374,259

93,946	Orbital Sciences ▼ •	1,627,145

35,813	Regal-Beloit ▼	2,171,342

127,679	Thermon Group Holdings •	1,787,506

128,762	TrueBlue •	1,932,718

36,800	WESCO International •	1,865,392
	Total Industrials	22,833,829
	Information Technology – 27.0%

67,713	ADTRAN ▼	2,240,623

76,791	Advent Software •	1,783,855

230,871	Brocade Communications Systems •	1,265,173

104,747	Fairchild Semiconductor International •	1,572,252

105,666	Finisar ▼ •	1,800,549

10,412	InterDigital ▼	710,619

65,181	International Rectifier •	1,674,500

169,582	Ixia •	1,695,820

39,022	MICROS Systems •	1,910,907

58,440	National Instruments ▼	1,510,090

40,409	Netlogic Microsystems •	1,396,131

174,983	Perficient •	1,751,580

79,656	Plantronics ▼	2,728,218

261,307	PMC-Sierra ▼ •	1,826,536

115,719	QLogic •	1,755,457

132,069	Quest Software ▼ •	2,506,670

236,336	RF Micro Devices •	1,595,268

75,689	Semtech •	1,763,554

63,005	Solarwinds ▼ •	1,355,237

591,081	VideoPropulsion •	—

56,146	Vocus ▼ •	1,604,091
	Total Information Technology	34,447,130

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Materials – 2.2%

126,753	Horsehead Holding ▼ •	$1,415,831

62,944	Solutia •	1,349,519
	Total Materials	2,765,350
	Total Common Stocks (cost $114,421,182)	125,004,798

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 38.2%

48,762,790	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$48,762,790
	Total Money Market Funds (cost $48,762,790)	48,762,790

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 2.2%

2,776,625	First American Treasury Obligations Fund, Class Z, 0.000% Ω	$2,776,625
	Total Short-Term Investments (cost $2,776,625)	2,776,625
	Total Investments – 138.3% (cost $165,960,597)	176,544,213
	Other Assets Less Liabilities – (38.3)%	(48,920,955)
	Net Assets – 100.0%	$127,623,258

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$125,004,798	$—	$—	*	$125,004,798
Money Market Funds	48,762,790	—	—		48,762,790
Short-Term Investments	2,776,625	—	—		2,776,625
Total	$176,544,213	$—	$—	*	$176,544,213
*	Level 3 security has a market value of $—.

78	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—	*
Gains (losses):
Net realized gains (losses)	—	*
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—	*
Balance at the end of period	$—	*
*	Level 3 security has a market value of $—.

During the period ended July 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $167,428,956.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$15,982,010
Depreciation	(6,866,753)
Net unrealized appreciation (depreciation) of investments	$9,115,257

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

▼	Investment, or a portion of investment, is out on loan for securities lending.

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund

(formerly known as First American Small Cap Select Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 14.6%

295,682	Amerigon • ▼	$4,973,371

191,361	Ann • ▼	4,963,904

161,290	Ascena Retail Group • ▼	5,212,893

185,409	Bravo Brio Restaurant • ▼	4,143,891

125,357	Buffalo Wild Wings • ▼	7,963,930

178,414	Coinstar • ▼	8,717,308

358,212	Collective Brands • ▼	4,219,737

128,930	Gaylord Entertainment • ▼	3,782,806

272,156	Life Time Fitness • ▼	11,365,235

40,893	Panera Bread, Class A •	4,715,372

247,641	ReachLocal • ▼	4,504,590

269,974	Texas Roadhouse	4,459,970

349,347	Valassis Communications • ▼	9,362,500

104,415	Warnaco Group • ▼	5,565,320

103,719	WMS Industries • ▼	2,859,533

323,967	Zumiez • ▼	8,607,803
	Total Consumer Discretionary	95,418,163
	Consumer Staples – 1.9%

89,699	Chef’s Warehouse •	1,592,157

153,347	Hain Celestial Group • ▼	4,957,709

1,225,875	Smart Balance • ▼	5,810,647
	Total Consumer Staples	12,360,513
	Energy – 9.6%

111,263	Clean Energy Fuels • ▼	1,781,321

71,563	Delek US Holdings	1,189,377

261,834	Energy XXI • ▼	8,590,774

188,433	GeoResources • ▼	4,808,810

399,304	Goodrich Petroleum • ▼	7,918,198

559,601	Key Energy Services • ▼	10,906,624

74,656	Lufkin Industries ▼	6,082,971

460,852	Newpark Resources • ▼	4,281,315

126,250	Oasis Petroleum • ▼	3,729,425

2,087,042	Parker Drilling • ▼	13,231,846
	Total Energy	62,520,661
	Financials – 18.7%

147,590	Bank of the Ozarks ▼	7,667,300

540,180	Calamos Asset Management, Class A ▼	7,357,252

346,534	Delphi Financial Group, Class A ▼	9,328,695

291,113	Evercore Partners, Class A ▼	8,276,343

68,754	Financial Engines • ▼	1,633,595

326,550	FirstMerit	4,770,895

295,483	Home Bancshares	6,964,534

215,284	Independent Bank ▼	5,715,790

80	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

951,181	Knight Capital Group, Class A • ▼	$10,757,857

1,328,333	MGIC Investment • ▼	5,286,765

274,836	National Retail Properties – REIT ▼	6,895,635

717,417	Netspend Holdings • ▼	5,660,420

33,772	Piper Jaffray Companies •	995,599

152,852	PS Business Parks – REIT	8,683,522

239,503	Senior Housing Properties Trust – REIT ▼	5,733,702

213,766	Terreno Realty – REIT ▼	3,559,204

1,148,382	Umpqua Holdings ▼	13,045,620

271,758	Waddell & Reed Financial, Class A	9,973,519
	Total Financials	122,306,247
	Health Care – 13.6%

20,941	Acorda Therapeutics •	594,724

87,145	Align Technology •	1,916,319

60,048	Alkermes •	1,035,227

65,606	Ariad Pharmaceuticals • ▼	780,055

23,821	athenahealth • ▼	1,400,437

397,021	Cadence Pharmaceuticals • ▼	3,434,232

103,147	Cepheid • ▼	3,894,831

39,108	Cubist Pharmaceuticals • ▼	1,328,499

812,106	Endologix • ▼	7,373,922

62,033	Exelixis •	477,654

39,403	Haemonetics •	2,580,896

87,642	Incyte • ▼	1,528,476

105,028	Integra LifeSciences • ▼	4,733,612

26,202	InterMune • ▼	874,623

35,928	Magellan Health Services •	1,871,849

105,804	MEDNAX •	7,211,601

158,312	Nektar Therapeutics • ▼	1,019,529

52,915	Onyx Pharmaceuticals • ▼	1,745,137

238,509	Salix Pharmaceuticals • ▼	9,249,379

66,104	Seattle Genetics • ▼	1,125,751

137,071	Sirona Dental Systems • ▼	6,933,051

84,665	Theravance • ▼	1,810,138

376,474	Thoratec •	12,683,409

112,754	U.S. Physical Therapy	2,715,116

152,939	Zoll Medical • ▼	10,653,731
	Total Health Care	88,972,198
	Industrials – 17.3%

218,459	Actuant, Class A ▼	5,398,122

283,274	Aeroflex Holding •	4,050,818

97,042	Allegiant Travel • ▼	4,175,717

111,130	Atlas Air Worldwide Holdings •	5,822,101

570,021	CBIZ • ▼	4,252,357

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

July 31, 2011

Shares	Description ▲	Value
	Industrials (continued)

485,022	China Xiniya Fashion • ▼	$1,498,718

199,998	Kaydon ▼	7,129,929

318,380	Knight Transportation	5,011,301

544,916	MasTec • ▼	11,377,846

198,191	MYR Group • ▼	4,814,059

183,097	Old Dominion Freight Line • ▼	6,783,744

565,997	Orbital Sciences • ▼	9,803,068

187,672	Regal-Beloit ▼	11,378,553

80,892	Robbins & Myers	3,902,230

195,232	Terex •	4,336,103

194,002	Tetra Tech •	4,268,044

579,155	TrueBlue •	8,693,117

366,911	United Rentals • ▼	8,442,622

81,786	Westport Innovations • ▼	2,096,993
	Total Industrials	113,235,442
	Information Technology – 16.8%

1,688,751	Brocade Communications Systems •	9,254,355

168,744	CommVault Systems •	6,533,768

397,028	Euronet Worldwide •	6,813,000

319,824	Finisar •	5,449,801

481,332	Infinera • ▼	3,094,965

460,221	Integrated Device Technology • ▼	3,147,912

218,056	Kenexa •	5,575,692

182,529	Netlogic Microsystems •	6,306,377

498,517	Newport •	7,746,954

223,350	Polycom • ▼	6,037,151

249,825	Progress Software •	6,020,783

116,119	QuinStreet •	1,450,326

1,537,707	RF Micro Devices • ▼	10,379,522

321,587	ShoreTel •	2,739,921

888,334	Smith Micro Software • ▼	3,162,469

287,243	Sourcefire • ▼	7,060,433

156,724	SPS Commerce •	2,879,020

219,452	Taleo, Class A • ▼	7,263,861

314,405	Vocus • ▼	8,982,551
	Total Information Technology	109,898,861
	Materials – 4.8%

73,061	Arch Chemicals	3,442,635

285,555	Buckeye Technologies ▼	7,678,574

633,119	Horsehead Holding •	7,071,939

385,309	Louisiana-Pacific • ▼	2,986,145

70,287	Rock-Tenn, Class A	4,319,839

114,042	Schnitzer Steel Industries, Class A ▼	5,792,193
	Total Materials	31,291,325

82	Nuveen Investments

Shares	Description ▲	Value

	Telecommunication Services – 2.5%

774,952	Cbeyond • ▼	$8,702,711

513,944	Cogent Communications Group • ▼	7,745,136
	Total Telecommunication Services	16,447,847
	Total Common Stocks (cost $594,650,396)	652,451,257

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 43.9%

287,315,695	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$287,315,695
	Total Money Market Funds (cost $287,315,695)	287,315,695

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 1.0%

6,827,747	First American Treasury Obligations Fund, Class Z, 0.000% Ω	$6,827,747
	Total Short-Term Investments (cost $6,827,747)	6,827,747
	Total Investments (cost $888,793,838) – 144.7%	946,594,699
	Other Assets Less Liabilities – (44.7)%	(292,400,627)
	Net Assets – 100.0%	$654,194,072

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$652,451,257	$—	$—	$652,451,257
Money Market Funds	287,315,695	—	—	$287,315,695
Short-Term Investments	6,827,747	—	—	$6,827,747
Total	$946,594,699	$—	$—	$946,594,699

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

July 31, 2011

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—	*
Gains (losses):
Net realized gains (losses)	—	*
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—	*
Balance at the end of period	$—
*	Level 3 security has a market value of $—.

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $895,595,526

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$102,346,852
Depreciation	(51,347,679)
Net unrealized appreciation (depreciation) of investments	$50,999,173

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

▼	Investment, or a portion of investment, is out on loan for securities lending.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

84	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund

(formerly known as First American Small Cap Value Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 99.1%

	Consumer Discretionary – 11.9%

21,099	Ascena Retail Group ▼ •	$681,920

13,955	Buffalo Wild Wings •	886,561

30,362	Cinemark Holdings ▼	591,756

26,759	Coinstar ▼ •	1,307,445

48,728	Cooper Tire & Rubber	821,554

24,489	Core–Mark Holding ▼ •	911,970

41,958	Domino’s Pizza •	1,127,412

30,186	Group 1 Automotive ▼	1,437,759

6,653	Polaris Industries ▼	788,713

57,404	Ruby Tuesday •	521,802

86,321	Sally Beauty Holdings •	1,484,721

26,152	Tenneco •	1,044,511
	Total Consumer Discretionary	11,606,124
	Consumer Staples – 1.0%

54,500	Spartan Stores	962,470
	Energy – 7.6%

25,539	Approach Resources ▼ •	662,992

26,537	Berry Petroleum, Class A	1,521,897

40,125	Complete Production Services ▼ •	1,560,060

47,124	Matrix Service •	656,909

44,269	Natural Gas Services Group •	704,320

13,563	Oil States International ▼ •	1,094,534

30,373	Swift Energy ▼ •	1,157,211
	Total Energy	7,357,923
	Financials – 29.6%

14,985	Affiliated Managers Group •	1,563,385

32,189	American Campus Communities – REIT ▼	1,198,075

75,333	Apollo Investment	721,690

30,010	Bank of the Ozarks ▼	1,559,020

105,381	Brandywine Realty Trust – REIT ▼	1,263,518

67,898	Cardtronics •	1,560,296

175,701	CNO Financial Group ▼ •	1,291,402

49,922	Community Bank System ▼	1,256,038

27,220	Delphi Financial Group, Class A ▼	732,762

132,729	DiamondRock Hospitality – REIT ▼	1,356,490

59,014	East West Bancorp ▼	1,095,300

48,317	EZCORP, Class A •	1,607,990

81,448	FirstMerit ▼	1,189,955

71,004	Flushing Financial ▼	874,769

67,039	Heartland Financial USA ▼	1,075,976

23,418	Home Properties – REIT ▼	1,534,347

52,375	Horace Mann Educators	762,580

18,690	IBERIABANK ▼	952,629

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Financials (continued)

111,662	JMP Group	$819,599

162,344	MGIC Investment ▼ •	646,129

18,773	SVB Financial Group ▼ •	1,145,529

39,184	Texas Capital Bancshares ▼ •	1,070,899

122,718	U-Store-It Trust – REIT	1,306,947

62,852	Webster Financial ▼	1,283,438

23,021	WSFS Financial	914,164
	Total Financials	28,782,927
	Health Care – 6.2%

10,411	AMERIGROUP ▼ •	572,605

56,914	DepoMed •	430,270

43,784	Hanger Orthopedic Group •	919,902

30,445	HEALTHSOUTH ▼ •	742,858

30,153	ICON – ADR •	673,316

26,581	ICU Medical •	1,129,161

23,602	Impax Laboratories ▼ •	499,890

15,280	MEDNAX •	1,041,485
	Total Health Care	6,009,487
	Industrials – 17.8%

38,168	Actuant, Class A ▼	943,131

66,761	Altra Holdings •	1,484,765

29,477	Atlas Air Worldwide Holdings •	1,544,300

41,546	Douglas Dynamics	631,084

46,730	EMCOR Group •	1,304,702

37,680	Ennis ▼	660,907

15,448	G&K Services, Class A	526,313

25,049	General Cable ▼ •	996,199

48,986	GrafTech International •	943,470

81,217	MasTec ▼ •	1,695,811

72,081	Mistras Group •	1,229,702

24,385	Old Dominion Freight Line ▼ •	903,464

47,305	PHH ▼ •	887,442

15,923	Regal – Beloit ▼	965,411

52,818	SFN Group •	735,227

34,482	Triumph Group ▼	1,856,511
	Total Industrials	17,308,439
	Information Technology – 12.9%

51,348	Bankrate ▼ •	939,155

47,243	Bottomline Technologies •	1,100,290

13,223	CACI International, Class A ▼ •	781,215

25,974	Kenexa ▼ —	664,155

48,313	MKS Instruments	1,205,409

105,938	Perficient —	1,060,439

21,069	Plantronics ▼	721,613

132,787	PMC – Sierra ▼ —	928,181

86	Nuveen Investments

Shares	Description ▲	Value

	Information Technology (continued)

33,070	Polycom ▼ —	$893,882

21,018	Progress Software —	506,534

157,280	RF Micro Devices ▼ —	1,061,640

19,192	Rogers —	930,428

64,862	TTM Technologies —	898,339

45,691	Virtusa —	898,285
	Total Information Technology	12,589,565
	Materials – 6.1%

42,680	Buckeye Technologies ▼	1,147,665

9,275	Carpenter Technology ▼	532,756

64,709	Commercial Metals ▼	938,928

12,811	Minerals Technologies	829,897

39,639	Packaging Corp of America	1,057,172

9,454	Rockwood Holdings —	571,683

16,446	Schnitzer Steel Industries, Class A ▼	835,292
	Total Materials	5,913,393
	Telecommunication Services – 1.7%

41,457	NTELOS Holdings	805,095

194,502	PAETEC Holding ▼ —	859,699
	Total Telecommunication Services	1,664,794
	Utilities – 4.3%

31,644	Atmos Energy	1,057,859

34,490	El Paso Electric	1,153,691

27,809	UIL Holdings ▼	887,941

41,726	Unitil	1,066,099
	Total Utilities	4,165,590
	Total Common Stocks (cost $80,016,068)	96,360,712

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 35.2%

34,183,356	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$34,183,356
	Total Money Market Funds (cost $34,183,356)	34,183,356

Shares	Description ▲	Value
	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Funds – 1.6%

1,567,695	First American Treasury Obligations, Class Z 0.000% Ω	$1,567,695
	Total Short-Term Investments (cost $1,567,695)	1,567,695
	Total Investments (cost $115,767,119) – 135.9%	132,111,763
	Other Assets Less Liabilities – (35.9)%	(34,881,277)
	Net Assets – 100.0%	$97,230,486

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund (continued)

July 31, 2011

measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$96,360,712	$—	$—	$96,360,712
Money Market Funds	34,183,356	—	—	34,183,356
Short-Term Investments	1,567,695	—	—	1,567,695
Total	$132,111,763	$—	$—	$132,111,763

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $115,817,994.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$20,426,468
Depreciation	(4,132,699)
Net unrealized appreciation (depreciation) of investments	$16,293,769

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

▼	Investment, or a portion of investment, is out on loan for securities lending.

—	Non-income producing; issuer has not declared a dividend within the past twelve months.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this money market fund.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

88	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund

(formerly known as First American Tactical Market Opportunities Fund)

July 31, 2011

Shares	Description ▲	Value
	EXCHANGE-TRADED FUNDS – 27.0%

20,000	Global X China Consumer	$368,600

16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,679,680

6,300	iShares Barclays MBS Bond Fund	676,179

11,000	iShares iBoxx High Yield Corporate Bond Fund	1,001,550

40,000	iShares S&P U.S. Preferred Stock Index Fund	1,548,000

24,000	Market Vectors Emerging Markets Local Currency Bond	665,808

5,000	Market Vectors Gold Miners	284,700

60,000	Market Vectors High Yield Municipal Index	1,743,000

31,000	Market Vectors Russia	1,224,500

1,200	SPDR S&P Global Natural Resources	71,052

10,000	Utilities Select Sector SPDR	331,600
	Total Exchange-Traded Funds (cost $9,448,534)	9,594,669

Principal Amount (000)	Description ▲	Value
	U.S. GOVERNMENT & AGENCIES – 14.1%

	U.S. Treasury Bond
$4,700	4.500%, 08/15/2039	$5,009,171
	Total U.S. Government & Agencies (cost $4,855,210)	5,009,171

Principal Amount (000)	Description ▲	Value
	CORPORATE BONDS – 3.1%

	Sovereign – 3.1%

	Australian Government
$1,000	5.750%, 04/15/2012	$1,107,904
	Total Corporate Bonds (cost $1,059,788)	1,107,904

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 52.1%

	Money Market Funds – 47.6%

	First American Treasury Obligations Fund, Class Z
16,932,067	0.000% Ω	$16,932,067
	U.S. Treasury Obligations – 4.5%

	U.S. Treasury Bills ☐
$100	0.091%, 10/06/2011	99,986
1,500	0.087%, 10/20/2011	1,499,710
$1,600	Total U.S. Treasury Obligations	1,599,696
	Total Short-Term Investments (cost $18,531,698)	18,531,763
	Total Investments (cost $33,895,230) – 96.3%	34,243,507
	Other Assets Less Liabilities – 3.7% ¯	1,302,725
	Net Assets – 100.0%	$35,546,232

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund (continued)

July 31, 2011

Investments in Derivatives

Futures Contracts outstanding at July 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency	Short	(10)	9/11	$(1,093,100)	$(52,442)
Dollar Index	Long	10	9/11	740,360	(6,525)
FTSE JSE Top 40	Short	(16)	9/11	(663,630)	3,088
IBEX 35 Index	Short	(11)	8/11	(1,517,293)	(7,015)
Mexican Bolsa Index	Long	22	9/11	676,852	14,451
Mini MSCI Emerging Markets	Long	17	9/11	975,375	11,600
MSCI Singapore Stock Index	Long	11	8/11	666,340	2,859
MSCI Taiwan Stock Index	Short	(20)	8/11	(599,200)	4,490
Nikkei 225 Index	Long	7	9/11	344,050	11,869
Russell 2000 Mini Index Futures	Short	(67)	9/11	(5,329,850)	(80,300)
S&P 500 E-Mini Index	Long	109	9/11	7,021,780	96,396
Swiss Market Index	Long	22	9/11	1,621,244	(119,734)
U.S. Treasury 2-Year Note	Short	(35)	9/11	(7,697,265)	(40,008)
U.S. Treasury 5-Year Note	Short	(12)	9/11	(1,457,344)	(36,498)
					$(197,769)
Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds	$9,594,669	$—	$—	$9,594,669
U.S. Government & Agency	—	5,009,171	—	5,009,171
Short-Term Investments	16,932,067	1,599,696	—	18,531,763
Derivatives:
Futures Contracts*	(197,769)	—	—	(197,769)
Total	$26,328,967	$7,716,771	$—	$34,045,738
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

90	Nuveen Investments

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$144,753	Payable for variation margin on futures contracts*	$213,574
Foreign Currency Exchange Rate	Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	52,442
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	76,506
Total			$144,753		$342,522
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments (excluding investments in derivatives) was $33,899,881.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$401,384
Depreciation	(57,758)
Net unrealized appreciation (depreciation) of investments	$343,626

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of July 31, 2011.

¯	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund

(formerly known as First American Small Cap Index Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 93.5%

	Consumer Discretionary – 12.6%

1,466	1-800-Flowers.com, Class A —	$4,413

2,710	99 Cents Only Stores —	53,523

4,672	Aeropostale — ▼	78,723

1,504	AFC Enterprises —	23,237

1,068	AH Belo, Class A	6,835

1,074	Ambassadors Group	9,150

3,864	American Axle & Manufacturing Holdings —	44,320

2,326	American Greetings, Class A ▼	51,567

1,035	American Public Education — ▼	47,165

530	America’s Car-Mart —	17,935

1,317	Amerigon — ▼	22,152

1,864	Ameristar Casinos	41,381

3,013	Ann — ▼	78,157

1,571	Arbitron ▼	61,458

720	Arctic Cat —	11,866

1,723	Asbury Automotive Group —	37,096

3,421	Ascena Retail Group —	110,567

859	Ascent Media —	41,326

1,015	Audiovox —	7,298

1,680	Barnes & Noble ▼	29,232

4,433	Beazer Homes USA — ▼	12,856

1,941	Bebe Stores	14,383

5,411	Belo, Class A —	37,823

771	Benihana —	7,109

1,341	Big 5 Sporting Goods	11,063

71	Biglari Holdings —	26,140

1,391	BJ’s Restaurants — ▼	64,501

766	Black Diamond —	6,442

744	Blue Nile ▼ —	31,516

301	Blyth	19,041

1,754	Bob Evans Farms ▼	60,583

681	Body Central — ▼	14,635

715	Bon-Ton Stores ▼	7,257

3,200	Boyd Gaming — ▼	27,968

1,114	Bravo Brio Restaurant Group — ▼	24,898

1,157	Bridgepoint Education — ▼	28,647

2,480	Brown Shoe ▼	25,048

5,153	Brunswick ▼	112,490

1,554	Buckle	68,858

1,061	Buffalo Wild Wings —	67,405

963	Build-A-Bear Workshop —	5,961

2,434	Cabela’s — ▼	66,594

3,854	Callaway Golf ▼	24,473

984	Cambium Learning Group —	3,109

92	Nuveen Investments

Shares	Description ▲	Value

	Consumer Discretionary (continued)

911	Capella Education —	$38,945

748	Caribou Coffee —	9,881

688	Carrols Restaurant Group —	6,763

2,845	Carters — ▼	95,308

2,473	Casual Male Retail Group —	10,411

1,601	Cato, Class A	44,540

350	Cavco Industries —	14,896

1,148	CEC Entertainment	44,428

2,119	Central European Media Enterprises, Class A — ▼	40,515

6,727	Charming Shoppes — ▼	27,581

3,341	Cheesecake Factory —	96,321

464	Cherokee	7,359

1,509	Children’s Place Retail Stores —	72,915

2,187	Christopher & Banks	13,778

665	Churchill Downs	29,213

5,378	Cinemark Holdings ▼	104,817

896	Citi Trends —	12,571

1,814	Coinstar — ▼	88,632

3,334	Coldwater Creek — ▼	4,201

3,562	Collective Brands — ▼	41,960

690	Columbia Sportswear ▼	39,606

809	Conn’s —	6,658

3,596	Cooper Tire & Rubber	60,629

548	Core-Mark Holding —	20,408

4,510	Corinthian Colleges — ▼	18,762

1,099	Cost Plus —	9,770

1,329	Cracker Barrel Old Country Store ▼	59,951

4,949	Crocs —	155,052

2,019	Crown Media Holdings, Class A — ▼	3,432

430	CSS Industries	8,531

1,293	Cumulus Media, Class A — ▼	4,564

8,398	Dana Holding — ▼	139,995

410	Delta Apparel —	8,065

5,888	Denny’s —	22,433

574	Destination Maternity ▼	9,425

895	DineEquity — ▼	46,630

1,827	Dolan Media —	14,488

3,573	Domino’s Pizza —	96,007

692	Dorman Products — ▼	24,725

1,146	Drew Industries	24,410

1,971	E.W. Scripps, Class A — ▼	16,990

15,944	Eastman Kodak — ▼	38,266

331	Einstein Noah Restaurant Group	5,190

1,396	Entercom Communications —	11,084

2,884	Entravision Communications —	5,566

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Consumer Discretionary (continued)

1,397	Ethan Allen Interiors ▼	$25,705

4,486	Exide Technologies —	32,120

3,198	Express	71,763

3,017	Finish Line, Class A ▼	64,262

510	Fisher Communications —	14,953

2,274	Fred’s	29,971

963	Fuel Systems Solutions —	20,454

2,621	Furniture Brands International —	10,563

2,057	Gaylord Entertainment — ▼	60,352

254	Geeknet —	6,259

1,383	Genesco —	71,639

955	G-iii Apparel Group —	29,481

660	Global Sources —	6,079

827	Global Traffic Network —	9,750

1,323	GNC Holdings — ▼	33,340

309	Gordmans Stores —	5,540

1,838	Grand Canyon Education —	28,287

2,875	Gray Television —	6,986

1,390	Group 1 Automotive ▼	66,206

2,561	Harte-Hanks	20,923

1,044	Haverty Furniture ▼	11,578

1,769	Helen of Troy —	57,050

1,047	hhgregg — ▼	12,910

1,585	Hibbett Sports — ▼	62,195

3,628	Hillenbrand	79,417

2,589	Hot Topic	19,340

3,622	Hovnanian Enterprises, Class A — ▼	6,954

2,305	HSN —	75,350

4,349	Iconix Brand Group —	101,462

1,187	Interclick —	8,511

1,704	International Speedway, Class A	47,661

2,413	Interval Leisure Group —	31,007

1,375	iRobot — ▼	48,070

1,180	Isle of Capri Casinos — ▼	10,006

2,875	Jack in the Box —	65,320

1,574	JAKKS Pacific — ▼	27,466

3,528	Jamba —	7,127

258	Johnson Outdoors —	4,600

5,060	Jones Group	65,476

1,598	Jos. A. Bank Clothiers — ▼	81,993

2,456	Journal Communications, Class A —	12,182

1,504	K12 — ▼	48,248

4,453	KB HOME ▼	37,806

437	Kenneth Cole Productions —	5,576

993	Kirkland’s — ▼	10,714

94	Nuveen Investments

Shares	Description ▲	Value

	Consumer Discretionary (continued)

1,812	Knology —	$24,879

3,554	Krispy Kreme Doughnuts —	29,072

1,479	K-Swiss, Class A — ▼	15,766

3,139	La-Z-Boy —	27,529

2,341	LeapFrog Enterprises —	9,130

1,147	Libbey —	17,744

2,456	Life Time Fitness — ▼	102,563

549	Lifetime Brands	6,039

1,706	Lin TV, Class A —	6,995

1,307	Lincoln Educational Services	23,369

2,609	Lions Gate Entertainment —	18,524

1,255	Lithia Motors	25,903

8,167	Live Nation — ▼	90,654

5,473	Liz Claiborne —	35,027

1,089	Luby’s —	5,957

1,320	Lumber Liquidators Holdings — ▼	20,737

2,170	M.D.C. Holdings ▼	49,064

1,067	M/I Homes —	12,057

698	Mac-Gray	10,261

1,360	Maidenform Brands — ▼	35,156

1,177	Marcus ▼	11,393

704	Marine Products —	3,837

1,309	MarineMax — ▼	12,030

1,615	Martha Stewart Living — ▼	6,621

1,707	Matthews International, Class A	61,776

3,537	McClatchy — ▼	7,958

905	McCormick & Schmick’s Seafood Restaurants —	8,000

1,450	MDC Partners ▼	28,957

2,979	Men’s Wearhouse	97,681

2,102	Meredith ▼	62,745

1,617	Meritage Homes —	35,331

2,855	Modine Manufacturing —	42,568

703	Monarch Casino & Resort —	8,120

1,765	Monro Muffler Brake ▼	63,116

1,523	Morgans Hotel Group —	10,905

698	Motorcar Parts of America —	9,011

987	Movado Group	15,970

1,625	Multimedia Games —	7,052

463	National American Universal Holdings	4,746

3,191	National Cinemedia	47,003

277	National Presto Industries ▼	28,182

1,542	New York & Company —	8,419

7,937	New York Times — ▼	68,099

635	Nexstar Broadcasting Group —	5,563

1,560	NutriSystem ▼	23,306

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Consumer Discretionary (continued)

1,013	O’Charleys —	$6,169

16,062	Office Depot —	60,714

5,034	OfficeMax — ▼	35,641

1,171	Orbitz Worldwide —	3,817

5,641	Orient-Express Hotels, Class A —	55,789

886	Outdoor Channel Holdings	5,892

670	Overstock.com —	8,502

742	Oxford Industries ▼	29,072

1,316	P.F. Chang’s China Bistro ▼	43,336

2,744	Pacific Sunwear of California —	7,656

1,141	Papa John’s International —	35,611

696	Peet’s Coffee & Tea — ▼	40,646

2,583	Penske Automotive Group ▼	57,162

2,969	Pep Boys ▼	31,917

750	Perry Ellis International —	17,528

1,252	PetMed Express	13,734

6,157	Pier 1 Imports —	67,665

3,662	Pinnacle Entertainment —	52,843

2,787	Pool ▼	74,552

7,811	Quiksilver —	41,086

502	R.G. Barry	5,708

577	ReachLocal — ▼	10,496

811	Red Lion Hotels —	6,123

751	Red Robin Gourmet Burgers — ▼	25,849

3,378	Regis	50,163

3,682	Rent-A-Center	99,598

575	Rentrak —	9,511

3,767	Ruby Tuesday —	34,242

871	Rue21 — ▼	28,630

1,994	Ruth’s Hospitality Group —	11,466

2,568	Ryland Group ▼	37,827

208	Saga Communications —	6,764

6,673	Saks — ▼	71,668

1,527	Scholastic ▼	43,855

3,367	Scientific Games, Class A —	30,774

2,862	Sealy — ▼	6,268

3,242	Select Comfort —	54,530

309	Shiloh Industries	3,254

516	Shoe Carnival — ▼	16,300

3,271	Shuffle Master —	30,486

1,724	Shutterfly — ▼	93,786

2,918	Sinclair Broadcast Group, Class A	28,917

2,412	Six Flags Entertainment	84,927

2,167	Skechers U.S.A., Class A — ▼	36,081

389	Skyline	5,263

96	Nuveen Investments

Shares	Description ▲	Value

	Consumer Discretionary (continued)

3,546	Smith & Wesson — ▼	$11,915

3,703	Sonic —	39,622

2,366	Sonic Automotive, Class A ▼	37,075

3,908	Sotheby’s Holdings, Class A ▼	165,504

1,978	Spartan Motors	9,099

791	Speedway Motorsports	10,758

2,089	Stage Stores	37,184

1,163	Standard Motor Products	16,515

6,344	Standard-Pacific — ▼	18,144

1,558	Stein Mart	14,801

869	Steiner Leisure — ▼	42,251

337	Steinway Musical Instruments —	9,770

2,189	Steven Madden —	83,401

4,559	Stewart Enterprises, Class A	31,685

1,530	Stoneridge —	19,094

708	Strayer Education ▼	86,128

1,161	Sturm, Ruger & Company ▼	31,719

772	Summer Infant —	6,647

1,578	Summit Hotel Properties – REIT	17,800

1,409	Superior Industries International	28,518

375	SYMS —	3,915

607	Systemax —	9,888

4,166	Talbots — ▼	14,414

3,573	Tenneco — ▼	142,706

3,050	Texas Roadhouse	50,386

2,300	Timberland, Class A —	98,417

392	Tower International —	6,750

1,186	Town Sports International Holdings —	10,840

1,552	True Religion Apparel —	52,287

2,494	Tuesday Morning —	10,724

601	U.S. Auto Parts Network —	4,501

835	UniFirst	45,800

869	Universal Electronics —	20,343

1,187	Universal Technical Institute —	20,535

2,083	Vail Resorts —	95,297

2,843	Valassis Communications — ▼	76,192

78	Value Line ▼	841

2,367	ValueVision Media —	17,729

1,146	Vera Bradley — ▼	41,565

1,435	Vitamin Shoppe — ▼	62,509

2,546	Warnaco Group — ▼	135,702

871	West Marine —	8,928

312	Westwood One —	1,772

5,912	Wet Seal, Class A —	28,910

424	Weyco Group	9,820

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Consumer Discretionary (continued)

142	Winmark	$6,420

1,774	Winnebago Industries — ▼	14,884

2,872	Wolverine World Wide	108,763

1,243	World Wrestling Entertainment ▼	12,517

1,859	Zale —	10,429

1,151	Zumiez — ▼	30,582
	Total Consumer Discretionary	9,393,154
	Consumer Staples – 3.1%

205	Alico	5,004

5,040	Alliance One International —	16,582

1,076	Andersons ▼	44,234

40	Arden Group, Class A	3,550

2,821	B & G Foods	53,007

457	Boston Beer, Class A — ▼	41,199

562	Calavo Growers ▼	11,617

761	Cal-Maine Foods ▼	25,729

2,197	Casey’s General Stores ▼	98,865

4,208	Central European Distribution — ▼	40,733

2,740	Central Garden & Pet, Class A — ▼	24,002

2,628	Chiquita Brands International —	31,116

265	Coca-Cola Bottling	17,098

602	Craft Brewers Alliance —	4,690

6,770	Darling International —	114,278

1,275	Diamond Foods ▼	91,277

2,076	Dole Food — ▼	29,458

1,378	Elizabeth Arden — ▼	44,399

339	Farmer Brothers	2,654

2,112	Fresh Del Monte Produce	51,765

1,628	Fresh Market — ▼	57,843

144	Griffin Land & Nurseries	4,019

2,072	Hain Celestial Group — ▼	66,988

551	Harbinger Group —	2,926

4,879	Heckmann — ▼	29,420

698	Imperial Sugar	16,110

775	Ingles Markets, Class A	11,935

761	Inter Parfums	15,250

802	J&J Snack Foods	41,455

1,082	Lancaster Colony ▼	65,061

263	Lifeway Foods —	2,919

481	Limoneira ▼	9,971

791	Medifast — ▼	15,266

651	MGP Ingredients	5,123

700	Nash-Finch	25,060

528	National Beverage	7,804

647	Natures Sunshine Product —	10,798

98	Nuveen Investments

Shares	Description ▲	Value

	Consumer Staples (continued)

3,170	Nu Skin Enterprises, Class A ▼	$119,002

532	Nutraceutical International —	7,874

313	Oil-Dri Corporation of America	6,476

1,120	Omega Protein —	13,574

1,331	Pantry — ▼	23,718

2,886	Pilgrims Pride — ▼	13,853

2,910	Prestige Brand Holdings —	35,560

974	PriceSmart	56,998

715	Primo Water —	10,296

634	Revlon — ▼	10,677

33,082	Rite Aid — ▼	43,007

2,795	Ruddick	117,110

1,239	Sanderson Farms ▼	57,267

523	Schiff Nutrition International	6,051

454	Seneca Foods —	11,759

3,643	Smart Balance — ▼	17,268

2,733	Snyders-Lance	55,781

1,354	Spartan Stores ▼	23,912

967	Spectrum Brands Holdings —	25,819

6,195	Star Scientific — ▼	25,152

421	Susser Holdings —	6,867

1,097	Synutra International — ▼	8,776

1,058	The Female Health ▼	4,877

1,375	Tootsie Roll Industries ▼	38,569

1,923	TreeHouse Foods —	99,304

2,781	United Natural Foods —	116,107

1,239	Universal ▼	45,496

358	USANA Health Sciences — ▼	9,791

2,410	Vector Group ▼	42,199

371	Village Super Market	9,972

962	WD-40 Company	42,136

618	Weis Markets	24,837

3,230	Winn Dixie Stores —	29,005
	Total Consumer Staples	2,298,295
	Energy – 7.0%

4,761	Abraxas Petroleum — ▼	21,853

454	Alon USA Energy	5,521

529	Apco Oil & Gas International ▼	46,626

1,298	Approach Resources — ▼	33,696

2,640	ATP Oil & Gas — ▼	38,254

1,395	Basic Energy Services — ▼	45,184

2,982	Berry Petroleum, Class A	171,018

2,723	Bill Barrett —	135,496

5,908	BPZ Energy — ▼	21,387

2,124	Bristow Group	102,972

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Energy (continued)

5,591	Cal Dive International •	$31,198

2,241	Callon Petroleum •	15,620

3,395	Camac Energy • ▼	3,972

2,253	Carrizo Oil & Gas •	86,515

4,782	Cheniere Energy • ▼	49,255

358	Clayton Williams Energy • ▼	23,743

2,700	Clean Energy Fuels • ▼	43,227

3,528	Cloud Peak Energy •	78,674

4,573	Complete Production Services • ▼	177,798

2,756	Comstock Resources • ▼	87,916

727	Contango Oil & Gas Company •	45,859

1,263	Crimson Exploration •	3,978

2,215	Crosstex Energy	32,339

5,081	CVR Energy •	136,425

474	Dawson Geophysical • ▼	18,813

731	Delek US Holdings	12,149

3,730	DHT Maritime ▼	13,428

1,988	Dril-Quip • ▼	140,174

1,717	Energy Partners •	29,206

4,313	Energy XXI • ▼	141,510

876	Evolution Petroleum •	6,430

3,699	Exterran Holdings • ▼	68,358

2,982	Frontline ▼	34,293

3,024	FX Energy • ▼	28,909

3,275	Gastar Exploration •	15,556

6,715	General Maritime ▼	7,319

617	Geokinetics •	3,856

1,160	GeoResources • ▼	29,603

1,049	Global Geophysical Services • ▼	17,896

6,083	Global Industries •	31,206

3,471	GMX Resources • ▼	16,834

2,139	Golar LNG ▼	81,560

1,493	Goodrich Petroleum • ▼	29,606

1,200	Green Plains Renewable Energy • ▼	13,140

849	Gulf Island Fabrication	29,375

1,311	Gulfmark Offshore, Class A •	63,898

2,251	Gulfport Energy •	82,071

225	Hallador Energy Company	2,300

1,993	Harvest Natural Resources • ▼	27,304

6,205	Helix Energy Solutions Group • ▼	121,494

6,665	Hercules Offshore •	31,326

1,348	Hornbeck Offshore Services • ▼	37,528

1,070	Houston American Energy ▼	17,612

9,002	Hyperdynamics • ▼	47,711

7,762	Ion Geophysical • ▼	78,707

100	Nuveen Investments

Shares	Description ▲	Value

	Energy (continued)

65	Isramco •	$3,978

2,013	James River Coal • ▼	38,166

7,219	Key Energy Services • ▼	140,698

1,272	Knightsbridge Tankers ▼	26,190

12,086	Kodiak Oil & Gas •	82,064

1,291	L & L Energy • ▼	6,403

1,724	Lufkin Industries ▼	140,472

6,444	Magnum Hunter Resources • ▼	46,268

1,512	Matrix Service •	21,077

5,638	McMoRan Exploration • ▼	94,944

1,797	Miller Energy Resources • ▼	7,925

580	Mitcham Industries •	10,533

709	Natural Gas Services Group •	11,280

5,275	Newpark Resources •	49,005

2,573	Nordic American Tanker Shipping ▼	52,695

3,654	Northern Oil & Gas • ▼	80,900

3,444	Oasis Petroleum • ▼	101,736

1,517	Overseas Shipholding Group ▼	36,924

247	OYO Geospace •	25,053

398	Panhandle Oil And Gas ▼	13,046

7,077	Parker Drilling • ▼	44,868

5,283	Patriot Coal • ▼	99,902

2,642	Penn Virginia	34,663

1,309	Petroleum Development • ▼	47,543

3,243	PetroQuest Energy • ▼	26,366

793	PHI •	17,073

3,212	Pioneer Drilling • ▼	52,259

12,797	Rentech • ▼	12,032

2,670	Resolute Energy • ▼	43,494

1,903	Rex Energy • ▼	21,066

393	Rex Stores •	6,771

338	RigNet •	5,844

3,067	Rosetta Resources •	158,779

1,438	Scorpio Tankers •	10,627

2,401	SemGroup • ▼	55,895

2,653	Ship Finance International ▼	42,183

2,835	Stone Energy •	92,024

2,281	Swift Energy •	86,906

4,279	Syntroleum •	5,734

951	Targa Resources ▼	32,106

2,453	Teekay Tankers, Class A ▼	20,090

1,791	Tesco •	38,077

4,589	TETRA Technologies •	59,060

2,486	Triangle Petroleum •	18,546

877	Union Drilling •	9,779

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Energy (continued)

5,988	UR Energy • ▼	$10,000

3,737	Uranerz Energy • ▼	11,248

4,126	Uranium Energy • ▼	13,863

5,404	Uranium Resources • ▼	7,836

6,851	USEC • ▼	23,362

2,959	Vaalco Energy • ▼	19,707

10,108	Vantage Drilling • ▼	16,476

1,711	Venoco •	21,747

2,719	Voyager Oil & Gas •	8,646

2,030	W&T Offshore	55,013

4,309	Warren Resources • ▼	17,538

3,027	Western Refining • ▼	61,842

572	Westmoreland Coal •	8,792

2,260	Willbros Group •	20,792

3,697	World Fuel Services	139,118

1,452	Zion Oil & Gas • ▼	5,140
	Total Energy	5,189,862
	Financials – 19.9%

834	1st Source	19,224

1,576	1st United Bancorp •	9,346

1,173	Abington Bancorp	11,624

2,418	Acadia Realty Trust – REIT	50,754

3,263	Advance America Cash Advance Centers	23,004

570	Agree Realty – REIT ▼	12,945

131	Alexander’s – REIT ▼	52,531

251	Alliance Financial	8,085

4,980	Alterra Capital Holdings ▼	108,514

1,890	American Assets Trust – REIT	41,561

3,859	American Campus Communities – REIT ▼	143,632

3,463	American Equity Investment Life Holding ▼	41,106

576	American Safety Insurance Holdings •	10,800

1,418	Ameris Bancorp • ▼	14,350

1,150	Amerisafe •	24,736

479	Ames National	8,330

1,386	Amtrust Financial Services ▼	32,183

6,976	Anworth Mortgage Asset – REIT	48,344

1,040	Apollo Commercial Real Estate Finance – REIT	16,182

11,338	Apollo Investment	108,618

1,588	Argo Group International Holdings ▼	46,687

400	Arlington Asset Investment, Class A	11,232

4,006	Armour Residential – REIT ▼	29,003

532	Arrow Financial ▼	12,821

1,811	Artio Global Investments ▼	19,921

3,013	Ashford Hospitality Trust – REIT	32,842

2,449	Associated Estates Realty – REIT	44,449

102	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

5,032	Astoria Financial ▼	$58,623

475	Avatar Holdings •	7,268

402	Baldwin & Lyons, Class B	9,740

411	BancFirst	15,676

1,670	Banco Latinoamericano de Exportaciones	29,542

1,682	Bancorp Bank •	15,138

222	Bancorp Rhode Island	9,739

4,832	BancorpSouth ▼	65,425

2,662	Bank Mutual	9,876

333	Bank of Kentucky Financial	7,952

316	Bank of Marin Bancorp	12,169

794	Bank of the Ozarks ▼	41,248

1,099	BankFinancial	8,957

956	Banner	17,705

1,775	Beneficial Mutual Bancorp •	13,898

1,175	Berkshire Hills Bancorp ▼	25,756

4,375	BGC Partners, Class A ▼	35,831

7,745	BioMed Realty Trust – REIT ▼	151,957

4,226	Blackrock Kelso Capital ▼	36,470

418	BofI Holding •	5,850

4,415	Boston Private Financial Holdings ▼	30,596

379	Bridge Bancorp	7,898

530	Bridge Cap Holdings •	5,947

3,346	Brookline Bancorp	28,608

628	Bryn Mawr Bank	12,635

1,416	Calamos Asset Management, Class A	19,286

112	California First National Bancorp	1,738

465	Camden National	14,866

1,804	Campus Crest Communities – REIT ▼	21,612

809	Capital Bank •	2,411

662	Capital City Bank Group ▼	6,825

178	Capital Southwest	16,716

3,996	CapLease – REIT	17,782

4,477	Capstead Mortgage – REIT	56,589

1,642	Cardinal Financial	17,619

2,493	Cardtronics •	57,289

347	Cascade Bancorp •	3,539

1,702	Cash America International ▼	95,244

4,551	Cathay General Bancorp	63,077

8,585	CBL & Associates Properties – REIT ▼	152,470

3,240	Cedar Shopping Centers – REIT ▼	16,070

700	Center Bancorp	7,028

2,107	Center Financial •	12,979

1,738	Centerstate Banks of Florida	11,349

844	Central Pacific Financial • ▼	11,377

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Financials (continued)

215	Century Bancorp	$5,811

800	Chatham Lodging Trust – REIT	12,448

1,312	Chemical Financial	24,889

1,741	Chesapeake Lodging Trust – REIT	28,727

686	CIFC •	4,370

2,297	Citizens • ▼	15,803

717	Citizens & Northern	11,802

936	City Holdings ▼	29,269

495	Clifton Savings Bancorp	5,024

722	CNB Financial	9,971

13,341	CNO Financial Group • ▼	98,056

1,784	CoBiz Financial	10,972

2,552	Cogdell Spencer – REIT ▼	15,210

1,049	Cohen & Steers ▼	41,467

4,909	Colonial Properties Trust – REIT ▼	105,789

1,910	Colony Financial – REIT ▼	33,635

2,360	Columbia Banking System	41,560

1,287	Comerica	41,216

1,991	Community Bank System ▼	50,094

871	Community Trust Bancorp	23,622

2,337	Compass Diversified Trust ▼	34,985

243	Consolidated-Tomoka Land	7,091

1,160	Coresite Realty – REIT	19,534

5,381	Cousins Properties – REIT ▼	45,792

4,171	Cowen Group • ▼	16,475

1,492	Crawford & Company ▼	10,713

330	Credit Acceptance •	26,172

3,301	CreXus Investment – REIT	34,694

5,177	CVB Financial ▼	50,165

4,779	Cypress Sharpridge Investments – REIT ▼	58,829

14,471	DCT Industrial Trust – REIT ▼	78,433

2,820	Delphi Financial Group, Class A ▼	75,914

148	Diamond Hill Investment Group	11,495

9,768	DiamondRock Hospitality – REIT	99,829

1,574	Dime Community Bancshares	22,115

2,515	Dollar Financial •	54,349

447	Donegal Group, Class A	5,373

7,366	Doral Financial •	12,891

1,618	Duff & Phelps, Class A	18,429

3,404	DuPont Fabros Technology – REIT ▼	86,768

2,333	Dynex Capital – REIT	21,230

913	Eagle Bancorp •	12,316

1,448	EastGroup Properties – REIT ▼	64,465

1,173	Edelman Financial Group	8,950

4,258	Education Realty Trust – REIT	37,385

104	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

1,238	eHealth • ▼	$16,032

349	EMC Insurance Group	6,516

2,232	Employers Holdings	33,168

477	Encore Bancshares • ▼	5,719

934	Encore Capital Group •	25,545

407	Enstar Group •	42,995

337	Enterprise Bancorp	5,389

882	Enterprise Financial Services	12,304

2,792	Entertainment Properties Trust – REIT ▼	129,800

854	Epoch Holdings	16,568

1,777	Equity Lifestyle Properties – REIT ▼	115,789

2,278	Equity One – REIT ▼	44,193

672	ESB Financial	8,991

656	Essa Bancorp	7,544

1,139	Evercore Partners, Class A ▼	32,382

1,788	Excel Trust – REIT	20,508

5,537	Extra Space Storage – REIT ▼	117,717

2,633	EZCORP, Class A •	87,626

6,873	F.N.B. ▼	68,730

927	FBL Financial Group, Class A	29,182

3,120	FBR Capital Markets •	9,079

572	Federal Agricultural Mortgage, Class C ▼	11,554

7,203	FelCor Lodging Trust – REIT •	37,023

3,925	Fifth Street Finance ▼	41,291

2,217	Financial Engines • ▼	52,676

799	Financial Institutions	13,399

6,087	First American Financial ▼	97,331

532	First Bancorp	7,836

836	First Bancorp – North Carolina ▼	8,235

4,459	First Busey	23,142

1,787	First Cash Financial Services • ▼	77,323

6,162	First Commonwealth Financial	31,673

849	First Community Bancshares	10,689

563	First Defiance Financial •	8,254

709	First Financial	23,461

3,503	First Financial Bancorp	56,083

1,845	First Financial Bankshares ▼	59,464

970	First Financial Holdings	8,061

4,588	First Industrial Realty Trust – REIT • ▼	54,368

913	First Interstate Bancsystem	12,216

3,286	First Marblehead •	5,422

1,514	First Merchants	13,550

4,463	First Midwest Bancorp	53,199

329	First of Long Island	8,742

492	First Pactrust Bancorp	7,282

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Financials (continued)

2,946	First Potomac Realty Trust – REIT ▼	$46,017

6,322	FirstMerit	92,364

11,314	Flagstar Bancorp •	8,260

2,792	Flagstone Reinsurance Holdings	24,877

1,836	Flushing Financial ▼	22,620

2,049	Forestar Real Estate Group •	33,399

338	Fortegra •	2,620

842	Fox Chase Bancorp	11,258

482	FPIC Insurance Group •	20,109

803	Franklin Financial •	9,676

4,072	Franklin Street Properties – REIT ▼	51,348

1,324	FXCM ▼	13,372

432	Gain Capital Holdings •	2,614

441	GAMCO Investors ▼	21,331

675	German American Bancorp	11,320

1,493	Getty Realty – REIT ▼	34,638

4,116	GFI Group	18,687

3,966	Glacier Bancorp	52,113

1,286	Gladstone Capital	11,574

578	Gladstone Commercial – REIT	10,046

1,347	Gladstone Investment	9,456

4,618	Gleacher •	7,897

5,951	Glimcher Realty Trust – REIT	58,617

817	Global Indemnity •	17,018

593	Golub Capital BDC	9,280

1,765	Government Properties Income Trust – REIT ▼	43,648

612	Great Southern Bancorp ▼	11,175

1,625	Greenlight Capital •	40,235

690	Hallmark Financial Services •	4,651

569	Hampton Roads Bankshares •	4,148

4,117	Hancock Holding	135,655

8,753	Hanmi Financial •	9,278

688	Harleysville Group	20,791

1,831	Harris & Harris Group • ▼	9,338

4,297	Hatteras Financial – REIT ▼	115,246

4,278	Healthcare Realty Trust – REIT ▼	83,849

895	Heartland Financial USA ▼	14,365

2,535	Hercules Technology Growth Capital	23,829

1,206	Heritage Commerce •	6,018

905	Heritage Financial ▼	11,792

8,146	Hersha Hospitality Trust – REIT ▼	42,685

1,680	HFF •	25,368

4,319	Highwoods Properties – REIT ▼	148,703

2,305	Hilltop Holdings •	20,169

1,173	Home Bancshares	27,648

106	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

959	Home Federal Bancorp	$10,252

2,089	Home Properties – REIT ▼	136,871

2,655	Horace Mann Educators	38,657

1,177	Hudson Pacific Properties – REIT	17,949

776	Hudson Valley Holding	16,668

1,565	IBERIABANK ▼	79,768

2,147	ICG Group •	23,724

1,036	Imperial Holdings •	10,018

426	Independence Holdings ▼	3,825

1,275	Independent Bank ▼	33,851

718	Infinity Property & Casualty	36,381

4,463	Inland Real Estate – REIT	39,364

3,179	International Bancshares ▼	53,471

765	INTL FCStone • ▼	17,580

4,522	Invesco Mortgage Capital – REIT	88,541

2,586	Investment Technology Group •	31,472

2,679	Investors Bancorp •	37,077

4,452	Investors Real Estate Trust – REIT ▼	36,195

5,352	iStar Financial – REIT • ▼	37,518

893	JMP Group	6,555

248	Kansas City Life Insurance	7,266

2,125	KBW ▼	36,338

771	Kearny Financial	7,224

1,232	Kennedy-Wilson Holdings – REIT ▼	14,833

3,223	Kilroy Realty – REIT ▼	124,343

3,219	Kite Realty Group Trust – REIT ▼	14,614

5,807	Knight Capital Group, Class A • ▼	65,677

1,107	Kohlberg Capital ▼	7,893

6,159	Ladenburg Thalman Financial Services • ▼	8,438

1,501	Lakeland Bancorp ▼	14,935

890	Lakeland Financial	20,070

5,004	LaSalle Hotel Properties – REIT ▼	125,150

6,928	Lexington Corporate Properties Trust – REIT ▼	58,195

1,784	LTC Properties – REIT ▼	48,436

2,926	Maiden Holdings	27,124

1,163	Main Street Capital ▼	20,306

1,125	MainSource Financial Group	10,395

1,661	MarketAxess Holdings	43,402

509	Marlin Business Services •	6,352

3,150	MB Financial ▼	63,599

4,432	MCG Capital	24,686

3,147	Meadowbrook Insurance Group	29,582

806	Medallion Financial	7,480

6,720	Medical Properties Trust – REIT	79,027

654	Medley Capital	6,736

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Financials (continued)

291	Merchants Bancshares	$7,694

509	Meridian Interstate Bancorp •	6,810

801	Metro Bancorp •	9,187

9,482	MF Global Holdings •	69,882

20,373	MFA Financial – REIT	152,594

10,859	MGIC Investment • ▼	43,219

2,001	Mid-America Apartment Communities – REIT ▼	141,651

396	Midsouth Bancorp	5,358

1,056	Mission West Properties – REIT	8,554

2,049	Monmouth Real Estate Investment, Class A – REIT	16,884

3,609	Montpelier Holdings	62,291

2,839	MPG Office Trust – REIT •	9,397

1,371	MVC Capital	17,151

2,252	Nara Bancorp •	18,084

422	National Bankshares ▼	10,900

2,676	National Financial Partners •	30,319

1,569	National Health Investors – REIT	71,374

266	National Interstate	5,961

7,159	National Penn Bancshares	57,558

4,874	National Retail Properties – REIT ▼	122,289

151	National Western Life Insurance, Class A	25,871

650	Navigators Group •	30,641

1,990	NBT Bancorp	43,860

1,493	Nelnet, Class A	30,099

1,789	Netspend Holdings •	14,115

420	New Mountain Finance •	5,128

4,588	Newcastle Investment – REIT •	27,574

1,579	Newstar Financial •	16,801

1,221	NGP Capital Resources	9,609

562	Nicholas Financial •	6,862

987	Northfield Bancorp ▼	13,522

5,638	NorthStar Realty Finance – REIT ▼	21,875

6,139	Northwest Bancshares ▼	75,448

479	OceanFirst Financial	6,443

4,310	Ocwen Financial • ▼	55,556

5,256	Old National Bancorp	53,611

5,880	OMEGA Healthcare Investors – REIT ▼	115,483

720	OmniAmerican Bancorp •	10,541

624	One Liberty Properties – REIT	9,647

1,284	OneBeacon Insurance Group, Class A	16,358

576	Oppenheimer Holdings	14,907

2,576	optionsXpress Holdings	38,898

2,699	Oriental Financial Group	33,522

3,253	Oritani Financial	42,094

384	Orrstown Financial Services	7,261

108	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

238	Pacific Capital Bancorp •	$7,135

1,122	Pacific Continental	11,040

1,806	PacWest Bancorp	35,849

641	Park National ▼	39,511

1,656	Park Sterling •	7,767

1,268	Parkway Properties – REIT	22,355

2,778	Pebblebrook Hotel Trust – REIT ▼	54,921

2,602	PennantPark Investment ▼	27,633

233	Penns Woods Bancorp ▼	8,278

3,282	Pennsylvania Real Estate Investment Trust – REIT	47,917

1,553	Pennymac Mortgage Investment Trust – REIT	24,864

629	Peoples Bancorp	7,504

3,255	PHH • ▼	61,064

7,050	Phoenix Companies •	16,920

1,314	PICO Holdings •	35,885

2,002	Pinnacle Financial Partners • ▼	30,531

915	Piper Jaffray Companies •	26,974

2,157	Platinum Underwriters Holdings	74,093

8,817	PMI Group •	8,817

990	Portfolio Recovery Associates •	80,121

2,920	Post Properties – REIT	123,808

2,423	Potlatch – REIT	80,492

1,519	Presidential Life	17,256

1,967	Primerica	42,527

1,458	Primus Guaranty • ▼	9,200

3,475	PrivateBancorp	40,970

1,689	ProAssurance •	117,639

5,631	Prospect Capital ▼	52,368

2,714	Prosperity Bancshares	112,712

3,471	Provident Financial Services ▼	48,108

2,388	Provident New York Bancorp	18,006

939	PS Business Parks – REIT	53,345

505	Pzena Investment Management	3,000

7,980	Radian Group ▼	25,297

2,249	RAIT Financial Trust – REIT ▼	12,504

2,251	Ramco-Gershenson Properties Trust – REIT ▼	27,620

4,726	Redwood Trust – REIT ▼	67,724

1,449	Renasant ▼	22,170

604	Republic Bancorp, Class A	10,938

4,122	Resource Capital – REIT ▼	23,495

2,434	Retail Opportunity Investments	27,066

1,055	RLI	66,623

1,594	RLJ Lodging Trust •	27,449

1,708	Rockville Financial	17,336

476	Roma Financial	4,651

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Financials (continued)

1,436	S&T Bancorp ▼	$27,313

1,469	Sabra Health Care – REIT ▼	21,168

1,259	Safeguard Scientifics •	22,926

731	Safety Insurance Group	29,679

1,456	Sandy Spring Bancorp	26,019

425	Saul Centers – REIT ▼	16,766

741	SCBT Financial ▼	21,696

1,197	SeaBright Insurance Holdings	10,881

4,193	Seacoast Banking •	6,625

3,182	Selective Insurance Group	52,153

535	Sierra Bancorp	6,163

2,413	Signature Bank • ▼	142,753

1,009	Simmons First National, Class A ▼	24,377

2,110	Solar Capital	48,614

471	Solar Senior Capital	8,421

864	Southside Bancshares	17,128

1,164	Southwest Bancorp •	7,217

1,676	Sovran Self Storage – REIT ▼	67,962

918	Stag Industrial – REIT •	11,282

5,393	Starwood Property Trust – REIT	104,624

866	State Auto Financial ▼	14,358

977	State Bancorp	12,701

1,829	State Bank Financial •	26,831

1,384	StellarOne	17,217

1,617	Sterling Bancorp	15,281

1,553	Sterling Financial •	26,929

987	Stewart Information Services ▼	10,462

3,108	Stifel Financial • ▼	117,980

10,116	Strategic Hotels & Resorts – REIT •	68,789

629	Suffolk Bancorp ▼	7,623

2,176	Sun Bancorp •	6,789

1,228	Sun Communities – REIT ▼	46,996

6,964	Sunstone Hotel Investors – REIT •	62,049

7,649	Susquehanna Bancshares	57,597

2,484	SVB Financial Group • ▼	151,574

1,682	SWS Group ▼	9,167

841	SY Bancorp	19,099

3,909	Symetra Financial	49,097

4,886	Tanger Factory Outlet Centers – REIT ▼	134,121

569	Taylor Capital Group • ▼	4,518

789	Tejon Ranch •	25,319

526	Terreno Realty – REIT	8,758

693	Territorial Bancorp	14,470

2,172	Texas Capital Bancshares •	59,361

534	THL Credit	6,696

110	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

1,867	TICC Capital	$16,766

501	Tompkins Trustco ▼	20,240

606	Tower Bancorp	16,053

2,134	Tower Group ▼	48,783

1,395	Townebank Portsmouth ▼	18,219

1,091	Triangle Capital ▼	18,754

872	TriCo Bancshares ▼	12,923

4,675	TrustCo Bank Corporation of New York ▼	21,599

3,499	Trustmark ▼	76,243

8,118	Two Harbors Investment – REIT	79,556

1,852	UMB Financial	76,858

618	UMH Properties – REIT	6,600

6,634	Umpqua Holdings ▼	75,362

1,058	Union First Market Bankshares	13,172

2,328	United Bankshares ▼	55,546

1,211	United Community Banks • ▼	13,236

932	United Financial Bancorp	14,530

1,323	United Fire & Casualty	22,689

866	Universal Health Realty Income Trust – REIT	35,688

1,084	Universal Insurance Holdings	4,629

1,002	Univest Corporation of Pennsylvania	14,900

1,658	Urstadt Biddle Properties – REIT, Class A	29,413

5,850	U-Store-It Trust – REIT	62,303

2,016	ViewPoint Financial Group	26,248

1,191	Virginia Commerce Bancorp •	7,587

353	Virtus Investment Partners •	27,732

621	Walker & Dunlop •	8,030

1,494	Walter Investment Management – REIT	36,140

908	Washington Banking ▼	11,777

3,816	Washington Real Estate Investment Trust – REIT ▼	122,188

789	Washington Trust Bancorp	17,973

4,168	Webster Financial	85,111

1,463	WesBanco	30,065

945	West Bancorporation	9,422

1,112	West Coast Bancorp • ▼	18,103

1,687	Westamerica Bancorporation ▼	79,171

3,885	Western Alliance Bancorp •	27,312

1,623	Westfield Financial	13,146

361	Westwood Holdings	13,602

434	Whitestone – REIT	5,468

3,287	Wilshire Bancorp • ▼	10,847

1,351	Winthrop Realty Trust – REIT	14,942

2,001	Wintrust Financial ▼	68,394

916	World Acceptance • ▼	58,368

290	WSFS Financial	11,516
	Total Financials	14,741,431

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Health Care – 11.8%

1,335	Abaxis •	$31,666

1,832	ABIOMED • ▼	30,246

3,074	Accelrys •	22,348

2,316	Accretive Health • ▼	69,573

3,957	Accuray •	27,303

2,740	Achillion Pharmaceuticals • ▼	20,303

2,319	Acorda Therapeutics •	65,860

622	Acura Pharmaceuticals •	1,891

447	Aegerion Pharmaceuticals •	7,022

2,048	Affymax •	13,537

4,311	Affymetrix •	24,357

647	Air Methods • ▼	45,355

3,256	Akorn •	22,564

1,421	Albany Molecular Research •	6,792

3,549	Align Technology •	78,042

650	Alimera Sciences •	5,564

5,518	Alkermes •	95,130

1,601	Alliance Imaging •	5,780

4,665	Allos Therapeutics •	8,677

486	Almost Family •	12,281

2,197	Alnylam Pharmaceuticals • ▼	20,608

3,121	Alphatec Holdings •	9,113

1,268	AMAG Pharmaceuticals • ▼	18,779

1,667	Amedisys • ▼	43,109

789	American Dental Partners •	9,168

913	Amicus Therapeutics •	6,336

2,291	AMN Healthcare Services •	18,465

1,147	Ampio Pharmaceuticals • ▼	7,249

1,809	Amsurg, Class A •	46,003

1,021	Amyris • ▼	23,636

709	Anacor Pharmaceuticals •	4,261

727	Analogic	39,105

1,490	AngioDynamics •	20,607

5,075	Antares Pharma •	11,774

989	Anthera Pharmaceuticals •	7,882

971	Ardea Biosciences •	22,721

8,443	Arena Pharmaceuticals • ▼	13,593

7,639	Ariad Pharmaceuticals • ▼	90,828

2,895	ArQule •	16,212

3,152	Array BioPharma •	6,682

1,599	ArthroCare •	52,847

1,168	Assisted Living Concepts, Class A ▼	18,303

1,964	Athenahealth • ▼	115,464

813	AtriCure •	9,894

81	Atrion	16,127

112	Nuveen Investments

Shares	Description ▲	Value

	Health Care (continued)

2,769	Auxilium Pharmaceuticals • ▼	$51,891

7,181	AVANIR Pharmaceuticals • ▼	26,929

1,809	Aveo Pharmaceuticals • ▼	34,570

7,965	AVI BioPharma • ▼	11,709

1,292	Bacterin International Holdings • ▼	3,075

445	BG Medicine • ▼	3,351

1,713	BioCryst Pharmaceuticals • ▼	5,824

1,645	Biolase Technology • ▼	5,659

1,111	Biomimetic Therapeutics •	4,288

1,446	Bio-Reference Laboratories • ▼	28,833

5,473	BioSante Pharmaceuticals • ▼	16,145

2,551	BioScrip •	18,316

287	Biospecifics Technologies •	6,288

1,496	BioTime • ▼	7,300

2,200	Cadence Pharmaceuticals • ▼	19,030

2,662	Caliper Life Sciences • ▼	21,695

1,692	Cambrex •	7,462

726	Cantel Medical ▼	18,099

1,593	Capital Senior Living •	14,002

1,428	Cardionet •	7,197

768	Cardiovascular Systems • ▼	11,482

9,696	Cell Therapeutics • ▼	13,090

2,595	Celldex Therapeutics •	9,316

2,892	Centene • ▼	94,887

3,533	Cepheid •	133,406

2,789	Cerus • ▼	7,726

3,100	Chelsea Therapeutics International • ▼	15,562

1,231	Chemed	74,857

812	Chindex International •	9,281

1,363	Cleveland Biolabs • ▼	4,103

1,420	Codexis •	12,780

4,245	Columbia Labs • ▼	12,141

575	Complete Genomics • ▼	7,124

538	Computer Programs & Systems	39,489

1,861	Conceptus • ▼	21,197

1,637	CONMED •	42,562

1,786	Continucare • ▼	11,288

2,377	Corcept Therapeutics •	8,510

466	Cornerstone Therapeutics •	3,523

358	Corvel •	16,522

1,784	Cross Country Healthcare •	12,327

1,618	CryoLife •	9,336

3,468	Cubist Pharmaceuticals • ▼	117,808

4,487	Curis • ▼	15,660

1,667	Cyberonics •	45,242

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Health Care (continued)

518	Cynosure •	$6,739

2,803	Cytori Therapeutics • ▼	12,137

2,589	Delcath Systems • ▼	11,521

3,100	DepoMed •	23,436

3,882	DexCom •	55,047

5,012	Durect •	10,325

1,413	DUSA Pharmaceuticals •	7,192

5,745	Dyax •	9,422

6,775	Dynavax Technologies • ▼	18,970

556	Dynavox •	3,664

1,410	Emergent Biosolutions • ▼	29,116

1,768	Emeritus •	34,741

843	Endocyte •	11,237

2,945	Endologix • ▼	26,741

944	Ensign Group	26,810

2,214	Enzo Biochem •	8,502

2,396	Enzon Pharmaceuticals • ▼	23,289

2,839	eResearchTechnology •	18,084

3,022	Exact Sciences • ▼	25,808

442	Exactech •	7,554

1,566	Examworks Group • ▼	34,264

7,445	Exelixis •	57,326

1,874	Five Star Quality Care •	9,276

374	Fluidigm •	6,343

521	Furiex Pharmaceuticals •	9,878

984	Genomic Health • ▼	26,420

1,681	Gentiva Health Services •	30,241

6,956	Geron • ▼	26,781

1,414	Greatbatch • ▼	35,237

1,045	GTx •	4,379

1,490	Haemonetics •	97,595

4,626	Halozyme Therapeutics • ▼	32,104

1,938	Hanger Orthopedic Group •	40,717

2,712	Hansen Medical • ▼	12,421

1,333	Harvard Bioscience •	6,745

5,504	HealthSouth • ▼	134,298

3,922	Healthspring • ▼	160,959

889	HealthStream •	12,037

2,044	Healthways •	30,517

696	Heartware International • ▼	46,242

589	Hi-Tech Pharmaceutical • ▼	16,663

1,577	HMS Holdings •	119,221

693	ICU Medical •	29,439

3,172	Idenix Pharmaceuticals •	21,189

3,498	Immucor •	92,697

114	Nuveen Investments

Shares	Description ▲	Value

	Health Care (continued)

4,418	ImmunoGen • ▼	$59,776

3,946	Immunomedics • ▼	16,100

3,700	Impax Laboratories • ▼	78,366

5,118	Incyte • ▼	89,258

4,270	Indevus Pharmaceuticals, escrow shares • ▪	—

1,093	Infinity Pharmaceuticals •	9,837

3,679	Inhibitex • ▼	15,231

1,437	Insmed • ▼	16,511

2,660	Insulet • ▼	52,296

1,149	Integra LifeSciences • ▼	51,785

2,839	InterMune • ▼	94,766

1,659	Invacare	49,737

953	IPC The Hospitalist •	43,104

1,070	IRIS International •	11,064

2,920	Ironwood Pharmaceuticals •	43,654

5,679	Isis Pharmaceuticals • ▼	49,067

1,501	ISTA Pharmaceuticals •	7,460

1,278	Jazz Pharmaceuticals •	51,721

597	Kensey Nash •	15,641

3,998	Keryx Biopharmaceuticals • ▼	17,631

3,008	Kindred Healthcare •	56,671

2,979	K-V Pharmaceutical, Class A • ▼	5,928

548	Landauer	30,935

939	Lannett •	4,460

9,868	Lexicon Pharmaceuticals •	16,578

925	LHC Group •	21,071

1,151	Ligand Pharmaceuticals •	15,677

2,225	Luminex •	45,279

1,857	Magellan Health Services •	96,750

1,852	Mako Surgical • ▼	53,356

4,470	MannKind •	14,840

1,264	Map Pharmaceuticals •	19,415

3,094	Masimo ▼	85,951

1,542	Maxygen	8,373

2,758	MedAssets •	34,944

1,218	MedCath •	15,980

948	Medical Action Industries •	7,224

3,217	Medicines •	48,191

3,572	Medicis Pharmaceutical, Class A	132,807

1,218	Medidata Solutions •	24,884

1,813	Medivation •	38,472

1,830	MedQuist Holdings •	24,504

438	MEDTOX Scientific	6,837

3,064	Merge Healthcare • ▼	15,565

2,470	Meridian Bioscience ▼	53,352

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Health Care (continued)

2,128	Merit Medical Systems •	$33,346

1,948	Metabolix • ▼	13,305

2,463	Metropolitan Health Networks • ▼	13,941

5,364	Micromet • ▼	30,360

1,624	Molina Healthcare •	36,784

2,670	Momenta Pharmaceuticals • ▼	47,152

657	MWI Veterinary Supply •	58,512

2,656	NABI Biopharmaceuticals •	5,232

471	National Healthcare	22,405

97	National Research	3,534

1,707	Natus Medical •	19,682

6,601	Nektar Therapeutics • ▼	42,510

1,341	Neogen •	55,464

5,140	Neoprobe • ▼	14,752

2,215	Neostem • ▼	1,883

2,909	Neurocrine Biosciences •	22,487

5,021	Novavax • ▼	9,389

4,976	NPS Pharmaceuticals •	48,068

2,324	NuVasive • ▼	66,513

2,583	NxStage Medical • ▼	47,527

1,098	Nymox Pharmaceutical • ▼	8,773

1,073	Obagi Medical Products •	11,127

1,846	Omnicell •	31,585

562	OncoGenex Pharmaceuticals •	8,127

2,408	Oncothyreon • ▼	19,288

3,666	Onyx Pharmaceuticals • ▼	120,905

6,301	Opko Health • ▼	27,409

2,683	Optimer Pharmaceuticals • ▼	28,386

2,623	OraSure Technologies •	24,132

1,802	Orexigen Therapeutics • ▼	2,973

1,043	Orthofix International •	44,046

1,022	Osiris Therapeutics • ▼	7,307

3,688	Owens & Minor	112,484

1,963	Pacific Biosciences • ▼	21,613

283	Pacira Pharmaceuticals •	2,836

2,014	Pain Therapeutics	9,707

1,061	Palomar Medical Technologies •	10,525

2,026	Par Pharmaceutical Companies •	65,622

3,406	PAREXEL •	69,925

7,963	PDL BioPharma ▼	49,291

3,993	Peregrine Pharmaceuticals • ▼	6,908

190	Pernix Therapeutics Holdings •	1,651

2,551	Pharmacyclics • ▼	31,913

2,064	Pharmathene • ▼	5,470

1,700	Pharmerica •	21,709

116	Nuveen Investments

Shares	Description ▲	Value

	Health Care (continued)

1,514	POZEN •	$6,737

1,548	Progenics Pharmaceutical •	8,452

3,210	PSS World Medical • ▼	76,815

1,119	Quality Systems ▼	102,232

3,072	Questcor Pharmaceuticals • ▼	95,386

1,648	Quidel • ▼	24,654

1,765	Radnet •	6,619

1,883	Raptor Pharmaceutical • ▼	10,620

3,969	Rigel Pharmaceuticals •	34,491

928	Rockwell Medical Technologies • ▼	9,939

3,126	RTI Biologics •	10,285

384	Sagent Pharmaceuticals •	10,702

3,383	Salix Pharmaceuticals • ▼	131,193

3,078	Sangamo BioSciences • ▼	16,683

3,161	Santarus •	10,305

4,179	Savient Pharmaceuticals • ▼	29,253

2,178	Sciclone Pharmaceuticals •	13,983

5,517	Seattle Genetics • ▼	93,954

2,588	Select Medical Holdings •	20,316

2,291	Senomyx • ▼	11,959

5,733	Sequenom • ▼	40,475

2,128	SIGA Technologies • ▼	16,194

1,215	Skilled Healthcare Group, Class A •	10,692

3,524	Solta Medical •	8,599

813	SonoSite •	26,553

1,929	Spectranetics •	13,368

3,059	Spectrum Pharmaceuticals • ▼	32,425

2,069	Staar Surgical •	9,414

2,553	Stereotaxis • ▼	8,297

3,426	STERIS	119,876

656	Sucampo Pharmaceuticals •	2,637

1,379	Sun Healthcare Group •	9,653

1,647	Sunesis Pharmaceuticals •	3,294

3,314	Sunrise Senior Living • ▼	29,229

3,603	SuperGen •	11,025

939	SurModics • ▼	10,329

2,183	Symmetry Medical •	21,022

1,287	Synergetics USA •	6,770

676	Synovis Life Technologies •	11,269

1,495	Synta Pharmaceuticals •	6,982

1,611	Targacept •	32,929

1,542	Team Health Holdings •	33,939

748	The Provident Service •	8,864

3,991	Theravance • ▼	85,328

609	Tornier NV •	15,852

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Health Care (continued)

542	Transcend Services •	$15,750

318	Transcept Pharmaceuticals •	1,291

1,144	Triple-S Management •	24,676

368	Trius Therapeutics •	3,216

644	U.S. Physical Therapy	15,507

3,288	Unilife • ▼	14,730

1,898	Universal American Spin ▼	18,050

1,195	Uroplasty • ▼	8,138

1,626	Vanda Pharmaceuticals •	11,675

987	Vascular Solutions •	12,890

4,217	Vical • ▼	20,284

4,395	ViroPharma •	79,462

4,850	Vivus • ▼	39,818

2,946	Volcano • ▼	92,534

2,463	WellCare Health Plans •	108,003

1,937	West Pharmaceutical Services ▼	84,976

2,320	Wright Medical Group •	36,285

2,047	XenoPort • ▼	14,513

332	Young Innovations	9,621

4,304	Zalicus • ▼	9,899

3,514	Ziopharm Oncology • ▼	19,116

646	Zogenix •	3,282

1,285	Zoll Medical • ▼	89,513
	Total Health Care	8,787,692
	Industrials – 14.7%

2,425	3D Systems • ▼	51,919

2,007	A.O. Smith	83,230

554	A.T. Cross •	8,183

5,158	A123 Systems • ▼	26,461

1,087	AAON	24,653

2,360	AAR	69,242

3,055	ABM Industries	68,738

2,458	Acacia Research • ▼	105,497

3,327	ACCO Brands • ▼	28,512

2,341	Accuride •	26,804

1,511	Aceto	9,217

4,630	Active Power • ▼	7,825

3,970	Actuant, Class A ▼	98,099

2,507	Acuity Brands ▼	122,066

918	Advisory Board •	49,150

1,149	Aeroflex Holding • ▼	16,431

982	AeroVironment • ▼	28,311

3,389	Air Transport Services Group •	16,877

3,359	Aircastle ▼	38,461

388	Alamo Group	9,277

118	Nuveen Investments

Shares	Description ▲	Value

	Industrials (continued)

2,074	Alaska Air Group •	$126,763

1,727	Albany International, Class A ▼	45,886

856	Allegiant Travel • ▼	36,834

1,627	Altra Holdings •	36,184

503	Amerco •	45,340

1,023	Ameresco, Class A •	13,770

564	American Railcar Industries •	13,192

2,118	American Reprographics •	14,466

526	American Science & Engineering	42,674

2,584	American Superconductor • ▼	18,915

537	American Woodmark	8,925

529	Ameron International	45,013

485	Ampco-Pittsburgh	12,634

1,550	APAC Customer Services •	13,035

1,682	Apogee Enterprises	19,259

2,452	Applied Industrial Technology	78,268

451	Argan •	4,677

1,471	Arkansas Best	35,392

1,145	Astec Industries •	42,960

564	Astronics •	17,986

1,532	Atlas Air Worldwide Holdings •	80,261

6,207	Avis Budget Group • ▼	93,788

741	AZZ ▼	37,072

904	Badger Meter ▼	32,987

969	Baltic Trading Limited	5,320

3,152	Barnes Group	76,751

467	Barrett Business Services	6,968

2,661	Beacon Roofing Supply • ▼	56,892

2,744	Belden	101,116

2,838	Blount International •	47,196

2,748	Brady, Class A	81,341

2,919	Briggs & Stratton	50,032

2,700	Brinks ▼	80,568

6,200	Broadwind Energy • ▼	8,184

2,566	Builders FirstSource •	5,902

701	CAI International •	12,303

14,271	Capstone Turbine • ▼	20,693

547	Cascade	27,345

1,480	Casella Waste Systems •	9,309

2,280	CBIZ • ▼	17,009

722	CDI	9,357

1,347	Celadon Group •	18,427

3,266	Cenveo •	18,910

1,441	Ceradyne •	46,703

1,732	Chart Industries • ▼	91,900

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Industrials (continued)

371	Chase	$5,201

998	CIRCOR International	43,164

2,918	CLARCOR	128,567

2,578	Clean Harbors • ▼	135,989

485	Coleman Cable •	6,392

1,440	Colfax •	38,981

1,161	Columbus McKinnon •	19,098

2,193	Comfort Systems USA	22,895

1,666	Commercial Vehicle Group •	17,660

66	CompX International	898

521	Consolidated Graphics •	26,878

1,998	Corporate Executive Board	81,219

1,463	CoStar Group • ▼	85,966

621	Courier	5,968

484	Covenant Transport, Class A •	2,841

627	CRA International •	16,854

915	Cubic	44,414

2,715	Curtiss-Wright	86,771

2,975	Deluxe	70,031

2,040	DigitalGlobe •	53,285

1,674	Dollar Thrifty Automotive •	120,595

1,079	Douglas Dynamics	16,390

619	Ducommun	13,618

502	DXP Enterprises •	13,649

2,037	Dycom Industries •	34,710

783	Dynamic Materials	16,600

3,779	Eagle Bulk Shipping ▼	8,918

3,869	EMCOR Group •	108,022

1,130	Encore Wire ▼	24,871

4,230	Ener1 • ▼	3,638

2,436	Energy Recovery • ▼	7,479

4,619	EnergySolutions	23,372

1,346	EnerNOC • ▼	22,532

2,865	EnerSys •	91,623

1,536	Ennis ▼	26,941

1,197	EnPro Industries •	55,349

1,539	ESCO Technologies	53,373

991	Essex Rent •	5,470

1,763	Esterline Technologies •	134,640

2,646	Excel Maritime Carriers • ▼	6,827

760	Exponent • ▼	31,776

3,694	Federal Signal	21,351

2,777	Flow International •	9,470

4,329	Force Protection •	19,784

1,752	Forward Air	54,592

120	Nuveen Investments

Shares	Description ▲	Value

	Industrials (continued)

777	Franklin Covey •	$8,702

1,406	Franklin Electric	61,372

728	FreightCar America •	17,967

2,434	FTI Consulting • ▼	88,330

7,189	FuelCell Energy •	9,561

1,106	Fuel-Tech •	7,034

2,118	Furmanite •	16,605

1,085	G&K Services, Class A	36,966

1,711	Genco Shipping & Trading • ▼	10,711

3,471	GenCorp • ▼	19,646

1,443	Generac Holdings •	26,768

2,265	Genesee & Wyoming, Class A • ▼	124,666

3,592	Geo Group •	74,714

1,310	GeoEye •	52,348

1,796	Gibraltar Industries •	18,463

911	Global Power Equipment Group • ▼	23,659

906	Gorman-Rupp ▼	29,517

962	GP Strategies •	12,458

584	Graham	11,493

2,089	Granite Construction ▼	48,841

3,476	Great Lakes Dredge & Dock	20,682

1,123	Greenbrier Companies •	22,595

2,630	Griffon •	24,853

7,286	GT Solar International • ▼	99,381

1,665	H & E Equipment Services •	19,980

3,147	Hawaiian Holdings •	14,791

3,775	Healthcare Services Group	59,230

3,006	Heartland Express ▼	46,052

2,413	HEICO ▼	126,103

1,035	Heidrick & Struggles International	27,531

275	Heritage Crystal Clean •	5,511

3,263	Herman Miller ▼	75,082

5,667	Hexcel •	135,668

1,771	Higher One Holdings • ▼	35,154

1,516	Hill International •	8,141

2,683	HNI ▼	56,102

1,077	Houston Wire & Cable	17,135

2,130	Hub Group •	75,572

1,908	Hudson Highland Group •	11,429

372	Hurco • ▼	10,944

1,285	Huron Consulting Group •	41,595

1,016	ICF International •	23,734

3,034	II-VI • ▼	75,941

1,501	InnerWorkings • ▼	11,002

2,275	Insituform Technologies, Class A •	45,614

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Industrials (continued)

1,305	Insperity	$38,132

1,068	Insteel Industries	12,239

3,099	Interface, Class A	49,646

1,931	Interline Brands •	32,306

327	International Shipholding	6,733

532	Intersections	10,331

14,261	JetBlue Airways • ▼	68,310

1,680	John Bean Technologies	29,669

780	Kadant •	20,522

1,563	Kaman	55,674

1,886	Kaydon	67,236

1,526	Kelly Services, Class A •	23,882

1,067	KEYW Holding • ▼	11,908

1,950	Kforce • ▼	26,871

1,856	Kimball International	11,136

3,302	Knight Transportation	51,973

2,837	Knoll ▼	51,775

2,699	Korn Ferry International •	58,136

1,962	Kratos Defense & Security Solutions • ▼	21,331

212	Lawson Products	3,958

1,186	Layne Christensen •	34,762

551	LB Foster	19,147

751	Lindsay Manufacturing ▼	47,538

508	LMI Aerospace •	11,679

1,050	LSI Industries	8,736

1,012	Lydall •	12,225

711	M & F Worldwide •	17,818

1,002	Marten Transport	20,611

3,277	MasTec • ▼	68,424

1,446	McGrath Rentcorp	37,639

5,606	Meritor • ▼	75,681

816	Met Pro	8,601

2,322	Metalico •	12,725

479	Michael Baker •	9,992

6,030	Microvision • ▼	6,573

1,084	Middleby •	91,576

785	Miller Industries	12,858

1,602	Mine Safety Appliances	54,660

856	Mistras Group •	14,603

2,162	Mobile Mini • ▼	45,640

2,628	Moog, Class A •	107,617

2,157	Mueller Industries	80,952

9,379	Mueller Water Products, Class A	30,669

606	Multi Color	16,320

1,165	Myr Group •	28,298

122	Nuveen Investments

Shares	Description ▲	Value

	Industrials (continued)

345	NACCO Industries, Class A	$31,354

3,043	Navigant Consulting •	35,816

1,087	NCI Building Systems •	12,272

972	NN •	11,450

563	Northwest Pipe •	16,918

3,892	Odyssey Marine Exploration •	11,481

2,743	Old Dominion Freight Line • ▼	101,628

170	Omega Flex • ▼	2,205

2,139	On Assignment •	21,818

3,403	Orbital Sciences • ▼	58,940

1,618	Orion Marine Group •	14,060

2,162	Otter Tail	44,926

1,963	Pacer International •	10,482

482	Park-Ohio Holdings •	9,163

355	Patriot Transportation Holdings •	8,225

918	Pike Electric •	8,069

1,015	PMFG • ▼	19,052

474	Powell Industries •	18,268

1,047	Powersecure International • ▼	7,172

147	Preformed Line Products	9,167

1,545	Primoris Services	18,849

1,460	Quad/Graphics • ▼	49,144

866	Quality Distribution • ▼	9,959

2,174	Quanex Building Products	34,067

1,371	RailAmerica • ▼	20,400

5,682	Rambus • ▼	78,866

1,046	Raven Industries	55,260

1,269	RBC Bearings •	48,184

2,101	Republic Airways Holdings • ▼	9,097

2,737	Resources Connection	35,636

629	Roadrunner Transportation Systems •	9,705

2,328	Robbins & Myers	112,303

3,677	Rollins	70,194

552	RPX • ▼	14,766

3,921	RSC Holdings •	46,817

1,874	Rush Enterprises • ▼	37,461

942	Saia •	14,196

5,249	Satcon Technology • ▼	9,868

669	Sauer-Danfoss •	31,778

658	Schawk	10,390

931	School Specialty • ▼	11,191

17	Seaboard	44,455

639	SeaCube Container Leasing	9,272

3,096	SFN Group •	43,096

2,324	Simpson Manufacturing	65,769

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Industrials (continued)

3,060	SkyWest	$39,352

901	Spirit Airlines • ▼	11,803

921	Standard Parking •	15,325

726	Standex International	23,370

4,602	Steelcase, Class A	45,698

955	Sterling Construction •	12,224

1,134	Sun Hydraulics	32,330

4,584	Swift Transportation • ▼	51,983

4,897	Swisher Hygiene • ▼	22,134

2,279	Sykes Enterprises •	43,985

1,157	TAL International Group	35,798

3,668	TASER International • ▼	15,075

1,148	Team •	30,709

1,126	Tecumseh Products, Class A •	11,508

2,126	Teledyne Technologies •	115,293

1,136	Tennant	48,632

3,617	Tetra Tech • ▼	79,574

659	Textainer Group Holdings	17,101

579	Thermon Group Holdings •	8,106

2,434	Titan International ▼	61,507

892	Titan Machinery •	23,558

745	TMS International •	9,223

1,025	TRC •	5,719

1,381	Tredegar	26,322

940	Trex •	19,815

1,479	Trimas •	35,452

2,108	Triumph Group ▼	113,495

2,577	TrueBlue •	38,681

1,805	Tutor Perini	28,483

485	Twin Disc	18,430

1,411	Ultrapetrol Bahamas • ▼	6,561

816	Unifi •	10,469

3,666	United Rentals • ▼	84,355

2,662	United Stationers ▼	85,424

635	Unitek Global Services •	4,934

1,169	Universal Forest Products ▼	34,450

334	Universal Truckload Services •	5,311

9,375	US Airways Group • ▼	58,500

1,107	US Ecology	18,697

4,132	USG • ▼	47,022

3,902	Valence Technology • ▼	4,721

1,179	Viad	24,441

1,136	Vicor •	15,984

217	VSE	4,568

3,963	Wabash National •	29,762

124	Nuveen Investments

Shares	Description ▲	Value

	Industrials (continued)

1,622	Watsco	$95,990

1,741	Watts Water Technologies, Class A ▼	58,376

974	WCA Waste •	5,542

2,483	Werner Enterprises ▼	58,475

3,559	Woodward Governor	122,785

637	Xerium Technologies •	10,409

592	Zipcar • ▼	13,782
	Total Industrials	10,917,309
	Information Technology – 15.7%

1,934	ACI Worldwide •	69,933

711	Active Network • ▼	12,905

2,079	Actuate •	12,620

4,696	Acxiom •	64,523

3,572	ADTRAN	118,197

2,475	Advanced Analogic Technologies • ▼	14,974

2,520	Advanced Energy Industries •	26,737

1,926	Advent Software •	44,741

1,036	Agilysys • ▼	9,915

850	Alpha & Omega Semiconductor •	9,554

1,221	American Software, Class A	10,452

6,226	Amkor Technology •	33,185

555	Amtech Systems •	9,962

3,903	ANADIGICS •	12,255

885	Anaren •	17,709

1,833	Ancestry.com • ▼	65,273

1,666	Anixter International	103,992

3,666	Applied Micro Circuits •	23,132

696	Archipelago Learning • ▼	6,709

7,162	Arris Group •	85,944

4,939	Aruba Networks • ▼	113,350

4,896	Aspen Technology •	75,888

1,880	ATMI •	35,062

3,598	Aviat Networks •	13,924

1,714	Avid Technology • ▼	22,436

6,181	Axcelis Technologies •	10,260

1,839	AXT • ▼	16,054

690	Bel Fuse	13,124

3,514	Benchmark Electronics •	51,480

2,535	Bigband Networks •	4,943

1,039	Black Box	29,601

2,601	Blackbaud	66,065

1,931	Blackboard • ▼	84,114

2,470	Blue Coat Systems •	49,771

1,970	Bottomline Technologies •	45,881

4,180	Brightpoint •	37,996

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Information Technology (continued)

1,305	BroadSoft • ▼	$38,119

3,922	Brooks Automation •	37,298

1,365	Cabot Microelectronics • ▼	52,812

1,743	CACI International, Class A • ▼	102,976

2,178	Calix •	39,945

1,736	Callidus Software •	8,923

487	Cass Information Systems	18,282

2,803	Cavium •	96,675

1,334	Ceva •	40,313

2,307	Checkpoint Systems •	36,220

3,701	CIBER •	18,579

3,833	Cirrus Logic • ▼	58,185

2,364	Cognex ▼	80,258

1,374	Coherent • ▼	65,993

1,342	Cohu	16,802

385	Communications Systems	6,884

2,549	CommVault Systems •	98,697

912	Computer Task Group •	11,756

1,845	comScore • ▼	40,239

1,545	Comtech Telecommunications	41,638

2,584	Concur Technologies • ▼	117,417

1,693	Constant Contact • ▼	32,048

6,087	Convergys •	75,722

701	Convio •	7,122

660	Cornerstone OnDemand • ▼	10,824

2,085	Cray •	12,593

2,020	CSG Systems International •	35,875

2,059	CTS	20,240

1,765	Cymer •	77,713

1,908	Daktronics	18,946

874	DDi	7,193

2,386	DealerTrack Holdings •	55,331

1,117	Deltek •	7,998

460	Demand Media • ▼	4,664

1,870	DemandTec •	13,389

1,486	DG Fastchannel • ▼	41,994

894	Dialogic •	3,317

2,803	Dice Holdings •	38,653

1,500	Digi International •	21,435

400	Digimarc •	15,884

2,294	Digital River •	58,497

2,043	Diodes •	48,113

3,269	Dot Hill Systems •	7,388

1,288	DSP Group •	9,776

1,007	DTS •	34,963

126	Nuveen Investments

Shares	Description ▲	Value

	Information Technology (continued)

517	Dynamics Research •	$6,251

6,366	EarthLink	51,183

1,779	Ebix • ▼	35,029

1,979	Echelon • ▼	16,406

631	Echo Global Logistics • ▼	9,440

1,187	Electro Rent ▼	19,182

1,306	Electro Scientific Industries •	25,088

2,687	Electronics For Imaging •	46,243

488	Ellie Mae •	2,806

1,004	Emagin •	4,468

5,111	Emcore • ▼	13,391

887	EMS Technologies •	29,165

4,813	Emulex • ▼	40,670

7,932	Entegris •	67,977

4,958	Entropic Communications • ▼	33,119

1,108	Envestnet •	15,711

1,817	EPIQ Systems ▼	23,476

224	ePlus •	5,943

315	Epocrates •	5,179

2,966	Euronet Worldwide • ▼	50,897

2,107	Exar •	13,927

911	Exlservice Holdings •	21,263

5,329	Extreme Networks • ▼	18,065

1,180	Fabrinet • ▼	18,172

2,306	Fair Isaac	68,604

1,776	FalconStor Software •	7,637

970	FARO Technologies •	39,537

2,240	FEI •	74,010

5,187	Finisar • ▼	88,386

3,005	FormFactor •	27,616

851	Forrester Research	26,892

2,282	FSI International •	6,458

1,493	Gerber Scientific •	16,453

3,733	Global Cash Access Holdings •	10,490

1,297	Globecomm Systems •	18,106

2,426	Glu Mobile • ▼	12,179

1,496	GSI Group •	16,800

1,167	GSI Technology •	7,492

790	Guidance Software •	5,941

2,232	Hackett Group •	9,754

6,642	Harmonic •	36,066

2,231	Heartland Payment Systems	46,940

1,786	Hittite Microwave •	99,998

3,185	Hypercom •	25,830

2,239	Identive Group •	4,747

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Information Technology (continued)

1,791	iGATE ▼	$26,847

1,669	Imation —	13,886

1,723	Immersion —	15,765

6,050	Infinera — ▼	38,902

1,925	Infospace —	18,345

1,188	Inphi — ▼	15,076

2,703	Insight Enterprises —	45,491

8,574	Integrated Device Technology —	58,646

1,537	Integrated Silicon Solutions —	13,664

825	Interactive Intelligence Group —	31,358

2,637	Interdigital ▼	179,975

2,899	Intermec —	31,251

3,097	Internap Network Services —	19,263

1,269	Intevac —	11,548

1,850	Intralinks Holdings —	28,268

2,235	Ixia —	22,350

1,367	IXYS —	18,646

2,662	J2 Global Communications — ▼	71,182

4,995	Jack Henry & Associates ▼	144,605

2,473	JDA Software —	69,145

2,554	Kemet —	31,159

1,529	Kenexa —	39,097

750	Keynote Systems	17,963

2,048	Kit Digital — ▼	23,859

4,011	Kopin —	17,247

4,167	Kulicke & Soffa —	38,336

852	KVH Industries —	8,154

6,542	Lattice Semiconductor —	40,560

948	LeCroy —	9,641

3,307	Limelight Networks —	13,625

3,500	Lionbridge Technologies —	11,375

1,088	Liquidity Services — ▼	26,308

1,324	Littelfuse ▼	67,643

3,048	Liveperson —	37,521

1,179	LogMeIn —	41,913

960	LoopNet —	17,587

632	Loral Space & Communications —	41,257

2,904	LTX-Credence —	20,880

3,895	Magma Design Automation —	28,979

1,257	Manhattan Associates —	46,886

1,335	ManTech International ▼	54,468

1,237	Marchex	10,725

2,008	MAXIMUS	77,569

926	MaxLinear, Class A —	6,158

1,567	Maxwell Technologies — ▼	26,435

128	Nuveen Investments

Shares	Description ▲	Value

	Information Technology (continued)

859	Measurement Specialties —	$28,055

5,572	Mentor Graphics —	63,688

1,746	Mercury Computer Systems — ▼	29,315

623	Meru Networks — ▼	5,352

2,137	Methode Electronics, Class A	22,609

2,775	Micrel	28,166

4,954	Microsemi —	98,337

462	MicroStrategy —	73,629

1,896	Mindspeed Technologies — ▼	12,912

2,956	MIPS Technologies, Class A —	21,224

3,006	MKS Instruments	75,000

2,534	ModusLink Global Solutions	10,617

4,841	MoneyGram International —	16,266

1,734	Monolithic Power Systems —	23,392

2,070	Monotype Imaging Holdings —	28,359

1,611	MoSys —	8,587

2,143	Motricity — ▼	12,729

9,185	Move —	18,829

902	MTS Systems	35,548

600	Multi-Fineline Electronix —	12,186

1,165	Nanometrics — ▼	19,677

397	NCI —	8,528

508	NeoPhotonics —	3,749

1,945	Ness Technologies —	14,918

2,056	NETGEAR —	67,663

3,953	Netlogic Microsystems —	136,576

2,162	NetScout Systems — ▼	32,971

1,575	NetSuite — ▼	61,756

2,109	Newport —	32,774

3,702	NIC	47,275

1,844	Novatel Wireless —	9,460

552	Numerex —	4,008

272	NVE —	14,979

2,931	Oclaro — ▼	13,776

2,974	OCZ Technology Group — ▼	22,335

3,355	OmniVision Technologies — ▼	98,100

1,363	Opentable — ▼	96,582

5,081	Openwave Systems —	11,432

1,196	Oplink Communications —	20,188

834	OPNET Technologies	28,615

2,572	Opnext —	4,861

2,005	Orbcomm —	5,955

966	OSI Systems —	39,886

6,889	Parametric Technology —	143,222

1,183	Park Electrochemical	30,947

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Information Technology (continued)

476	PC Connection —	$3,722

1,341	PDF Solutions —	8,046

915	Pegasystems ▼	36,929

1,379	Perficient —	13,804

1,543	Pericom Semiconductor —	12,622

3,196	Photronics —	23,906

2,783	Plantronics ▼	95,318

2,176	Plexus —	64,214

2,237	PLX Technology —	7,628

1,668	Power Integrations ▼	59,197

3,939	Power One — ▼	28,400

9,959	Powerwave Technologies —	21,611

1,130	PRGX Global —	7,368

659	Procera Networks —	7,321

3,622	Progress Software —	87,290

1,245	PROS Holdings —	20,318

2,499	Pulse Electronics	10,446

348	QAD	3,758

4,073	Qlik Technologies —	123,453

13,294	Quantum — ▼	34,963

396	Quepasa — ▼	3,346

3,558	Quest Software — ▼	67,531

1,594	QuinStreet —	19,909

2,327	Radiant Systems —	65,598

1,123	RadiSys —	8,917

2,250	RealD — ▼	34,830

4,882	RealNetworks —	16,501

1,754	Realpage —	42,184

781	Renaissance Learning	10,036

548	Responsys —	7,984

16,210	RF Micro Devices — ▼	109,418

858	Richardson Electronics	12,724

1,427	RightNow Technologies —	48,432

525	Rimage	7,781

1,647	Rofin-Sinar Technologies —	51,683

924	Rogers —	44,796

622	Rosetta Stone — ▼	8,584

1,015	Rubicon Technology — ▼	14,941

1,792	Rudolph Technologies —	15,393

3,222	S1 —	30,287

1,500	Saba Software —	11,640

4,719	Sanmina-SCI —	53,797

6,116	Sapient —	85,135

1,562	ScanSource —	57,716

713	SciQuest —	12,142

130	Nuveen Investments

Shares	Description ▲	Value

	Information Technology (continued)

1,530	SeaChange International —	$14,627

3,617	Semtech —	84,276

578	ServiceSource International — ▼	10,785

2,696	ShoreTel —	22,970

1,861	Sigma Designs —	15,912

1,822	Silicon Graphics International — ▼	26,000

4,560	Silicon Image —	26,129

3,770	Smart Modular Technologies —	33,930

2,075	Smith Micro Software — ▼	7,387

3,297	Solarwinds —	70,918

12,211	Sonus Networks —	36,145

1,631	Sourcefire — ▼	40,090

2,912	Spansion —	52,940

487	SPS Commerce —	8,946

707	SRS Labs —	6,257

1,459	SS&C Technologies Holdings —	27,021

614	Stamps.com	10,285

1,286	Standard Microsystems —	30,427

2,417	STEC — ▼	24,581

1,222	Stratasys — ▼	31,161

531	Stream Global Services —	1,731

4,573	SuccessFactors —	123,471

1,450	Super Micro Computer —	20,431

626	Supertex •	12,132

2,786	Support.com •	8,971

1,173	Sycamore Networks ▼	23,108

2,503	Symmetricom •	14,192

1,983	Synaptics • ▼	48,722

1,530	Synchronoss Technologies • ▼	44,753

1,456	SYNNEX •	41,234

785	Syntel	43,151

4,179	Take-Two Interactive Software •	56,375

2,383	Taleo, Class A • ▼	78,877

776	Techtarget •	5,145

3,564	Tekelec •	27,977

2,692	Telecommunication Systems •	13,675

954	Telenav • ▼	9,569

1,467	Teletech Holdings •	29,032

2,966	Tessera Technologies • ▼	46,596

4,119	THQ • ▼	10,977

6,853	TiVo • ▼	64,418

1,498	TNS • ▼	25,316

321	Travelzoo • ▼	16,949

9,502	TriQuint Semiconductor •	71,455

3,007	TTM Technologies •	41,647

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Information Technology (continued)

1,887	Tyler Technologies •	$48,100

1,488	Ultimate Software Group • ▼	80,917

1,317	Ultra Clean Holdings • ▼	9,140

1,439	Ultratech •	37,918

2,491	Unisys • ▼	51,738

5,098	United Online ▼	30,435

2,225	Universal Display • ▼	66,550

4,554	ValueClick •	82,245

1,600	VASCO Data Security International •	15,488

2,357	Veeco Instruments • ▼	93,785

1,226	Verint Systems •	41,709

1,968	ViaSat • ▼	88,422

255	Viasystems Group •	5,722

2,356	Virnetx Holding • ▼	71,646

805	Virtusa •	15,826

711	Vishay Precision Group •	12,123

1,011	Vocus • ▼	28,884

1,471	Volterra Semiconductor •	37,908

4,752	Wave Systems • ▼	11,025

1,683	Web.com Group • ▼	14,625

2,312	Websense •	52,436

3,072	Westell Technologies, Class A •	8,755

2,235	Wright Express • ▼	109,962

1,730	XO Group •	16,176

1,981	X-Rite •	9,628

1,789	Xyratex • ▼	17,049

3,862	Zix •	14,830

2,893	Zoran •	24,012

901	Zygo •	10,812
	Total Information Technology	11,638,104
	Materials – 4.7%

1,802	A. Schulman ▼	39,914

924	A.M. Castle & Company •	16,041

318	AEP Industries •	8,611

1,415	AMCOL International	43,384

1,293	American Vanguard	17,662

1,342	Arch Chemicals	63,235

1,674	Balchem	73,271

6,035	Boise	41,823

2,321	Buckeye Technologies ▼	62,412

3,268	Calgon Carbon •	48,661

2,984	Century Aluminum •	38,852

5,573	Chemtura •	98,085

715	Clearwater Paper •	54,083

5,182	Coeur d’Alene Mines •	141,417

132	Nuveen Investments

Shares	Description ▲	Value

	Materials (continued)

647	Deltic Timber ▼	$33,547

2,574	Eagle Materials	63,964

2,149	Endeavour International • ▼	26,948

5,008	Ferro •	65,204

2,890	Flotek Industries • ▼	27,253

1,080	FutureFuel	13,241

4,071	General Moly • ▼	18,604

2,001	Georgia Gulf •	40,100

3,003	Glatfelter	45,315

3,639	Globe Specialty Metals	83,988

1,644	Gold Resource ▼	40,804

715	Golden Minerals • ▼	10,396

14,962	Golden Star Resources •	37,854

1,398	Graham Packaging • ▼	35,439

9,249	Graphic Packaging Holding •	45,783

2,878	H.B. Fuller	65,791

339	Handy & Harman •	4,797

531	Hawkins ▼	18,277

697	Haynes International	43,660

3,582	Headwaters •	8,203

16,156	Hecla Mining •	125,532

2,614	Horsehead Holding • ▼	29,198

1,271	Innophos Holdings	61,262

1,371	Innospec •	44,037

4,883	Jaguar Mining • ▼	23,292

878	Kaiser Aluminum ▼	49,010

2,268	Kapstone Paper & Packaging •	35,358

415	KMG Chemicals	6,955

1,212	Koppers Holdings	44,868

1,846	Kraton Performance Polymers •	66,641

1,601	Landec •	9,894

7,658	Louisiana-Pacific • ▼	59,349

1,062	LSB Industries •	42,204

1,186	Materion •	45,210

678	Metals USA Holdings •	10,428

4,624	Midway Gold • ▼	11,005

1,057	Minerals Technologies	68,472

1,833	Myers Industries	21,813

859	Neenah Paper	17,343

521	NewMarket	85,454

381	NL Industries	6,858

1,315	Noranda Aluminum Holding •	18,252

4,611	Olin	96,416

552	Olympic Steel	14,435

1,794	OM Group •	65,086

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Materials (continued)

2,674	Omnova Solutions •	$18,076

6,777	Paramount Gold & Silver • ▼	20,399

5,424	PolyOne	84,072

661	Quaker Chemical	26,797

1,449	Revett Minerals •	6,564

1,746	RTI International Metals •	55,994

1,070	Schweitzer-Mauduit International	60,038

2,896	Sensient Technologies	107,500

1,777	Spartech •	10,218

447	Stepan ▼	35,447

5,962	Stillwater Mining •	91,219

1,683	STR Holdings • ▼	23,158

1,234	Texas Industries ▼	47,645

8,839	Thompson Creek Metals •	79,905

768	TPC Group •	30,835

1,586	U.S. Energy •	6,709

154	United States Lime & Minerals •	6,351

411	Universal Stainless & Alloy •	18,368

5,725	US Gold • ▼	36,354

871	Verso Paper •	2,186

4,110	Vista Gold • ▼	12,700

2,909	Wausau-Mosinee Paper	21,468

3,323	Worthington Industries	69,683

1,155	Zagg • ▼	17,729

1,288	Zep	24,150

1,693	Zoltek Companies • ▼	17,116
	Total Materials	3,465,672
	Telecommunication Services – 1.0%

3,594	8x8 • ▼	14,017

1,337	Abovenet	81,410

2,694	Alaska Communications Systems Group ▼	19,478

543	Atlantic Tele-Network	20,509

334	Boingo Wireless •	2,929

1,617	Cbeyond • ▼	18,159

12,245	Cincinnati Bell •	42,368

2,661	Cogent Communications Group • ▼	40,101

1,348	Consolidated Communications Holdings	24,291

1,248	Fairpoint Communications • ▼	9,485

2,398	General Communication, Class A •	27,217

1,773	Global Crossing •	61,044

5,918	GlobalStar • ▼	5,918

773	HickoryTech	8,256

839	IDT, Class B ▼	20,245

1,775	inContact •	8,378

2,522	Iridium Communications • ▼	21,513

134	Nuveen Investments

Shares	Description ▲	Value

	Telecommunication Services (continued)

3,535	Leap Wireless International • ▼	$47,581

2,002	Neutral Tandem •	30,691

1,751	NTELOS Holdings	34,004

7,186	PAETEC Holding •	31,762

8,749	Pendrell • ▼	24,497

3,058	Premiere Global Services •	25,871

1,376	Shenandoah Telecommunications ▼	21,823

813	SureWest Communications	10,667

1,952	Towerstream •	8,413

1,275	USA Mobility ▼	21,050

8,021	Vonage Holdings •	32,164
	Total Telecommunication Services	713,841
	Utilities – 3.0%

1,789	Allete	72,007

1,079	American States Water	36,891

379	Artesian Resources	6,898

3,495	Atlantic Power ▼	54,557

3,332	Avista	84,000

2,234	Black Hills ▼	66,752

700	Cadiz • ▼	7,546

2,398	California Water Service Group	43,907

776	Central Vermont Public Service	27,230

921	CH Energy Group	47,035

568	Chesapeake Utilities	21,930

3,629	Cleco ▼	125,999

490	Connecticut Water Service	12,412

845	Consolidated Water	7,622

6,084	Dynegy •	34,801

2,436	El Paso Electric	81,484

2,417	Empire District Electric	49,331

2,832	IDACORP	111,043

1,296	Laclede Group	48,276

1,408	MGE Energy	57,841

720	Middlesex Water Company	13,169

2,394	New Jersey Resources	104,402

2,548	Nicor	139,376

1,543	Northwest Natural Gas ▼	68,833

2,088	NorthWestern	66,858

1,039	Ormat Technologies ▼	21,674

4,154	Piedmont Natural Gas	121,172

5,015	PNM Resources	75,325

4,358	Portland General Electric	107,991

768	SJW ▼	18,063

1,733	South Jersey Industries	87,517

2,653	Southwest Gas	98,930

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Utilities (continued)

2,923	UIL Holdings ▼	$93,331

2,171	UniSource Energy Holding	79,936

641	Unitil	16,378

2,968	WGL Holdings	115,188

695	York Water	11,843
	Total Utilities	2,237,548
	Total Common Stocks (cost $55,004,306)	69,382,908

Shares	Description ▲	Value
	RIGHTS – 0.0%

692	Clinical Data ▪	$—
	Total Rights (cost $0)	—

Shares	Description ▲	Value
	WARRANTS – 0.0%

30	Greenhunter Energy ▼ ▪	$—
	Total Warrants (cost $0)	—

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 36.7%

27,272,801	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	$27,272,801
	Total Money Market Funds (cost $27,272,801)	27,272,801

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 7.0%

	Money Market Funds – 5.8%

4,284,363	First American Treasury Obligations Fund, Class Z 0.000% Ω	$4,284,363
	U.S. Treasury Obligation – 1.2%

$920	U.S. Treasury Bill ☐ 0.087%, 10/20/2011	919,823
	Total Short-Term Investments (cost $5,204,149)	5,204,186
	Total Investments (cost $87,481,256) – 137.2%	101,859,895
	Other Assets Less Liabilities – (37.2)% ¯	(27,634,213)
	Net Assets – 100.0%	$74,225,682

Investments in Derivatives

Futures Contracts outstanding at July 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	62	9/11	$4,932,100	$(98,667)

136	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$69,382,908	$—	$—	**	$69,382,908
Rights	—	—	—	**	—
Warrants	—	—	—	**	—
Money Market Funds	27,272,801	—	—		27,272,801
Short-Term Investments	4,284,363	919,823	—		5,204,186
Derivatives:
Futures Contracts*	(98,667)	—	—		(98,667)
Total	$100,841,405	$919,823	$—		$101,761,228
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Common Stocks		Level 3 Rights		Level 3 Warrants		Level 3 Total
Balance at the beginning of period	$—		$—		$—		$—
Gains (losses):
Net realized gains (losses)	—		—		—		—
Net change in unrealized appreciation (depreciation)	—		—		—		—
Purchases at cost	—		—	**	—		—	**
Sales at proceeds	—		—		—		—
Net discounts (premiums)	—		—		—		—
Transfers in to	—	**	—		—	**	—	**
Transfers out of	—		—		—		—
Balance at the end of period	$—	**	$—	**	$—	**	$—	**
**	Level 3 security has a market value of $—.

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	137

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2011

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$98,667
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments (excluding investments in derivatives) was $87,921,686.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$22,925,977
Depreciation	(8,987,768)
Net unrealized appreciation (depreciation) of investments	$13,938,209

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

•	Non-income producing security; issuer has not declared a dividend within the past twelve months.

▼	Investment, or portion of investment, is out on loan for securities lending.

▪	For fair value measurement disclosure purposes, investment categorized as Level 3.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

REIT	Real Estate Investment Trust

138	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund

(formerly known as First American Equity Index Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 95.7%

	Consumer Discretionary – 10.4%

5,623	Abercrombie & Fitch, Class A ▼	$411,154

22,909	Amazon.com ▼ •	5,097,712

7,812	Apollo Group, Class A •	397,084

4,079	AutoNation ▼ •	153,411

1,622	AutoZone •	463,000

15,981	Bed Bath & Beyond ▼ •	934,729

20,698	Best Buy ▼	571,265

4,823	Big Lots •	167,985

10,913	Cablevision Systems, Class A	265,841

14,489	CarMax •	463,213

27,706	Carnival ▼	922,610

45,304	CBS, Class B	1,239,970

1,300	Chipotle Mexican Grill, Class A ▼ •	421,954

18,836	Coach	1,216,052

177,455	Comcast, Class A	4,262,468

15,437	D.R. Horton ▼	183,392

9,438	Darden Restaurants ▼	479,450

3,965	DeVry	246,385

51,873	DIRECTV, Class A ▼ •	2,628,924

18,042	Discovery Communications, Class A ▼ •	718,072

12,802	Expedia ▼	405,695

7,846	Family Dollar Stores	416,701

243,659	Ford Motor ▼ •	2,975,076

9,890	Fortune Brands	595,477

9,074	GameStop, Class A ▼ •	213,965

15,425	Gannett	196,823

25,070	Gap ▼	483,600

10,093	Genuine Parts ▼	536,544

15,663	Goodyear Tire & Rubber •	253,271

19,583	H&R Block ▼	292,962

15,158	Harley-Davidson	657,706

4,484	Harman International Industries	186,534

8,739	Hasbro	345,715

102,146	Home Depot ▼	3,567,959

19,240	International Game Technology	357,672

33,454	Interpublic Group of Companies	328,184

13,677	J.C. Penney ▼	420,705

43,524	Johnson Controls	1,608,212

18,033	Kohl’s	986,585

9,168	Leggett & Platt	198,946

10,313	Lennar, Class A ▼	182,437

16,179	Limited Brands ▼	612,537

83,529	Lowe’s	1,802,555

Nuveen Investments	139

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Consumer Discretionary (continued)

27,377	Macy’s	$790,374

18,212	Marriott International, Class A ▼	591,890

22,298	Mattel	594,465

66,562	McDonald’s	5,756,282

20,965	McGraw-Hill	872,144

2,853	Netflix ▼ •	758,869

18,680	Newell Rubbermaid	289,914

146,597	News, Class A	2,348,484

24,332	Nike, Class B	2,193,530

10,765	Nordstrom ▼	539,972

18,034	Omnicom Group ▼	846,155

8,844	O’Reilly Automotive ▼ •	526,218

4,125	Polo Ralph Lauren ▼	557,164

3,185	Priceline.com ▼ •	1,712,415

21,611	Pulte Group ▼ •	148,468

7,502	Ross Stores	568,427

5,824	Scripps Networks Interactive, Class A ▼	269,884

2,763	Sears Holdings ▼ •	192,498

5,668	Sherwin-Williams	437,400

10,785	Stanley Black & Decker ▼	709,329

45,749	Staples	734,729

48,088	Starbucks	1,927,848

12,516	Starwood Hotels & Resorts Worldwide ▼	687,879

44,210	Target	2,276,374

8,192	Tiffany & Company ▼	652,001

68,694	Time Warner ▼	2,415,272

21,580	Time Warner Cable ▼	1,582,030

24,769	TJX	1,369,725

7,990	Urban Outfitters ▼ •	259,995

5,614	VF ▼	655,715

37,537	Viacom, Class B	1,817,542

121,257	Walt Disney ▼	4,682,944

110	Washington Post, Class B ▼	44,253

4,889	Whirlpool ▼	338,465

10,904	Wyndham Worldwide	377,169

4,883	Wynn Resorts	750,419

31,770	Yum! Brands	1,678,091
	Total Consumer Discretionary	81,824,865
	Consumer Staples – 10.2%

134,219	Altria Group	3,529,960

43,573	Archer-Daniels-Midland	1,323,748

27,598	Avon Products	723,896

6,402	Brown-Forman, Class B	470,931

11,710	Campbell Soup ▼	387,016

8,554	Clorox	612,381

140	Nuveen Investments

Shares	Description ▲	Value

	Consumer Staples (continued)

146,859	Coca-Cola ▼	$9,987,881

20,851	Coca-Cola Enterprises	586,122

31,364	Colgate-Palmolive	2,646,494

26,232	ConAgra Foods	671,802

11,480	Constellation Brands, Class A •	234,077

28,025	Costco Wholesale	2,192,956

86,985	CVS Caremark	3,161,905

11,751	Dean Foods •	129,496

14,200	Dr. Pepper Snapple Group	536,192

7,314	Estee Lauder, Class A ▼	767,312

40,955	General Mills	1,529,669

20,646	H.J. Heinz ▼	1,086,805

9,838	Hershey	555,257

8,742	Hormel Foods	253,256

7,440	JM Smucker	579,725

16,063	Kellogg	895,994

25,204	Kimberly-Clark	1,647,333

112,770	Kraft Foods, Class A	3,877,032

38,841	Kroger ▼	965,976

9,218	Lorillard	979,136

8,499	McCormick	413,476

13,109	Mead Johnson Nutrition	935,589

10,195	Molson Coors Brewing, Class B	459,285

101,401	PepsiCo	6,493,720

114,088	Philip Morris International	8,119,642

179,065	Procter & Gamble	11,010,707

21,689	Reynolds American	763,453

22,716	Safeway	458,182

37,536	Sara Lee	717,313

13,610	SUPERVALU ▼	117,046

37,431	Sysco ▼	1,145,014

19,234	Tyson Foods, Class A	337,749

58,729	Walgreens	2,292,780

122,523	Wal-Mart Stores ▼	6,458,187

9,581	Whole Foods Market	639,053
	Total Consumer Staples	80,693,548
	Energy – 12.4%

14,534	Alpha Natural Resources •	620,747

31,917	Anadarko Petroleum	2,635,068

24,598	Apache ▼	3,043,265

27,883	Baker Hughes ▼	2,157,587

6,702	Cabot Oil & Gas ▼	496,484

15,718	Cameron International •	879,265

42,190	Chesapeake Energy	1,449,227

128,963	Chevron ▼	13,414,731

Nuveen Investments	141

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Energy (continued)

90,678	ConocoPhillips	$6,527,909

14,540	CONSOL Energy	779,344

25,485	Denbury Resources ▼ •	492,370

27,137	Devon Energy ▼	2,135,682

4,459	Diamond Offshore Drilling	302,454

48,193	El Paso	990,366

17,221	EOG Resources ▼	1,756,542

316,017	Exxon Mobil	25,214,995

15,418	FMC Technologies ▼ •	703,061

58,700	Halliburton	3,212,651

7,615	Helmerich & Payne ▼	525,816

19,398	Hess	1,329,927

45,681	Marathon Oil	1,414,741

22,840	Marathon Petroleum •	1,000,164

12,408	Murphy Oil	796,842

19,376	Nabors Industries ▼ •	511,720

27,141	National Oilwell Varco	2,186,750

8,483	Newfield Exploration •	571,924

14,715	Noble ▼	542,542

11,320	Noble Energy	1,128,378

52,147	Occidental Petroleum	5,119,792

17,369	Peabody Energy	998,196

7,490	Pioneer Natural Resources ▼	696,495

11,340	QEP Resources ▼	497,032

10,305	Range Resources ▼	671,474

8,632	Rowan ▼ •	338,115

87,049	Schlumberger ▼	7,866,618

22,318	Southwestern Energy ▼ •	994,490

43,076	Spectra Energy ▼	1,163,914

8,899	Sunoco	361,744

9,832	Tesoro ▼ •	238,819

36,582	Valero Energy	918,940

37,730	Williams	1,196,041
	Total Energy	97,882,222
	Financials – 14.0%

21,048	ACE	1,409,795

30,005	Aflac	1,382,030

33,548	Allstate	929,951

67,095	American Express	3,357,434

27,987	American International Group •	803,227

15,543	Ameriprise Financial	840,876

21,117	AON	1,016,150

9,153	Apartment Investment & Management, Class A – REIT ▼	249,877

6,192	Assurant	220,559

5,886	AvalonBay Communities – REIT ▼	789,842

142	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

650,045	Bank of America	$6,311,937

79,659	Bank of New York Mellon	2,000,237

44,679	BB&T ▼	1,147,357

111,064	Berkshire Hathaway, Class B •	8,237,618

5,612	BlackRock	1,001,518

9,742	Boston Properties – REIT ▼	1,045,901

29,452	Capital One Financial	1,407,806

18,724	CB Richard Ellis Group ▼ •	408,183

64,253	Charles Schwab ▼	959,297

18,767	Chubb	1,172,562

10,457	Cincinnati Financial ▼	285,790

187,363	Citigroup	7,183,497

4,303	CME Group	1,244,385

11,341	Comerica ▼	363,252

34,994	Discover Financial Services	896,196

15,129	E*TRADE Financial •	240,249

19,612	Equity Residential Properties Trust – REIT ▼	1,212,414

6,332	Federated Investors, Class B ▼	135,315

58,938	Fifth Third Bancorp	745,566

16,264	First Horizon National	146,213

9,251	Franklin Resources	1,174,507

31,471	Genworth Financial, Class A •	261,839

33,214	Goldman Sachs Group ▼	4,482,893

28,565	Hartford Financial Services Group ▼	668,992

26,638	HCP – REIT ▼	978,414

8,504	Health Care – REIT ▼	448,841

44,019	Host Hotels & Resorts – REIT ▼	697,701

33,788	Hudson City Bancorp	278,751

55,389	Huntington Bancshares	334,827

5,044	IntercontinentalExchange ▼ •	621,925

31,473	Invesco	698,071

11,945	Janus Capital Group	100,816

254,918	JPMorgan Chase	10,311,433

64,017	KeyCorp	514,697

28,210	Kimco Realty – REIT ▼	536,836

9,545	Legg Mason	280,814

12,709	Leucadia National ▼	427,912

20,109	Lincoln National	532,888

19,933	Loew’s	794,729

6,707	M&T Bank	578,412

35,453	Marsh & McLennan	1,045,509

67,811	MetLife	2,794,491

13,647	Moody’s ▼	485,970

99,092	Morgan Stanley	2,204,797

10,242	NASDAQ OMX Group •	246,525

Nuveen Investments	143

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Financials (continued)

15,512	Northern Trust	$696,566

16,795	NYSE Euronext	561,961

22,970	Peoples United Financial	291,260

10,388	Plum Creek Timber – REIT ▼	397,029

33,761	PNC Financial Services Group	1,832,885

20,614	Principal Financial Group ▼	569,565

41,936	Progressive	825,300

31,306	Prudential Financial	1,837,036

8,976	Public Storage – REIT ▼	1,073,799

80,605	Regions Financial	490,884

18,815	Simon Property Group – REIT ▼	2,267,397

33,834	SLM	527,472

32,334	State Street	1,340,891

34,442	SunTrust Banks	843,485

17,181	T. Rowe Price Group ▼	975,881

7,345	Torchmark ▼	296,665

26,871	Travelers	1,481,398

123,598	U.S. Bancorp	3,220,963

19,745	Unum Group	481,581

11,838	Ventas – REIT ▼	640,791

10,519	Vornado Realty Trust – REIT ▼	984,052

339,304	Wells Fargo	9,480,153

20,295	XL Group	416,453

12,763	Zions Bancorporation ▼	279,510
	Total Financials	110,460,601
	Health Care – 10.8%

99,710	Abbott Laboratories	5,117,117

24,346	Aetna	1,010,116

20,710	Allergan ▼	1,683,930

17,575	AmerisourceBergen	673,298

59,644	Amgen •	3,262,527

36,591	Baxter International	2,128,498

14,034	Becton, Dickinson & Company	1,173,383

15,502	Biogen Idec •	1,579,189

98,036	Boston Scientific •	701,938

109,442	Bristol-Myers Squibb	3,136,608

6,258	C.R. Bard ▼	617,539

22,491	Cardinal Health	984,206

15,253	CareFusion •	402,527

29,690	Celgene ▼ •	1,760,617

5,013	Cephalon ▼ •	400,739

5,616	Cerner •	373,408

17,358	CIGNA	863,908

9,509	Coventry Health Care •	304,288

29,848	Covidien	1,515,980

144	Nuveen Investments

Shares	Description ▲	Value

	Health Care (continued)

6,126	DaVita •	$511,766

9,822	DENTSPLY International ▼	372,156

3,721	Edwards Lifesciences •	265,493

65,354	Eli Lilly ▼	2,503,058

33,965	Express Scripts ▼ •	1,842,941

18,358	Forest Laboratories •	680,347

50,490	Gilead Sciences •	2,138,756

10,764	Hospira •	550,256

11,061	Humana •	824,929

2,521	Intuitive Surgical •	1,009,787

175,849	Johnson & Johnson	11,393,257

6,427	Laboratory Corporation of America ▼ •	583,315

11,469	Life Technologies •	516,449

16,173	McKesson	1,311,954

25,648	Medco Health Solutions •	1,612,746

68,602	Medtronic	2,473,101

198,009	Merck	6,758,047

24,596	Mylan •	560,297

6,705	Patterson Companies	206,782

7,511	PerkinElmer	183,719

506,870	Pfizer	9,752,179

10,094	Quest Diagnostics	545,177

22,255	St. Jude Medical	1,034,858

22,114	Stryker	1,201,675

31,405	Tenet Healthcare ▼ •	174,612

24,586	Thermo Fisher Scientific •	1,477,373

69,504	UnitedHealth Group	3,449,483

8,525	Varian Medical Systems •	535,029

8,531	Watson Pharmaceuticals •	572,686

23,555	WellPoint	1,591,140

12,315	Zimmer Holdings ▼ •	739,146
	Total Health Care	85,062,330
	Industrials – 10.3%

45,584	3M	3,972,190

6,779	Avery Dennison	213,877

47,362	Boeing	3,337,600

10,455	C.H. Robinson Worldwide	756,001

41,343	Caterpillar	4,084,275

8,110	Cintas ▼	263,981

71,371	CSX	1,753,585

12,590	Cummins	1,320,439

34,933	Danaher	1,715,560

26,925	Deere & Company	2,113,882

11,970	Dover	723,826

3,575	Dun & Bradstreet ▼	259,366

Nuveen Investments	145

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Industrials (continued)

21,889	Eaton	$1,049,578

48,221	Emerson Electric	2,367,169

9,963	Equifax	342,329

13,624	Expeditors International of Washington	650,137

18,916	Fastenal ▼	636,524

20,250	FedEx	1,759,320

3,482	First Solar ▼ •	411,677

3,582	Flowserve	355,979

11,181	Fluor	710,329

23,865	General Dynamics	1,626,161

680,356	General Electric	12,185,176

8,011	Goodrich	762,167

50,488	Honeywell International	2,680,913

31,404	Illinois Tool Works ▼	1,563,919

20,780	Ingersoll-Rand ▼	777,588

12,923	Iron Mountain	408,754

11,810	ITT ▼	629,945

8,135	Jacobs Engineering Group •	318,404

6,780	Joy Global ▼	636,778

6,808	L-3 Communications Holdings	538,649

18,269	Lockheed Martin	1,383,511

22,972	Masco	242,355

8,296	Monster Worldwide ▼ •	97,395

22,660	Norfolk Southern	1,715,362

18,778	Northrop Grumman ▼	1,136,257

23,445	Paccar ▼	1,003,680

7,564	Pall	375,023

10,403	Parker Hannifin	822,045

13,077	Pitney Bowes ▼	281,809

9,229	Precision Castparts ▼	1,489,376

22,892	Prologis – REIT ▼	815,642

13,862	Quanta Services ▼ •	256,724

12,242	R.R. Donnelley & Sons ▼	230,272

22,525	Raytheon	1,007,543

19,463	Republic Services	565,011

9,865	Robert Half International	270,104

9,257	Rockwell Automation ▼	664,282

9,883	Rockwell Collins ▼	544,454

6,152	Roper Industries	502,188

3,293	Ryder System	185,462

3,733	Snap-On ▼	212,258

50,788	Southwest Airlines	505,848

5,507	Stericycle ▼ •	452,235

17,716	Textron ▼	409,771

30,084	Tyco International	1,332,420

146	Nuveen Investments

Shares	Description ▲	Value

	Industrials (continued)

31,467	Union Pacific	$3,224,738

63,268	United Parcel Service, Class B	4,379,411

58,715	United Technologies	4,863,951

3,733	W.W. Grainger ▼	553,865

30,420	Waste Management ▼	957,926
	Total Industrials	81,406,996
	Information Technology – 18.0%

32,643	Accenture, Class A	1,930,507

32,362	Adobe Systems •	897,075

37,050	Advanced Micro Devices ▼ •	271,947

22,328	Agilent Technologies ▼ •	941,348

11,978	Akamai Technologies •	290,107

20,672	Altera	845,071

11,301	Amphenol, Class A ▼	552,506

19,221	Analog Devices	661,202

59,325	Apple •	23,165,227

84,567	Applied Materials	1,041,865

14,817	Autodesk •	509,705

32,599	Automatic Data Processing	1,678,523

11,346	BMC Software •	490,374

30,608	Broadcom, Class A	1,134,639

24,351	CA ▼	543,027

352,846	Cisco Systems	5,634,951

12,060	Citrix Systems •	868,802

19,519	Cognizant Technology Solutions, Class A •	1,363,793

9,950	Computer Sciences ▼	351,036

14,001	Compuware •	135,250

100,711	Corning	1,602,312

105,326	Dell •	1,710,494

73,271	eBay •	2,399,625

21,328	Electronic Arts •	474,548

131,997	EMC ▼ •	3,442,482

5,204	F5 Networks ▼ •	486,470

10,191	Fidelity National Information Services	305,934

9,213	Fiserv •	556,097

10,243	FLIR Systems	281,273

16,125	Google, Class A •	9,734,501

8,161	Harris	325,379

133,060	Hewlett-Packard	4,678,390

77,701	IBM	14,129,927

340,132	Intel	7,595,148

17,551	Intuit •	819,632

12,616	Jabil Circuit ▼	230,999

14,561	JDS Uniphase •	191,477

34,198	Juniper Networks •	799,891

Nuveen Investments	147

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Information Technology (continued)

10,772	KLA-Tencor	$428,941

4,151	Lexmark International, Class A •	139,349

14,609	Linear Technology	428,044

38,854	LSI Logic •	285,965

6,041	MasterCard, Class A	1,831,933

14,781	MEMC Electronic Materials ▼ •	109,675

12,220	Microchip Technology ▼	412,425

55,251	Micron Technology •	407,200

476,058	Microsoft	13,043,988

8,919	Molex	209,418

18,924	Motorola Mobility Holdings •	423,519

21,781	Motorola Solutions •	977,749

15,469	National Semiconductor	382,394

23,599	NetApp •	1,121,424

5,677	Novellus Systems •	176,214

38,510	NVIDIA •	532,593

249,972	Oracle	7,644,144

22,012	Paychex	621,399

107,103	QUALCOMM	5,867,103

12,383	Red Hat •	521,077

17,901	SAIC •	286,953

8,063	Salesforce.com ▼ •	1,166,797

15,291	SanDisk ▼ •	650,326

48,469	Symantec •	923,819

20,516	Tellabs	84,936

12,008	Teradata •	659,960

11,896	Teradyne ▼ •	160,477

74,448	Texas Instruments	2,214,828

10,682	Total System Services	198,792

10,808	VeriSign	337,318

30,728	Visa, Class A ▼	2,628,472

5,878	Waters ▼ •	516,617

14,908	Western Digital •	513,730

40,561	Western Union	787,289

89,888	Xerox	838,655

17,040	Xilinx	546,984

83,585	Yahoo! ▼ •	1,094,964
	Total Information Technology	142,247,005
	Materials – 3.5%

13,594	Air Products & Chemicals	1,206,196

4,482	Airgas	307,913

7,073	AK Steel	85,937

68,240	Alcoa	1,005,175

6,747	Allegheny Technologies ▼	392,608

10,776	Ball	418,109

148	Nuveen Investments

Shares	Description ▲	Value

	Materials (continued)

6,289	Bemis	$198,732

4,677	CF Industries Holdings	726,432

9,264	Cliffs Natural Resources ▼	832,092

75,415	Dow Chemical ▼	2,629,721

59,579	E.I. Du Pont de Nemours	3,063,552

4,557	Eastman Chemical	440,161

14,883	Ecolab ▼	744,150

4,603	FMC	403,085

60,772	Freeport-McMoRan Copper & Gold	3,218,485

5,157	International Flavors & Fragrances ▼	315,454

28,051	International Paper	833,115

10,885	MeadWestvaco	338,959

34,384	Monsanto	2,526,536

31,611	Newmont Mining	1,757,888

20,275	Nucor ▼	788,495

10,521	Owens-Illinois •	243,772

10,145	PPG Industries	854,209

19,506	Praxair ▼	2,021,602

10,274	Sealed Air	221,199

7,814	Sigma-Aldrich	524,319

5,779	Titanium Metals	102,808

9,222	United States Steel	368,788

8,282	Vulcan Materials ▼	283,990

34,551	Weyerhaeuser	690,674
	Total Materials	27,544,156
	Telecommunication Services – 2.8%

25,444	American Tower, Class A •	1,336,574

379,905	AT&T	11,116,020

38,526	CenturyLink	1,429,700

63,845	Frontier Communications ▼	478,199

17,673	MetroPCS Communications •	287,716

191,922	Sprint Nextel ▼ •	811,830

181,490	Verizon Communications	6,404,782

32,716	Windstream ▼	399,462
	Total Telecommunication Services	22,264,283
	Utilities – 3.3%

42,141	AES •	518,756

15,470	Ameren ▼	445,845

30,908	American Electric Power	1,139,269

27,733	CenterPoint Energy	543,012

18,309	CMS Energy	350,434

18,770	Consolidated Edison	987,302

12,876	Constellation Energy Group	499,975

36,939	Dominion Resources ▼	1,789,695

10,863	DTE Energy	541,412

Nuveen Investments	149

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Utilities (continued)

85,408	Duke Energy ▼	$1,588,589

20,901	Edison International	795,701

11,417	Entergy	762,656

9,806	EQT	622,484

42,493	Exelon ▼	1,872,666

26,829	FirstEnergy	1,197,915

6,475	Integrys Energy Group ▼	325,110

27,070	NextEra Energy	1,495,618

2,921	Nicor	159,779

19,099	NiSource	384,463

12,069	Northeast Utilities	410,346

15,467	NRG Energy ▼ •	379,251

3,934	ONEOK	286,356

15,391	Pepco Holdings	287,504

25,529	PG&E	1,057,666

7,275	Pinnacle West Capital	308,096

32,629	PPL	910,349

18,895	Progress Energy	883,152

32,454	Public Service Enterprise Group	1,062,869

7,332	SCANA	287,341

15,360	Sempra Energy	778,598

54,472	Southern	2,153,822

13,788	TECO Energy ▼	255,492

14,995	Wisconsin Energy	459,597

31,060	Xcel Energy	745,439
	Total Utilities	26,286,559
	Total Common Stocks (cost $444,424,571)	755,672,565

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 17.5%

137,937,438	Mount Vernon Securities Lending Prime Portfolio 0.220% Ω †	137,937,438
	Total Money Market Funds (cost $137,937,438)	137,937,438

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 4.8%

	Money Market Funds – 4.0%

31,811,475	First American Treasury Obligations Fund 0.000% Ω	$31,811,475
	U.S. Treasury Obligations – 0.8%

$6,400	U.S. Treasury Bills ☐ 0.087%, 10/20/2011	6,398,765
	Total Short-Term Investments (cost $38,209,982)	38,210,240
	Total Investments (cost $620,571,991) – 118.0%	931,820,243
	Other Assets Less Liabilities – (18.0)% ¯	(142,205,004)
	Net Assets – 100.0%	$789,615,239

150	Nuveen Investments

Investments in Derivatives

Futures Contracts outstanding at July 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Long	113	9/11	$34,464,700	$445,810

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$755,672,565	$—	$—	$755,672,565
Money Market Funds	137,937,438	—	—	137,937,438
Short-Term Investments	31,811,475	6,398,765	—	38,210,240
Derivatives:
Futures Contracts*	445,810	—	—	445,810
Total	$925,867,288	$6,398,765	$—	$932,266,053
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended July 31, 2011, the Find recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$445,810	Payable for variation margin on futures contracts*	$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	151

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2011

At July 31, 2011, the cost of investments (excluding investments in derivatives) was $636,114,347.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$363,892,241
Depreciation	(68,186,345)
Net unrealized appreciation (depreciation) of investments	$295,705,896

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
▲	All percentages shown in the Portfolio of Investments are based on net assets.

▼	Investment, or a portion of investment, is out on loan for securities lending.

•	Non-income producing; issuer has not declared a dividend within the past twelve months.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of July 31, 2011.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

REIT	Real Estate Investment Trust

152	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund

(formerly known as First American Mid Cap Index Fund)

July 31, 2011

Shares	Description ▲	Value

	COMMON STOCKS – 90.6%

	Consumer Discretionary – 12.5%

11,820	99 Cents Only Stores •	$233,445

18,157	Aaron’s ▼	457,738

19,243	Advance Auto Parts ▼	1,057,788

22,256	Aeropostale • ▼	375,014

13,403	Amc Networks • ▼	498,458

48,605	American Eagle Outfitters ▼	638,670

10,107	American Greetings, Class A ▼	224,072

14,041	Ann • ▼	364,224

16,685	Ascena Retail Group •	539,259

12,138	Bally Technologies • ▼	478,601

9,856	Barnes & Noble ▼	171,494

7,630	Bob Evans Farms ▼	263,540

28,131	BorgWarner • ▼	2,239,790

22,476	Brinker International	539,874

15,943	Career Education • ▼	361,747

15,087	Cheesecake Factory •	434,958

44,713	Chico’s FAS	674,719

15,594	Collective Brands • ▼	183,697

9,713	Deckers Outdoor • ▼	964,015

22,314	Dick’s Sporting Goods •	825,618

30,702	Dollar Tree •	2,033,393

17,567	DreamWorks Animation, Class A • ▼	384,015

67,694	Eastman Kodak • ▼	162,466

38,056	Foot Locker	826,957

12,730	Fossil •	1,599,779

35,868	Gentex ▼	1,016,499

15,983	Guess ▼	609,272

24,262	Hanesbrands •	740,234

7,378	International Speedway, Class A	206,363

6,107	ITT Educational Services • ▼	523,187

14,919	J Crew Group Escrow • ▪	—

11,752	John Wiley & Sons, Class A	588,305

18,178	KB HOME ▼	154,331

14,455	Lamar Advertising, Class A •	368,024

10,563	Life Time Fitness • ▼	441,111

36,712	LKQ •	902,014

9,501	M.D.C. Holdings ▼	214,818

7,448	Matthews International, Class A	269,543

9,185	Meredith ▼	274,172

14,171	Mohawk Industries • ▼	737,317

29,977	New York Times, Class A • ▼	257,203

1,483	NVR • ▼	1,008,573

69,779	Office Depot •	263,765

Nuveen Investments	153

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Consumer Discretionary (continued)

7,637	Panera Bread, Class A •	$880,622

29,246	PetSmart	1,258,163

16,876	Phillips Van Heusen ▼	1,207,478

8,584	Polaris Industries ▼	1,017,633

18,902	RadioShack ▼	263,116

14,505	Regis	215,399

15,991	Rent-A-Center ▼	432,557

11,128	Ryland Group ▼	163,915

40,506	Saks • ▼	435,034

5,979	Scholastic ▼	171,717

15,977	Scientific Games, Class A •	146,030

60,455	Service International ▼	632,964

16,884	Sotheby’s Holdings, Class A	715,037

3,073	Strayer Education ▼	373,830

10,679	Thor Industries	264,092

9,725	Timberland, Class A •	416,133

36,542	Toll Brothers • ▼	729,378

18,329	Tractor Supply ▼	1,208,248

15,813	Tupperware	988,154

8,890	Under Armour, Class A • ▼	652,615

11,004	Warnaco Group • ▼	586,513

81,226	Wendy’s/ Arby’s Group, Class A ▼	428,061

26,462	Williams-Sonoma	979,623

14,503	WMS Industries • ▼	399,848
	Total Consumer Discretionary	39,674,222
	Consumer Staples – 4.1%

13,515	BJ’s Wholesale Club •	680,480

35,902	Church & Dwight	1,448,287

19,182	Corn Products International	976,172

17,785	Energizer Holdings •	1,434,182

28,227	Flowers Foods ▼	618,736

31,195	Green Mountain Coffee Roasters • ▼	3,242,720

17,312	Hansen Natural •	1,326,445

4,755	Lancaster Colony ▼	285,918

13,841	Ralcorp Holdings •	1,197,247

10,535	Ruddick	441,417

41,796	Smithfield Foods • ▼	920,348

5,816	Tootsie Roll Industries ▼	163,139

5,731	Universal ▼	210,442
	Total Consumer Staples	12,945,533
	Energy – 6.8%

52,220	Arch Coal	1,336,832

14,162	Atwood Oceanics •	661,365

11,802	Bill Barrett •	587,268

4,802	CARBO Ceramics ▼	749,448

154	Nuveen Investments

Shares	Description ▲	Value

	Energy (continued)

21,531	Cimarex Energy	$1,897,312

12,011	Comstock Resources • ▼	383,151

19,100	Dresser-Rand Group • ▼	1,020,322

8,671	Dril-Quip • ▼	611,392

15,918	Exterran Holdings • ▼	294,165

28,603	Forest Oil • ▼	743,678

26,661	Helix Energy Solutions Group •	522,022

26,118	HollyFrontier	1,969,036

13,663	Northern Oil & Gas • ▼	302,499

27,246	Oceaneering International ▼	1,177,027

12,807	Oil States International • ▼	1,033,525

6,750	Overseas Shipholding Group ▼	164,295

22,988	Patriot Coal • ▼	434,703

38,822	Patterson-UTI Energy	1,262,880

35,272	Plains Exploration & Production •	1,375,961

30,490	Quicksilver Resources • ▼	431,433

15,970	SM Energy	1,203,339

31,382	Southern Union	1,349,426

19,861	Superior Energy Services • ▼	824,033

12,950	Tidewater ▼	703,703

10,025	Unit •	601,600
	Total Energy	21,640,415
	Financials – 17.2%

13,068	Affiliated Managers Group •	1,363,384

15,508	Alexandria Real Estate Equities – REIT ▼	1,271,656

19,294	American Financial Group	655,610

49,219	Apollo Investment	471,518

27,343	Arthur J. Gallagher	768,885

17,771	Aspen Insurance Holdings	460,269

43,599	Associated Banc ▼	595,126

20,817	Astoria Financial ▼	242,518

18,496	BancorpSouth ▼	250,436

10,948	Bank of Hawaii ▼	490,580

16,300	BRE Properties – REIT ▼	855,424

28,913	Brown & Brown	630,593

17,567	Camden Property Trust – REIT ▼	1,178,219

19,793	Cathay General Bancorp	274,331

11,848	City National ▼	636,001

19,443	Commerce Bancshares	795,413

17,746	Corporate Office Properties Trust – REIT ▼	551,368

26,091	Cousins Properties – REIT ▼	222,034

15,301	Cullen/Frost Bankers ▼	824,418

63,574	Duke Realty – REIT ▼	892,579

37,410	East West Bancorp ▼	694,330

29,991	Eaton Vance ▼	804,359

Nuveen Investments	155

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Financials (continued)

12,072	Equity One – REIT ▼	$234,197

8,098	Essex Property Trust – REIT ▼	1,136,635

13,490	Everest Re Group	1,107,799

15,493	Federal Realty Investment Trust – REIT ▼	1,353,159

56,325	Fidelity National Financial, Class A ▼	918,098

26,346	First American Financial ▼	421,273

76,131	First Niagara Financial Group	932,605

27,396	FirstMerit ▼	400,257

50,133	Fulton Financial ▼	508,850

6,422	Greenhill & Company ▼	282,825

21,029	Hancock Holding	692,906

11,391	Hanover Insurance Group	412,468

28,926	HCC Insurance Holdings	871,540

18,051	Highwoods Properties – REIT ▼	621,496

31,077	Hospitality Properties Trust – REIT ▼	784,694

13,294	International Bancshares	223,605

35,955	Jefferies Group ▼	679,909

10,791	Jones Lang LaSalle ▼	918,530

28,843	Liberty Property Trust – REIT ▼	979,508

32,867	Macerich – REIT ▼	1,746,224

21,859	Mack-Cali Realty – REIT	727,249

8,969	Mercury General	333,109

30,135	MSCI, Class A • ▼	1,069,491

110,022	New York Community Bancorp ▼	1,488,598

64,039	Old Republic International ▼	668,567

25,180	OMEGA Healthcare Investors – REIT	494,535

10,078	Potlatch – REIT	334,791

11,767	Prosperity Bancshares ▼	488,684

21,567	Protective Life	458,514

25,425	Raymond James Financial	807,498

20,410	Rayonier – REIT ▼	1,315,425

31,646	Realty Income – REIT ▼	1,027,229

22,541	Regency Centers – REIT ▼	1,012,542

19,909	Reinsurance Group of America	1,158,903

36,547	SEI Investments	722,900

35,713	Senior Housing Properties Trust – REIT ▼	854,969

20,812	SL Green Realty – REIT ▼	1,707,000

11,567	StanCorp Financial Group	384,718

10,679	SVB Financial Group • ▼	651,633

197,698	Synovus Financial	361,787

14,045	Taubman Centers – REIT ▼	841,295

39,290	TCF Financial ▼	499,769

15,692	Transatlantic Holdings	803,587

14,323	Trustmark ▼	312,098

50,746	UDR – REIT ▼	1,335,127

156	Nuveen Investments

Shares	Description ▲	Value

	Financials (continued)

12,452	Unitrin	$350,773

42,715	Valley National Bancorp ▼	561,702

29,119	W.R. Berkley ▼	896,574

21,629	Waddell & Reed Financial, Class A	793,784

27,852	Washington Federal	470,977

18,432	Webster Financial ▼	376,381

30,334	Weingarten Realty Investors – REIT ▼	780,190

7,242	Westamerica Bancorporation ▼	339,867
	Total Financials	54,585,895
	Health Care – 10.2%

47,591	Allscripts Healthcare Solutions •	863,777

10,986	AMERIGROUP • ▼	604,230

4,914	Bio-Rad Laboratories, Class A •	535,626

12,515	Catalyst Health Solutions •	820,108

12,971	Charles River Laboratories International •	513,003

23,559	Community Health Systems •	608,765

11,640	Cooper	890,344

15,208	Covance • ▼	870,658

29,528	Endo Pharmaceuticals Holdings • ▼	1,099,918

12,155	Gen-Probe •	735,985

63,386	Health Management Associates, Class A •	602,167

23,493	Health Net •	660,623

23,056	Henry Schein • ▼	1,532,302

15,887	Hill-Rom Holdings	592,426

65,662	Hologic •	1,219,343

14,398	IDEXX Laboratories • ▼	1,194,170

17,630	Immucor •	467,195

11,781	Kindred Healthcare •	221,954

15,803	Kinetic Concepts •	1,057,853

12,840	LifePoint Hospitals •	476,364

23,781	Lincare Holdings	608,556

14,993	Masimo	416,506

14,686	Medicis Pharmaceutical, Class A	546,025

12,081	MEDNAX •	823,441

8,137	Mettler-Toledo International •	1,259,689

29,426	Omnicare	897,493

15,975	Owens & Minor	487,237

20,921	Perrigo ▼	1,889,375

28,433	Pharmaceutical Product Development	819,723

38,395	Resedential Medical • ▼	1,162,985

14,939	STERIS	522,716

8,983	Techne	680,822

10,070	Teleflex	606,516

14,767	Thoratec •	497,500

12,748	United Therapeutics •	731,480

Nuveen Investments	157

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Health Care (continued)

24,539	Universal Health Services	$1,218,116

21,709	VCA Antech • ▼	424,194

51,462	Vertex Pharmaceuticals •	2,668,819

10,703	WellCare Health Plans •	469,327
	Total Health Care	32,297,331
	Industrials – 13.4%

10,876	Acuity Brands ▼	529,552

29,891	AECOM Technology •	739,503

23,770	AGCO •	1,127,173

8,996	Alaska Air Group •	549,836

10,398	Alexander & Baldwin	501,288

8,411	Alliant Techsystems	548,650

40,478	AMETEK	1,720,315

25,745	BE Aerospace •	1,024,651

11,716	Brinks ▼	349,605

15,365	Carlisle Companies	664,229

11,564	Clean Harbors • ▼	610,001

13,866	Con-way	507,773

14,699	Copart •	638,672

8,648	Corporate Executive Board	351,541

27,483	Corrections Corporation of America •	589,785

11,626	Crane	538,516

12,945	Deluxe	304,725

19,364	Donaldson	1,072,378

6,581	Esterline Technologies •	502,591

11,021	FTI Consulting • ▼	399,952

13,138	Gardner Denver	1,120,540

11,682	GATX	460,621

11,000	General Cable • ▼	437,470

15,133	Graco	664,793

8,585	Granite Construction ▼	200,717

20,311	Harsco	556,725

14,385	Herman Miller ▼	330,999

11,290	HNI ▼	236,074

15,258	Hubbell, Class B	907,393

12,224	Huntington Ingalls Industries • ▼	409,260

20,756	IDEX	860,959

21,997	J.B. Hunt Transport Services	995,144

50,951	JetBlue Airways • ▼	244,055

25,849	Kansas City Southern • ▼	1,534,138

38,081	KBR	1,357,588

20,683	Kennametal	815,531

13,512	Kirby •	788,020

11,683	Korn/Ferry International •	251,652

11,955	Landstar System	536,182

158	Nuveen Investments

Shares	Description ▲	Value

	Industrials (continued)

11,361	Lennox International	$420,130

21,210	Lincoln Electric Holdings	725,806

20,616	Manpower	1,041,520

7,815	Mine Safety Appliances	266,648

11,335	MSC Industrial Direct, Class A	700,276

17,174	Nordson	876,389

22,845	Oshkosh •	567,013

24,775	Pentair	911,968

9,724	Regal-Beloit ▼	589,566

15,981	Rollins	305,077

18,464	Shaw Group •	477,848

12,735	SPX	958,181

27,467	Terex •	610,042

13,148	Thomas & Betts •	641,359

20,454	Timken	893,226

11,331	Towers Watson, Class A	692,891

20,081	Trinity Industries	598,213

9,532	Triumph Group ▼	513,203

15,263	United Rentals • ▼	351,202

20,230	URS •	825,991

25,719	UTi Worldwide	415,876

5,367	Valmont Industries	522,478

28,406	Waste Connections ▼	915,809

7,053	Watsco ▼	417,397

11,167	Werner Enterprises ▼	262,983

12,074	Westinghouse Air Brake Technologies	779,015

14,884	Woodward Governor	513,498
	Total Industrials	42,772,202
	Information Technology – 13.9%

8,376	ACI Worldwide •	302,876

20,227	Acxiom •	277,919

16,248	ADTRAN ▼	537,646

8,169	Advent Software •	189,766

12,873	Alliance Data Systems • ▼	1,265,931

23,021	ANSYS • ▼	1,164,863

26,547	AOL • ▼	456,078

28,904	Arrow Electronics •	1,004,414

115,025	Atmel • ▼	1,391,803

38,438	Avnet •	1,126,233

31,547	Broadridge Financial Solutions	727,474

67,594	Cadence Design Systems • ▼	698,246

23,898	Ciena • ▼	369,463

11,753	Concur Technologies • ▼	534,056

30,786	Convergys •	382,978

26,218	CoreLogic •	413,720

Nuveen Investments	159

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Information Technology (continued)

27,534	Cree • ▼	$904,767

42,320	Cypress Semiconductor ▼	870,946

16,565	Diebold ▼	500,926

9,824	Digital River • ▼	250,512

8,658	DST Systems ▼	443,203

11,580	Equinix •	1,209,763

11,300	FactSet Research Systems ▼	1,040,617

10,086	Fair Isaac	300,059

31,807	Fairchild Semiconductor International •	477,423

21,508	Gartner, Class A •	793,860

20,084	Global Payments	952,182

26,658	Informatica • ▼	1,363,024

40,117	Ingram Micro, Class A •	744,170

37,155	Integrated Device Technology • ▼	254,140

17,493	International Rectifier •	449,395

31,413	Intersil, Class A	378,527

10,198	Itron •	438,922

21,691	Jack Henry & Associates ▼	627,954

31,105	Lam Research •	1,271,572

22,372	Lender Processing Services	421,265

5,464	ManTech International	222,931

27,611	Mentor Graphics •	315,594

20,352	MICROS Systems •	996,637

22,423	National Instruments	579,410

40,306	NCR •	804,105

18,578	NeuStar, Class A •	483,771

29,737	Parametric Technology •	618,232

12,303	Plantronics	421,378

44,148	Polycom • ▼	1,193,320

26,532	QLogic •	402,490

15,287	Quest Software • ▼	290,147

24,779	Rackspace Hosting • ▼	991,160

69,514	RF Micro Devices • ▼	469,220

37,991	Riverbed Technology • ▼	1,087,682

28,432	Rovi • ▼	1,506,043

15,950	Semtech •	371,635

10,855	Silicon Laboratories • ▼	384,376

46,685	Skyworks Solutions •	1,181,597

17,736	Solera Holdings	991,088

36,780	Synopsys •	881,617

11,737	Tech Data •	547,766

41,665	TIBCO Software •	1,084,957

30,757	Trimble Navigation •	1,094,334

19,730	ValueClick • ▼	356,324

18,910	Varian Semiconductor Equipment Associates •	1,148,593

160	Nuveen Investments

Shares	Description ▲	Value

	Information Technology (continued)

41,607	Vishay Intertechnology • ▼	$572,928

13,701	Zebra Technologies, Class A •	548,040
	Total Information Technology	44,082,068
	Materials – 6.6%

23,069	Albemarle	1,535,934

16,873	AptarGroup	861,367

19,899	Ashland	1,218,615

16,482	Cabot Microelectronics	644,446

11,080	Carpenter Technology ▼	636,435

28,820	Commercial Metals ▼	418,178

8,268	Compass Minerals International ▼	651,022

12,449	Cytec Industries	697,144

10,366	Domtar	828,762

7,848	Greif, Class A	479,120

11,160	Intrepid Potash • ▼	371,070

33,269	Louisiana-Pacific • ▼	257,835

16,132	Lubrizol	2,171,367

11,454	Martin Marietta Materials ▼	866,151

4,597	Minerals Technologies	297,794

2,460	NewMarket ▼	403,489

20,035	Olin	418,932

25,769	Packaging Corporation of America	687,259

18,796	Reliance Steel & Aluminum	883,600

16,009	Rock-Tenn, Class A	983,913

32,736	RPM International	690,075

11,482	Scotts Miracle-Gro, Class A ▼	579,382

12,582	Sensient Technologies	467,044

12,114	Silgan Holdings	469,781

25,247	Sonoco Products	809,166

54,865	Steel Dynamics	856,991

27,238	Temple-Inland	817,685

24,072	Valspar	791,247

14,007	Worthington Industries ▼	293,727
	Total Materials	21,087,531
	Telecommunication Services – 0.4%

23,028	Telephone & Data Systems ▼	653,074

37,695	tw telecom • ▼	744,476
	Total Telecommunication Services	1,397,550
	Utilities – 5.5%

19,637	AGL Resources ▼	801,190

27,915	Alliant Energy	1,100,130

34,657	Aqua America	732,996

22,822	Atmos Energy	762,939

9,885	Black Hills ▼	295,364

15,345	Cleco ▼	532,778

Nuveen Investments	161

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2011

Shares	Description ▲	Value

	Utilities (continued)

29,414	DPL	$889,774

18,142	Energen	1,066,931

34,161	Great Plains Energy ▼	689,027

23,884	Hawaiian Electric Industries	558,886

12,444	IDACORP	487,929

47,521	MDU Resources Group	1,024,553

20,732	National Fuel Gas	1,500,582

26,010	NSTAR	1,153,023

59,312	NV Energy	880,190

24,518	OGE Energy	1,226,881

21,820	PNM Resources	327,736

44,505	Questar	820,227

27,973	UGI	847,582

20,561	Vectren	543,016

28,592	Westar Energy ▼	737,960

12,768	WGL Holdings	495,526
	Total Utilities	17,475,220
	Total Common Stocks (cost $238,252,766)	287,957,967

Shares	Description ▲	Value
	MONEY MARKET FUNDS – 27.8%

88,262,327	Mount Vernon Securities Lending Prime Portfolio, 0.220% Ω †	$88,262,327
	Total Money Market Funds (cost $88,262,327)	88,262,327

Shares/ Principal Amount (000)	Description ▲	Value
	SHORT-TERM INVESTMENTS – 9.9%

	Money Market Funds – 9.2%

29,217,004	First American Treasury Obligations Fund, Class Z, 0.000% Ω	$29,217,004
	U.S. Treasury Obligation – 0.7%

$2,150	U.S. Treasury Bill 0.087%, 10/20/2011 ☐	2,149,585
	Total Short-Term Investments (cost $31,366,521)	31,366,589
	Total Investments (cost $357,881,614) – 128.3%	407,406,883
	Other Assets Less Liabilities – (28.3)% ¯	(89,805,165)
	Net Assets – 100.0%	$317,781,718

Investments in Derivatives

Futures Contracts outstanding at July 31, 2011:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
S&P Mid Cap 400 E-Mini Index	Long	330	9/11	$31,076,100	$(202,210)

162	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$287,957,967	$—	$—	**	$287,957,967
Money Market Funds	88,262,327	—	—		88,262,327
Short-Term Investments	29,217,004	2,149,585	—		31,366,589
Derivatives:
Futures Contracts*	(202,210)	—	—		(202,210)
Total	$405,235,088	$2,149,585	$—	**	$407,384,673
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
**	Level 3 security has a market value of $—.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—	**
Transfers out of	—
Balance at the end of period	$—	**
**	Level 3 security has a market value of $—.

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$202,210
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin.

Nuveen Investments	163

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2011

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments (excluding investments in derivatives) was $359,324,539.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$70,105,132
Depreciation	(21,842,788)
Net unrealized appreciation (depreciation) of investments	$48,262,344

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

▲	All percentages shown in the Portfolio of Investments are based on net assets.

▼	Investment, or portion of investment, is out on loan for securities lending.

•	Non-income producing security; issuer has not declared a dividend within the past twelve months.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2011.

▪	For fair value measurement disclosure purposes, investment categorized as Level 3.

☐	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is the annualized effective yield as of July 31, 2011.

†	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

¯	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

164	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: October 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 13, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 13, 2011